UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

             Investment Company Act file number    811-04416
                                               -------------------------

                                  Armada Funds
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 760 Moore Road
                            King of Prussia, PA 19406
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Audrey Talley, Esq.
                           Drinker Biddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                           Philadelphia, PA 19103-6996
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-622-3863
                                                           -------------

                      Date of fiscal year end: May 31, 2005
                                              -------------

                   Date of reporting period: February 28, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                    FORM N-Q
                   QUARTERLY SCHEDULES OF PORTFOLIO HOLDINGS
                                  ARMADA FUNDS
                               FEBRUARY 28, 2005
                                  (Unaudited)

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares      (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 83.2%
AUSTRALIA -- 2.3%
  Aristocrat Leisure (Consumer Discretionary)#              54,350    $    464
  Australian Gas Light (Energy)                             22,850         258
  Bluescope Steel (Materials)                               47,850         367
  Brambles Industries (Industrials)#                       114,350         720
  Computershare (Industrials)#                             633,600       2,892
  CSL (Healthcare)                                           8,900         226
  Macquarie Infrastructure Group (Financials)               46,000         133
  Qbe Insurance Group (Financials)                          24,600         298
  SouthCorp (Consumer Staples)                             209,050         722
                                                                      --------
                                                                         6,080
--------------------------------------------------------------------------------
AUSTRIA -- 0.5%
  Wienerberger (Industrials)*                               28,450       1,415
--------------------------------------------------------------------------------
BELGIUM -- 2.9%
  Algemene Maatschappij Voor
   Nijverheidskredit (Financials)                           23,100       2,612
  Colruyt NV (Consumer Staples)                              5,575         958
  Dexia (Financials)                                        22,600         537
  Electrabel (Energy)                                        3,000       1,328
  Kbc Bankverzekeringsholding (Financials)*                 13,350       1,123
  Mobistar (Telecommunications)*                             3,500         314
  Umicore (Materials)*                                       9,500         972
                                                                      --------
                                                                         7,844
--------------------------------------------------------------------------------
BERMUDA -- 0.0%
  Ship Finance International (Financials)#                   1,013          22
--------------------------------------------------------------------------------
BRAZIL -- 1.4%
  Cia Vale do Rio Doce, ADR (Materials)                     38,700       1,355
  Petroleo Brasileiro SA - Petrobras (Energy)               47,400       2,313
                                                                      --------
                                                                         3,668
--------------------------------------------------------------------------------
DENMARK -- 0.6%
  Danske Bank (Financials)                                  13,050         401
  GN Store Nord (Telecommunications)                        61,950         672
  H. Lundbeck (Healthcare)#                                 10,800         240
  Jyske Bank (Financials)*                                  10,600         388
                                                                      --------
                                                                         1,701
--------------------------------------------------------------------------------
FINLAND -- 1.3%
  Nokia Oyj, ADR (Information Technology)#                 122,600       1,979
  Wartsila Oyj (Energy)                                     61,400       1,597
                                                                      --------
                                                                         3,576
--------------------------------------------------------------------------------
FRANCE -- 4.1%
  Assuarances Generales de France (Financials)               3,800         292
  Autoroutes Du Sud de la France (Financials)                2,800         147
  BNP Paribas (Consumer Discretionary)                      27,600       2,003
  Bouygues (Financials)                                      7,400         321
  Essilor International (Consumer Staples)                   5,600         393
  European Aeronautic Defense and Space
   (Industrials)*#                                          14,400         453
  Group Danone (Consumer Staples)                           10,200       1,016
  Groupe Danone, ADR (Consumer
   Discretionary)                                           25,100         499


--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares      (000)
--------------------------------------------------------------------------------
  Lafarge (Industrials)                                      3,600    $    375
  Neopost (Industrials)                                      1,500         125
  Peugeot (Consumer Discretionary)                           8,800         577
  Sanofi-Aventis, ADR (Healthcare)#                         56,800       2,267
  TotalFinaElf, ADR (Energy)#                               22,100       2,634
                                                                      --------
                                                                        11,102
--------------------------------------------------------------------------------
GERMANY -- 1.1%
  Deutsche Bank (Financials)                                20,000       1,756
  Schering (Healthcare)                                     15,000       1,096
                                                                      --------
                                                                         2,852
--------------------------------------------------------------------------------
HONG KONG -- 4.5%
  Cheung Kong Holdings (Financials)                        400,200       3,810
  CLP Holdings (Utilities)                                 258,075       1,479
  Cosco Pacific (Industrials)                            1,094,000       2,441
  Espirit Holdings (Consumer Discretionary)                104,500         744
  Sung Hung Kai Properties (Financials)                     77,915         727
  Swire Pacific, Cl A (Financials)                         116,045         949
  Techtronic Industries (Information
   Technology)                                             777,555       1,824
                                                                      --------
                                                                        11,974
--------------------------------------------------------------------------------
IRELAND -- 0.8%
  Bank of Ireland (Financials)                              65,533       1,099
  CRH (Materials)                                           15,650         438
  Elan, ADR (Healthcare)*#                                  11,087          89
  Irish Life & Permanent (Financials)                       29,750         605
                                                                      --------
                                                                         2,231
--------------------------------------------------------------------------------
ITALY -- 1.3%
  Banca Intesa (Financials)                                117,000         573
  Bulgari (Consumer Staples)                                82,200       1,021
  Enel (Energy)                                             66,090         636
  Eni, ADR (Materials)#                                      7,600         996
  Pirelli (Consumer Discretionary)#                         68,600          89
  RCS Media Group (Telecommunications)                      46,000         258
                                                                      --------
                                                                         3,573
--------------------------------------------------------------------------------
JAPAN -- 17.4%
  Asahi Glass (Industrials)                                 23,600         260
  Benesse (Industrials)                                     12,700         436
  Bridgestone (Consumer Discretionary)                      22,050         421
  Canon (Consumer Discretionary)                            67,000       3,534
  Central Japan Railway (Industrials)                          200       1,722
  Dai Nippon Printing (Industrials)#                        82,000       1,381
  Daikin Kogyo (Industrials)                                 7,000         175
  Daiwa Securities (Financials)                            205,100       1,399
  Dentsu (Industrials)                                         300         798
  Fanuc (Information Technology)#                            5,000         329
  Hirose Electric (Industrials)                              2,800         311
  Honda Motor (Consumer Discretionary)                      91,450       2,455
  Hoya (Healthcare)                                          9,430       1,024
  Hyakugo Bank (Financials)                                104,950         672
  JFE Holdings (Financials)                                 46,950       1,446
  Kagoshima Bank (Financials)                               75,850         532
  Keyence (Information Technology)                           3,100         751

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares      (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- CONTINUED
JAPAN -- CONTINUED
  Komatsu (Industrials)                                    219,000    $  1,642
  Millea Holdings (Financials)                                 100       1,464
  Mitsubishi (Consumer Discretionary)                      136,000       1,854
  Mitsubishi Chemical (Materials)                          500,000       1,698
  Mitsubishi Tokyo Financial Group
   (Financials)*                                           138,900       1,274
  Neomax (Materials)                                        90,200       2,054
  Nidec (Industrials)                                        4,400         536
  Nippon Yusen Kabushiki (Industrials)                      11,200          67
  Nissan Chemicals Industries (Materials)                   24,000         216
  Obayashi (Industrials)                                   383,000       2,429
  OMC Card (Financials)                                    106,000       1,228
  Osaka Gas (Utilities)                                    111,265         335
  Shiga Bank (Financials)                                  166,600       1,030
  Shimano (Industrials)                                     39,000       1,212
  Shin-Etsu Chemical (Materials)                            54,900       2,242
  Shinko Electric Industries (Information
   Technology)                                               1,600          56
  Shinsei Bank (Financials)#                                21,000         123
  Taiheiyo Cement (Industrials)                            495,000       1,482
  Terumo (Industrials)#                                     97,000       3,034
  Tokyo Electron (Information Technology)#                   7,200         462
  Toyota Motor (Consumer Discretionary)                     19,000       1,478
  Yahoo Japan (Information Technology)*#                       324       1,627
  Yamada Denki (Industrials)#                               30,800       1,532
                                                                      --------
                                                                        46,721
--------------------------------------------------------------------------------
MEXICO -- 1.5%
  America Movil SA de CV
   (Telecommunications)                                     66,200       3,886
--------------------------------------------------------------------------------
NETHERLANDS -- 5.8%
  ABN AMRO Holdings (Financials)                            89,300       2,458
  DSM (Materials)                                           33,450       2,376
  IHC Caland (Information Technology)                       17,800       1,181
  ING Groep, ADR (Financials)                               47,100       1,445
  Koninklijke Ahold (Consumer Staples)*                    311,500       2,817
  Koninklijke KPN (Telecommunications)                     139,450       1,350
  Koninklijke Philips Electronics (Consumer
   Discretionary)                                           20,380         565
  Reed Elsevier (Industrials)                              165,620       2,487
  TPG (Industrials)                                         34,650         969
                                                                      --------
                                                                        15,648
--------------------------------------------------------------------------------
NORWAY -- 1.6%
  DNB (Financials)#                                         91,400         931
  Norsk Hydro (Energy)#                                     20,000       1,733
  Telenor (Telecommunications)#                            186,400       1,718
                                                                      --------
                                                                         4,382
--------------------------------------------------------------------------------
PHILIPPINES -- 0.6%
  Philippine Long Distance Telephone, ADR
   (Telecommunications)#                                    67,700       1,725
--------------------------------------------------------------------------------
PORTUGAL -- 0.4%
  Brisa Auto Estradas de Portugal (Industrials)            106,000         943
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares      (000)
--------------------------------------------------------------------------------
RUSSIA -- 1.2%
  Mobile Telesystems, ADR
   (Telecommunications)                                     36,000    $  1,443
VimpelCom, ADR (Telecommunications)*                        46,400       1,861
                                                                      --------
                                                                         3,304
--------------------------------------------------------------------------------
SINGAPORE -- 0.6%
  Mobileone (Telecommunications)                           600,000         718
  Singapore Airlines (Industrials)                         107,700         797
                                                                      --------
                                                                         1,515
--------------------------------------------------------------------------------
SOUTH KOREA -- 0.4%
  POSCO, ADR (Materials)                                    20,000       1,085
--------------------------------------------------------------------------------
SPAIN -- 0.4%
  Acerinox (Materials)                                      12,250         212
  Inditex (Consumer Discretionary)                           4,500         139
  Metrovacesa (Financials)                                   1,600          83
  Repsol YPF, ADR (Energy)#                                 18,210         498
                                                                      --------
                                                                           932
--------------------------------------------------------------------------------
SWEDEN -- 5.2%
  Atlas Copco, Cl A (Industrials)*#                         14,350         715
  Foreningssparbanken (Financials)                          39,200         969
  Hennes & Mauritz (Consumer Discretionary)                 74,150       2,612
  Investor (Financials)                                      5,850          81
  Nordea (Financials)                                      233,250       2,455
  Sandvik (Industrials)                                     26,900       1,172
  Scania (Industrials)#                                     11,900         543
  SKF (Materials)#                                          11,550         574
  Svenska Cellulosa (Consumer Discretionary)                30,600       1,197
  Telefonaktie Bolaget LM Ericsson, ADR
   (Telecommunications)*#                                   26,265         770
  Telia (Telecommunications)                               242,900       1,459
  Volvo, ADR (Consumer Discretionary)#                      28,350       1,301
                                                                      --------
                                                                        13,848
--------------------------------------------------------------------------------
SWITZERLAND -- 4.9%
  Geberit (Materials)                                           50          40
  Givaudan (Consumer Staples)                                  550         371
  Logitech International (Industrials)*#                    22,700       1,496
  Micronas Semiconductor (Information
   Technology)*                                             14,080         638
  Nestle (Consumer Staples)                                  6,780       1,883
  Nobel Biocare Holding (Healthcare)                           900         196
  Roche Holdings (Healthcare)#                              13,210       1,393
  Serono (Healthcare)#                                      72,100       1,340
  Synthes (Information Technology)*                         15,400       1,863
  UBS (Financials)                                          21,400       1,859
  Unaxis Holding (Information Technology)                   11,100       1,515
  Zurich Financial Services (Financials)                     3,465         639
                                                                      --------
                                                                        13,233
--------------------------------------------------------------------------------
TAIWAN -- 0.9%
  AU Optronics, ADR (Information
   Technology)#                                            143,250       2,292
--------------------------------------------------------------------------------

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares      (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- CONTINUED
UNITED KINGDOM -- 21.5%
  3I Group (Financials)                                     35,400    $    473
  AstraZeneca, ADR (Healthcare)#                            99,200       3,942
  Aviva (Financials)                                       117,245       1,460
  BAA (Industrials)                                         37,970         444
  BAE Systems, ADR (Industrials)#                           38,970         768
  Barclays (Financials)#                                    58,260       2,561
  BG Group (Energy)#                                       246,600       1,935
  BHP Billiton (Materials)                                 117,400       3,611
  BP PLC, ADR (Energy)                                      78,400       5,090
  British Land (Financials)                                 22,950         380
  Burberry Group (Consumer Discretionary)                  156,400       1,187
  Cable & Wireless (Telecommunications)#                   121,150         299
  Capita Group (Industrials)                                85,000         620
  GlaxoSmithKline, ADR (Healthcare)#                        40,415       1,949
  GUS (Industrials)                                         38,800         703
  Hays PLC (Information Technology)                        500,000       1,290
  HBOS (Financials)                                        118,600       1,890
  HSBC Holdings, ADR (Financials)#                          33,700       2,814
  Inchcape (Consumer Discretionary)                          3,800         152
  International Power (Industrials)                        378,150       1,303
  Kelda Group (Energy)                                      23,350         271
  Kesa Electricals (Consumer Discretionary)                 12,350          77
  Land Securities Group (Financials)                        21,850         577
  Lloyds TSB Group, ADR (Financials)#                       40,860       1,557
  O2 PLC (Telecommunications)*                             498,000       1,158
  Northern Rock (Financials)                                10,850         164
  Pennon Group (Energy)                                      7,600         139
  Prudential PLC (Financials)                              208,600       1,897
  Royal Bank of Scotland Group (Financials)                 91,476       3,135
  SABMiller (Consumer Staples)                             207,250       3,422
  Scottish Southern Electric (Industrials)#                 36,450         615
  Shire Pharmaceuticals, ADR (Healthcare)                   48,000       1,615
  Slough Estates (Financials)                               19,200         190
  Tesco (Consumer Discretionary)                           308,225       1,808
  United Utilities (Utilities)#                            140,650       1,678
  Vodafone Group, ADR (Telecommunications)                 149,485       3,930
  William Hill (Information Technology)                     87,845       1,018
  Xstrata (Materials)                                       28,400         597
  Yell Group (Industrials)                                  92,700         843
                                                                      --------
                                                                        57,562
--------------------------------------------------------------------------------

Total Foreign Common Stocks (Cost $189,412)                            223,114
--------------------------------------------------------------------------------
FOREIGN RIGHTS -- 0.0%
BELGIUM -- 0.0%
  Colruyt NV Rights*                                        12,025          17
  Umicore Rights*                                            1,089          --
                                                                      --------
                                                                            17
--------------------------------------------------------------------------------
HONG KONG -- 0.0%
  Hutchison Whampoa Rights*                                  1,520          --
--------------------------------------------------------------------------------
ITALY -- 0.0%
  Pirelli Rights*                                           68,600          11
--------------------------------------------------------------------------------

Total Foreign Rights (Cost $0)                                              28
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   Number of Shares/   Value
                                                        Par (000)      (000)
--------------------------------------------------------------------------------
FOREIGN TREASURY BILLS -- 8.9%
GERMANY -- 2.3%
  German Treasury Bill ++
   2.082%, 08/17/05                                     EUR  4,713    $  6,181

--------------------------------------------------------------------------------
UNITED KINGDOM -- 6.6%
  United Kingdom Treasury Bill ++
   4.713%, 08/01/05                                     GBP  9,319      17,565

--------------------------------------------------------------------------------

Total Foreign Treasury Bills (Cost $23,292)                             23,746
--------------------------------------------------------------------------------
MUTUAL FUNDS -- 2.2%
  Hang Seng Investment Index Fund, Series H
   Shares                                                  118,000         771
  India Fund*#                                             131,990       3,742
  Ishares MSCI Malaysia Index Fund#                        200,000       1,434
--------------------------------------------------------------------------------

Total Mutual Funds (Cost $5,606)                                         5,947
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 4.1%
  Armada Advantage Institutional Money
   Market Fund, Class I+                                10,907,570      10,908
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $10,908)                       10,908
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 98.4% (Cost $229,218)**                                263,743
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 19.7% FLOATING RATE NOTES -- 2.8%
  Lehman Brothers
   2.715%, 05/16/05                                         $5,000       5,000
  Morgan Stanley
   2.695%, 08/19/05                                          2,500       2,500
                                                                      --------
                                                                         7,500
--------------------------------------------------------------------------------
MASTER NOTE -- 1.8%
  Bear Stearns
   2.775%, 03/02/05                                          5,000       5,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 15.1%
  Bank of America
   2.680%, 03/01/05                                         20,000      20,000
  Bear Stearns
   2.745%, 03/01/05                                         10,000      10,000
  Dresdner Securities
   2.680%, 03/01/05                                         10,000      10,000
  Lehman Brothers
   2.695%, 03/01/05                                            463         463
                                                                      --------
                                                                        40,463
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $52,963)                                  52,963
--------------------------------------------------------------------------------

Total Investments -- 118.1% (Cost $282,181)                            316,706
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (18.1)%                                  (48,603)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                            $268,103
--------------------------------------------------------------------------------

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

*  NON-INCOME PRODUCING SECURITY
** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $229,218.
     GROSS UNREALIZED APPRECIATION (000)                $34,950
     GROSS UNREALIZED DEPRECIATION (000)                   (425)
                                                        -------
     NET UNREALIZED APPRECIATION (000)                  $34,525
                                                        =======

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN IS (000) $50,672.
+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
++ EFFECTIVE YIELD AT PURCHASE DATE.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
EUR -- EURO DOLLAR
GBP -- BRITISH
POUND PLC -- PUBLIC LIABILITY COMPANY


FUTURES CONTRACTS:

                                    NOTIONAL                   UNREALIZED
                      NUMBER          COST                    APPRECIATION
                        OF           AMOUNT     EXPIRATION   (DEPRECIATION)
DESCRIPTION          CONTRACTS       (000)         DATE           (000)
---------------------------------------------------------------------------
FTSE 100 Index         189          $17,055      03/18/05       $  474
MSCI Sing Index        145            5,537      03/30/05          (43)
MSCI Taiwan Index       60            1,518      03/30/05           44
S&P/MIB Index           39            8,164      03/18/05          247
Topix Index             48            4,995      03/10/05          368
                                                                ------
                                                                $1,090
                                                                ======

$1,430,554 IS HELD BY THE BROKER AS COLLATERAL TO COVER MARGIN REQUIREMENTS FOR THE ABOVE OPEN FUTURES CONTRACTS (LONG POSITIONS).

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF OPEN FUTURES CONTRACTS HAVE BEEN SEGREGATED ON THE BOOKS OF THE FUND.

FOREIGN CURRENCY EXCHANGE CONTRACTS:

                                                                 UNREALIZED
                    CONTRACTS TO    IN EXCHANGE    CONTRACTS    APPRECIATION
SETTLEMENT             RECEIVE          FOR         AT VALUE   (DEPRECIATION)
MONTH       TYPE        (000)          (000)         (000)           (000)
-----------------------------------------------------------------------------
06/05        Buy    JPY 1,021,543     $ 9,914      $ 9,862         $ (52)
04/05        Buy    SGD     8,366       5,024        5,161           137
                                      -------      -------         -----
                                      $14,938      $15,023         $  85
                                      =======      =======         =====

JPY -- JAPANESE YEN
SGD -- SINGAPORE DOLLARS

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
At February 28, 2005, sector diversification of the Fund was as follows:

                                                % OF NET          VALUE
SECTOR DIVERSIFICATION                           ASSETS            (000)
-------------------------                       ---------       ----------
FOREIGN COMMON STOCKS
  Consumer Discretionary                            8.6%        $ 23,156
  Consumer Staples                                  4.7           12,603
  Energy                                            6.9           18,432
  Financials                                       19.8           52,979
  Healthcare                                        5.7           15,377
  Industrials                                      14.9           39,856
  Information Technology                            6.3           16,825
  Materials                                         7.0           18,833
  Telecommunications                                8.0           21,561
  Utilities                                         1.3            3,492
                                                  -----         --------
  TOTAL FOREIGN COMMON STOCKS                      83.2          223,114
  Foreign Rights                                    0.0               28
  Foreign Treasury Bills                            8.9           23,746
  Mutual Funds                                      2.2            5,947
  Affiliated Money Market Fund                      4.1           10,908
                                                  -----         --------
  TOTAL INVESTMENTS                                98.4          263,743
SHORT TERM INVESTMENTS HELD AS
  COLLATERAL FOR LOANED SECURITIES                 19.7           52,963
OTHER ASSETS AND LIABILITIES, NET                 (18.1)         (48,603)
                                                  -----         --------
NET ASSETS                                        100.0%        $268,103
                                                  =====         ========

SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA LARGE CAP CORE EQUITY FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares      (000)
--------------------------------------------------------------------------------

COMMON STOCKS -- 99.4%
CONSUMER DISCRETIONARY -- 11.5%
  eBay*                                                     65,240    $  2,795
  International Game Technology                            121,260       3,693
  Johnson Controls#                                         79,440       4,695
  Lowe's                                                   105,770       6,217
  Starbucks*                                                90,160       4,671
  Starwood Hotels & Resorts Worldwide                       91,000       5,209
                                                                      --------
                                                                        27,280
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 10.6%
  Colgate-Palmolive                                         45,000       2,382
  Constellation Brands, Cl A*                               96,711       5,177
  Dean Foods*                                              142,639       4,928
  PepsiCo                                                  137,210       7,390
  Wal-Mart Stores                                           98,860       5,102
                                                                      --------
                                                                        24,979
--------------------------------------------------------------------------------
ENERGY -- 8.6%
  Devon Energy                                             126,820       5,934
  Exxon Mobil                                              117,020       7,409
  Weatherford International*                               118,630       7,071
                                                                      --------
                                                                        20,414
--------------------------------------------------------------------------------
FINANCIALS -- 20.1%
  Allstate                                                  79,140       4,248
  American Express                                          78,690       4,261
  American International Group                              98,910       6,607
  Bank of America                                          124,960       5,829
  Citigroup                                                145,700       6,953
  Goldman Sachs Group                                       47,730       5,193
  JP Morgan Chase                                          114,980       4,203
  Merrill Lynch                                             85,020       4,981
  PMI Group                                                 55,330       2,227
  Washington Mutual                                         70,230       2,947
                                                                      --------
                                                                        47,449
--------------------------------------------------------------------------------
HEALTHCARE -- 12.7%
  Alcon                                                     35,969       3,104
  Amgen*                                                   103,850       6,398
  Fisher Scientific International*                          67,000       4,063
  GlaxoSmithKline, ADR#                                     89,010       4,292
  Johnson & Johnson                                         72,640       4,765
  Pfizer                                                   139,580       3,670
  Zimmer Holdings*                                          42,000       3,608
                                                                      --------
                                                                        29,900
--------------------------------------------------------------------------------
INDUSTRIALS -- 11.3%
  3M                                                        65,050       5,460
  General Electric                                         214,930       7,566
  Illinois Tool Works#                                      49,860       4,475
  L-3 Communications Holdings                               55,000       3,965
  United Technologies                                       53,210       5,315
                                                                      --------
                                                                        26,781
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 15.2%
  Affiliated Computer Services, Cl A*#                      75,840       3,921
  Agilent Technologies*                                    124,000       2,976


--------------------------------------------------------------------------------
                                                    Number of Shares/   Value
                                                         Par (000)      (000)
--------------------------------------------------------------------------------
  Cisco Systems*                                           245,140    $  4,270
  Dell*                                                    139,000       5,573
  Electronic Arts*#                                         74,910       4,831
  Microsoft                                                251,620       6,336
  Texas Instruments                                        156,000       4,129
  Yahoo!*                                                  123,000       3,969
                                                                      --------
                                                                        36,005
--------------------------------------------------------------------------------
MATERIALS -- 3.2%
  Ecolab                                                    87,160       2,764
  Freeport-McMoran Copper & Gold, Cl B#                    115,970       4,850
                                                                      --------
                                                                         7,614
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 3.1%
  Nextel Communications, Cl A*#                             77,930       2,293
  NII Holdings*#                                            88,970       5,091
                                                                      --------
                                                                         7,384
--------------------------------------------------------------------------------
UTILITIES -- 3.1%
  AES*                                                     295,050       4,939
  Equitable Resources                                       40,210       2,387
                                                                      --------
                                                                         7,326

--------------------------------------------------------------------------------

Total Common Stocks (Cost $203,227)                                    235,132
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 0.6%
  Armada Money Market Fund, Class I+                     1,405,613       1,406
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $1,406)                         1,406
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 100.0% (Cost $204,633)**                               236,538
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 10.8% COMMERCIAL PAPER -- 0.8%
  Morgan Stanley
   2.695%, 08/19/05                                        $ 2,000       2,000
--------------------------------------------------------------------------------
MASTER NOTE -- 2.1%
  Bear Stearns
   2.775%, 03/02/05                                          5,000       5,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 7.9%
  Bank of America
   2.680%, 03/01/05                                         17,000      17,000
  Lehman Brothers
   2.695%, 03/01/05                                          1,628       1,628
                                                                      --------
                                                                        18,628
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $25,628)                                  25,628
--------------------------------------------------------------------------------

Total Investments -- 110.8% (Cost $230,261)                            262,166
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (10.8)%                                  (25,731)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                            $236,435
--------------------------------------------------------------------------------

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA LARGE CAP CORE EQUITY FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
*  NON-INCOME PRODUCING SECURITY
** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $204,633.
     GROSS UNREALIZED APPRECIATION (000)                 $34,661
     GROSS UNREALIZED DEPRECIATION (000)                  (2,756)
                                                         -------
     NET UNREALIZED APPRECIATION (000)                   $31,905
                                                         =======

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN IS (000) $24,885.
+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

FUTURES CONTRACTS:

                                    NOTIONAL
                      NUMBER          COST                      UNREALIZED
                        OF           AMOUNT     EXPIRATION    APPRECIATION
DESCRIPTION          CONTRACTS       (000)         DATE           (000)
---------------------------------------------------------------------------
S&P 500
  Composite Index        4           $1,200      03/17/05           $4

$63,000 IS HELD BY THE BROKER AS COLLATERAL TO COVER MARGIN REQUIREMENTS FOR THE ABOVE OPEN FUTURES CONTRACTS (LONG POSITIONS).

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF OPEN FUTURES CONTRACTS HAVE BEEN SEGREGATED ON THE BOOKS OF THE FUND.

SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA LARGE CAP GROWTH FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.4%
CONSUMER DISCRETIONARY -- 22.2%
  DreamWorks Animation SKG*                                240,000    $  8,719
  eBay*#                                                   450,660      19,306
  Electronic Arts*#                                        221,220      14,267
  Getty Images*                                            204,000      14,553
  International Game Technology                            295,200       8,992
  Lowe's#                                                  209,390      12,308
  Starbucks*                                               243,960      12,640
  Starwood Hotels & Resorts Worldwide                      195,000      11,162
  Wal-Mart Stores                                          177,701       9,171
  Wynn Resorts*#                                           189,900      13,591
  Yahoo!*#                                                 589,000      19,007
                                                                      --------
                                                                       143,716
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 8.8%
  Colgate-Palmolive                                        243,000      12,860
  Constellation Brands, Cl A*                              226,517      12,125
  Dean Foods*                                              372,660      12,875
  PepsiCo#                                                 359,305      19,352
                                                                      --------
                                                                        57,212
--------------------------------------------------------------------------------
ENERGY -- 1.7%
  Weatherford International*                               185,000      11,028
--------------------------------------------------------------------------------
FINANCE -- 10.8%
  American International Group#                            206,620      13,802
  Automatic Data Processing                                158,340       6,802
  Citigroup                                                365,093      17,422
  First Data                                               169,500       6,953
  Goldman Sachs Group#                                     117,390      12,772
  MBNA                                                     491,800      12,477
                                                                      --------
                                                                        70,228
--------------------------------------------------------------------------------
HEALTHCARE -- 23.8%
  Abbott Laboratories                                      286,000      13,153
  Alcon#                                                   132,846      11,465
  Amgen*                                                   350,110      21,570
  Biomet                                                   306,000      12,919
  Cooper#                                                  123,000      10,129
  Eli Lilly                                                121,030       6,778
  Fisher Scientific International*                         179,500      10,887
  Genentech*#                                              207,000       9,770
  GlaxoSmithKline, ADR#                                    333,360      16,075
  Johnson & Johnson                                        269,516      17,680
  Medtronic                                                243,891      12,712
  Pfizer                                                   427,276      11,233
                                                                      --------
                                                                       154,371
--------------------------------------------------------------------------------
INDUSTRIALS -- 7.4%
  3M                                                       178,520      14,985
  Agilent Technologies*                                    549,000      13,176
  General Electric                                         565,391      19,902
                                                                      --------
                                                                        48,063
--------------------------------------------------------------------------------
MATERIALS AND PROCESSING -- 1.5%
  Ecolab                                                   310,550       9,847
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                    Number of Shares/   Value
                                                         Par (000)      (000)
--------------------------------------------------------------------------------
TECHNOLOGY -- 21.9%
  Adobe Systems                                            156,080    $  9,638
  Affiliated Computer Services, Cl A*#                     206,700      10,686
  Amdocs*                                                  448,010      13,149
  Cisco Systems*#                                          546,120       9,513
  Dell*                                                    514,040      20,608
  International Business Machines                          126,490      11,711
  Linear Technology                                        288,000      11,249
  Microsoft#                                               848,126      21,356
  Motorola                                                 550,000       8,613
  SAP, ADR#                                                335,930      13,622
  Texas Instruments                                        449,000      11,885
                                                                      --------
                                                                       142,030
--------------------------------------------------------------------------------
UTILITIES -- 1.3%
  NII Holdings*#                                           149,260       8,541
--------------------------------------------------------------------------------

Total Common Stocks (Cost $541,294)                                    645,036
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 0.4%
  Armada Money Market Fund, Class I+                     2,813,793       2,814
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $2,814)                         2,814
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 99.8% (Cost $544,108)**                                647,850
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 15.0% COMMERCIAL PAPER -- 1.5%
  Countrywide Home Loans
   2.690%, 03/01/05                                        $ 9,999       9,999
--------------------------------------------------------------------------------
FLOATING RATE NOTES -- 3.9%
  Credit Suisse First Boston
   2.695%, 08/17/05                                          5,002       5,002
  First Tennessee Bank
   2.580%, 06/07/05                                          9,998       9,998
  Lehman Brothers
   2.715%, 05/16/05                                          5,000       5,000
  Morgan Stanley
   2.705%, 08/19/05                                          5,000       5,000
                                                                      --------
                                                                        25,000
--------------------------------------------------------------------------------
MASTER NOTE -- 0.8%
  Bear Stearns
   2.775%, 03/02/05                                          5,000       5,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 8.8%
  Bank of America
   2.680%, 03/01/05                                         11,000      11,000
  Bear Stearns
   2.745%, 03/01/05                                         25,000      25,000
  Dresdner Securities
   2.680%, 03/01/05                                         20,000      20,000
  Lehman Brothers
   2.695%, 03/01/05                                          1,021       1,021
                                                                      --------
                                                                        57,021
--------------------------------------------------------------------------------

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA LARGE CAP GROWTH FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       Value
                                                                       (000)
--------------------------------------------------------------------------------
Total Short Term Investments Held As
  Collateral for Loaned Securities (Cost $97,020)                      $97,020
--------------------------------------------------------------------------------

Total Investments -- 114.8% (Cost $641,128)                            744,870
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (14.8)%                                  (96,041)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                            $648,829
--------------------------------------------------------------------------------
*  NON-INCOME PRODUCING SECURITY
** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $544,108.
     GROSS UNREALIZED APPRECIATION (000)               $109,651
     GROSS UNREALIZED DEPRECIATION (000)                 (5,909)
                                                       --------
     NET UNREALIZED APPRECIATION (000)                 $103,742
                                                       ========

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN IS (000) $94,219.
+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

FUTURES CONTRACTS:

                                  NOTIONAL
                       NUMBER       COST                     UNREALIZED
                         OF        AMOUNT     EXPIRATION    APPRECIATION
DESCRIPTION           CONTRACTS     (000)        DATE          (000)
--------------------------------------------------------------------------------
S&P 500
  Composite Index         9        $2,707      03/17/05           $3

$141,750 IS HELD BY THE BROKER AS COLLATERAL TO COVER MARGIN REQUIREMENTS FOR THE ABOVE OPEN FUTURES CONTRACTS (LONG POSITIONS).

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF OPEN FUTURES CONTRACTS HAVE BEEN SEGREGATED ON THE BOOKS OF THE FUND.

SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA LARGE CAP VALUE FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.1%
AUTOS AND TRANSPORTATION -- 3.1%
  Burlington Northern Santa Fe                             143,218    $  7,199
  Union Pacific                                            194,510      12,342
                                                                      --------
                                                                        19,541
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 9.1%
  Clear Channel Communications                             242,840       8,082
  Gannett                                                  105,300       8,292
  Office Depot*                                            514,080       9,896
  Time Warner*                                             962,970      16,592
  Viacom, Cl B                                             174,700       6,097
  Walt Disney                                              269,200       7,522
                                                                      --------
                                                                        56,481
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 6.7%
  Albertsons                                               183,550       4,110
  Coca-Cola                                                183,870       7,870
  General Mills                                            158,210       8,285
  Kraft Foods                                              245,580       8,215
  Kroger*                                                  430,950       7,753
  Unilever, ADR                                             86,120       5,760
                                                                      --------
                                                                        41,993
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 28.2%
  American International Group                             263,960      17,633
  Bank of America                                          240,080      11,200
  Chubb                                                    140,900      11,147
  Citigroup                                                538,480      25,696
  Everest Re Group                                         107,830       9,367
  Genworth Financial                                       155,480       4,378
  Goldman Sachs Group                                       76,780       8,354
  JP Morgan Chase                                          488,816      17,866
  Merrill Lynch                                            155,080       9,085
  Morgan Stanley                                           277,110      15,648
  Prudential Financial                                     144,650       8,245
  St. Paul Travelers                                        74,668       2,861
  U.S. Bancorp                                             334,100       9,939
  Wachovia                                                 228,670      12,122
  Wells Fargo                                              200,980      11,934
                                                                      --------
                                                                       175,475
--------------------------------------------------------------------------------
HEALTHCARE -- 7.3%
  Baxter International                                     185,350       6,610
  Bristol-Myers Squibb                                     141,970       3,553
  Johnson & Johnson                                         96,580       6,336
  Merck                                                    352,290      11,168
  Pfizer                                                   227,540       5,982
  Wyeth Pharmaceuticals                                    285,848      11,668
                                                                      --------
                                                                        45,317
--------------------------------------------------------------------------------
INTEGRATED OILS -- 8.8%
  BP PLC, ADR                                              103,315       6,707
  ChevronTexaco                                            225,760      14,015
  ConocoPhillips                                            67,774       7,516
  Exxon Mobil                                              336,710      21,317
  Royal Dutch Petroleum                                     81,010       5,111
                                                                      --------
                                                                        54,666
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares      (000)
--------------------------------------------------------------------------------
MATERIALS AND PROCESSING -- 6.4%
  Alcoa                                                     99,780    $  3,205
  E.I. DuPont de Nemours                                   175,310       9,344
  Freeport-McMoran Copper & Gold, Cl B                     178,910       7,482
  MeadWestvaco                                             229,935       7,211
  Praxair                                                  175,423       7,864
  Weyerhaeuser                                              75,830       5,075
                                                                      --------
                                                                        40,181

--------------------------------------------------------------------------------
OTHER -- 3.5%
  General Electric                                         611,823      21,536

--------------------------------------------------------------------------------
OTHER ENERGY -- 6.3%
  Canadian Natural Resources                               262,450      14,934
  Halliburton                                              240,610      10,580
  Transocean*                                              143,590       6,961
  Williams                                                 376,600       7,091
                                                                      --------
                                                                        39,566

--------------------------------------------------------------------------------
PRODUCER DURABLES -- 5.0%
  Agilent Technologies*                                    336,850       8,084
  Deere                                                    135,940       9,667
  Lockheed Martin                                           88,585       5,246
  Northrop Grumman                                          82,420       4,360
  United Technologies                                       40,120       4,007
                                                                      --------
                                                                        31,364
--------------------------------------------------------------------------------
TECHNOLOGY -- 4.0%
  International Business Machines                          132,910      12,305
  Microsoft                                                503,290      12,673
                                                                      --------
                                                                        24,978
--------------------------------------------------------------------------------
UTILITIES -- 10.7%
  BellSouth                                                197,330       5,091
  Comcast, Cl A*                                           401,754      13,077
  Dominion Resources of Virginia                            59,220       4,266
  Exelon                                                   265,900      12,061
  SBC Communications                                       313,615       7,542
  TXU                                                      196,390      14,975
  Verizon Communications                                   271,930       9,781
                                                                      --------
                                                                        66,793
--------------------------------------------------------------------------------

Total Common Stocks (Cost $511,815)                                    617,891
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 0.7%
  Armada Advantage Institutional Money
   Market Fund, Class I+                                 4,204,857       4,205
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $4,205)                         4,205
--------------------------------------------------------------------------------

Total Investments -- 99.8% (Cost $ 516,020)**                          622,096
--------------------------------------------------------------------------------

Other Assets & Liabilities -- 0.2%                                       1,180
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                            $623,276
--------------------------------------------------------------------------------

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA LARGE CAP VALUE FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
*  NON-INCOME PRODUCING SECURITY
** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $516,020.
     GROSS UNREALIZED APPRECIATION (000)               $124,749
     GROSS UNREALIZED DEPRECIATION (000)                (18,673)
                                                       --------
     NET UNREALIZED APPRECIATION (000)                 $106,076
                                                       ========

+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA MID CAP GROWTH FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 93.1%
BASIC MATERIALS -- 2.9%
  Avery Dennison                                             2,320    $    141
  Monsanto#                                                  8,210         482
  NuCor#                                                     7,670         478
                                                                      --------
                                                                         1,101
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 8.2%
  Affiliated Computer Services, Cl A*#                       9,700         502
  Career Education*#                                         3,970         136
  CheckFree*                                                 6,940         267
  Cognizant Technology Solutions*                            9,280         438
  Education Management*                                      4,730         139
  Fair Isaac                                                 3,710         125
  Fiserv*                                                    4,110         156
  Getty Images*                                              4,750         339
  IMS Health#                                                8,220         200
  ITT Educational*                                           1,950          95
  Korn/Ferry International*                                  9,450         181
  Moody's#                                                   3,410         286
  SunGard Data Systems*                                      9,530         249
                                                                      --------
                                                                         3,113
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 11.1%
  Abercrombie & Fitch                                        2,390         128
  AutoZone*#                                                 5,800         562
  Bed Bath & Beyond*                                         6,420         241
  Best Buy                                                   5,610         303
  CDW#                                                       4,530         260
  Coach*                                                     8,700         483
  HNI                                                        2,860         125
  Johnson Controls#                                          1,870         111
  Michael's Stores                                           4,160         133
  Mohawk Industries*                                         1,320         119
  MSC Industrial Direct                                     12,370         400
  Nordstrom#                                                 2,360         127
  NVR*                                                         120          95
  Pacific Sunwear of California*#                           13,780         355
  PETCO Animal Supplies*                                     3,620         128
  RadioShack                                                 5,390         159
  Ryland Group#                                              6,920         481
                                                                      --------
                                                                         4,210
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 4.1%
  Fortune Brands#                                            8,870         719
  Hershey Foods#                                            13,670         861
                                                                      --------
                                                                         1,580
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 9.2%
  Cablevision Systems*                                       4,110         128
  Citadel Broadcasting*                                     14,680         207
  Cox Radio, Cl A*                                          25,310         407
  International Speedway, Cl A                               2,480         132
  Liberty Media*                                             2,920         126


--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares      (000)
--------------------------------------------------------------------------------
  Marriott International, Cl A                               9,200    $    590
  Marvel Enterprises*                                       10,660         188
  Mattel#                                                    5,280         110
  Station Casinos                                            6,500         396
  Wendy's International                                     10,700         405
  Yum! Brands#                                              16,300         795
                                                                      --------
                                                                         3,484
--------------------------------------------------------------------------------
ENERGY -- 4.4%
  Cooper Cameron*                                            7,700         444
  Kinder Morgan                                              1,530         123
  Patterson-UTI Energy#                                      9,860         247
  Tidewater#                                                11,700         483
  Transocean*                                                7,930         384
                                                                      --------
                                                                         1,681
--------------------------------------------------------------------------------
FINANCIALS -- 8.7%
  Affiliated Managers Group*#                                6,350         411
  AmeriTrade Holding*                                       10,250         109
  Catellus Development                                       3,580          99
  CIT Group                                                  7,110         287
  Doral Financial                                           10,200         404
  E*TRADE Financial*                                        27,840         369
  GATX                                                      13,170         395
  Genworth Financial#                                        3,380          95
  Legg Mason                                                 2,340         189
  Synovus Financial#                                        15,300         416
  W.R. Berkley                                              10,400         534
                                                                      --------
                                                                         3,308
--------------------------------------------------------------------------------
HEALTHCARE -- 17.2%
  Allergan#                                                 10,000         752
  Amylin Pharmaceuticals*#                                  13,200         283
  Biomet                                                     2,350          99
  Community Health Systems*                                 10,900         353
  Covance*                                                   5,300         232
  Coventry Health Care*                                      1,840         116
  DaVita*                                                    1,010          43
  Edwards Lifesciences*                                     12,610         542
  Express Scripts*                                           2,220         167
  Gen-Probe*                                                 4,300         219
  Genzyme*                                                   7,800         437
  Incyte*                                                   11,790         103
  Invitrogen*#                                               6,300         441
  Kinetic Concepts*                                          2,210         144
  Laboratory Corp. of America Holdings*#                    11,700         560
  Lincare Holdings*                                          3,790         154
  Par Pharmaceutical*                                        3,400         126
  Patterson*#                                               15,160         752
  Protein Design Laboratories*                               8,520         128
  Quest Diagnostics                                          1,640         163
  Waters*                                                    2,980         146
  WellPoint*                                                 4,690         572
                                                                      --------
                                                                         6,532
--------------------------------------------------------------------------------

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA MID CAP GROWTH FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
INDUSTRIALS -- 3.6%
  IDEX                                                      10,450    $    413
  Molex#                                                    17,100         430
  Rockwell Automation                                        8,650         537
                                                                      --------
                                                                         1,380
--------------------------------------------------------------------------------
TECHNOLOGY -- 20.5%
  ADC Telecommunications*                                   71,510         164
  Adobe Systems                                              5,340         330
  Agere Systems, Cl A*                                      96,660         159
  Altera*                                                    6,180         128
  Altiris*                                                   3,740         109
  Apple Computer*                                            8,200         368
  Autodesk                                                   4,350         129
  Avaya*                                                    24,220         339
  Avid Technology*                                           4,380         293
  Avocent*                                                   6,260         214
  BEA Systems*                                              14,910         124
  Broadcom, Cl A*#                                           2,960          95
  Citrix Systems*                                            4,580         103
  Freescale Semiconductor*                                  16,790         322
  Intuit*#                                                   4,270         183
  Jabil Circuit*                                             5,240         135
  Juniper Networks*                                         17,400         375
  KLA-Tencor*#                                               4,550         225
  Lam Research*#                                            15,520         488
  Lexmark International, Cl A*                               1,710         137
  Linear Technology#                                         3,000         117
  Marvel Technology Group*                                   4,520         165
  Mercury Interactive*                                       6,720         308
  Mettler Toledo International*                              3,430         180
  National Semiconductor                                    19,900         397
  NCR*                                                       2,730         106
  Network Appliance*                                         8,000         240
  Pitney Bowes                                               4,030         185
  PMC-Sierra*#                                              22,210         221
  QLogic*#                                                   7,560         305
  Rockwell Collins                                           4,010         185
  Siebel Systems*                                           14,620         125
  Synopsys*                                                  5,710         103
  United Defense Industries                                  2,430         133
  VeriSign*                                                  3,850         106
  Veritas Software*                                         13,140         318
  Western Digital*                                          16,300         184
                                                                      --------
                                                                         7,798
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.9%
  Crown Castle International*                                5,720          93
  U.S. Cellular*                                             5,050         253
                                                                      --------
                                                                           346
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.5%
  CNF                                                        8,410         386
  Ryder System                                               1,970          84
  Southwest Airlines                                         6,180          85
                                                                      --------
                                                                           555
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                    Number of Shares/   Value
                                                         Par (000)      (000)
--------------------------------------------------------------------------------
UTILITIES -- 0.8%
  AES*                                                      18,750    $    314
--------------------------------------------------------------------------------

Total Common Stocks (Cost $31,886)                                      35,402
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 7.0%
  Armada Money Market Fund, Class I+                     2,639,799       2,640
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $2,640)                         2,640
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 100.1% (Cost $34,526)**                                 38,042
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 24.6% REPURCHASE AGREEMENTS -- 24.6%
  Bank of America
   2.680%, 03/01/05                                        $ 5,000       5,000
  Bear Stearns
   2.745%, 03/01/05                                          2,500       2,500
  Lehman Brothers
   2.695%, 03/01/05                                          1,876       1,876
                                                                      --------
                                                                         9,376
--------------------------------------------------------------------------------

Total Short Term Investments Held As
  Collateral for Loaned Securities -- (Cost $9,376)                      9,376
--------------------------------------------------------------------------------

Total Investments -- 124.7% (Cost $43,902)                              47,418
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (24.7)%                                   (9,402)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                             $38,016
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $34,526.
     GROSS UNREALIZED APPRECIATION (000)            $4,170
     GROSS UNREALIZED DEPRECIATION (000)              (654)
                                                    ------
     NET UNREALIZED APPRECIATION (000)              $3,516
                                                    ======

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN IS (000) $9,093.
+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
CL -- CLASS

FUTURES CONTRACTS:

                                    NOTIONAL
                      NUMBER          COST                     UNREALIZED
                        OF           AMOUNT     EXPIRATION    APPRECIATION
DESCRIPTION          CONTRACTS       (000)         DATE           (000)
---------------------------------------------------------------------------
S&P MidCap
  400 Index              5           $1,646      03/17/05          $23

$67,500 IS HELD BY THE BROKER AS COLLATERAL TO COVER MARGIN REQUIREMENTS FOR THE ABOVE OPEN FUTURES CONTRACTS (LONG POSITIONS).

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF OPEN FUTURES CONTRACTS HAVE BEEN SEGREGATED ON THE BOOKS OF THE FUND.

SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA MID CAP VALUE FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.8%
BASIC MATERIALS -- 7.5%
  Air Products & Chemicals                                   8,900    $    557
  Freeport-McMoran Copper & Gold, Cl B#                     25,490       1,066
  MeadWestvaco                                              22,760         714
  Peabody Energy                                            11,520       1,119
  Sappi, ADR                                                86,910       1,166
                                                                      --------
                                                                         4,622
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 1.0%
  Sabre Holdings, Cl A#                                     28,700         605
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 7.8%
  Autoliv                                                   15,400         769
  Blockbuster#                                              92,600         821
  Dollar Tree Stores*#                                      38,400       1,035
  Federated Department Stores                               11,620         656
  Lear                                                      15,428         805
  Liz Claiborne                                             16,735         708
                                                                      --------
                                                                         4,794
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 3.6%
  Kroger*#                                                  75,370       1,356
  Smithfield Foods*                                         24,650         839
                                                                      --------
                                                                         2,195
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 6.2%
  ARAMARK#                                                  46,060       1,291
  CBRL Group#                                               29,900       1,280
  Knight Ridder#                                            10,260         672
  United Online*#                                           52,190         566
                                                                      --------
                                                                         3,809
--------------------------------------------------------------------------------
ENERGY -- 9.5%
  Canadian Natural Resources                                30,720       1,748
  Marathon Oil                                              47,610       2,254
  Pioneer Natural Resources                                 22,390         944
  Transocean*                                               18,290         887
                                                                      --------
                                                                         5,833
--------------------------------------------------------------------------------
FINANCIALS -- 21.2%
  AmerUs Group#                                             13,705         660
  Axis Capital Holdings                                     34,630         969
  Bear Stearns                                               4,170         415
  Endurance Specialty Holdings                              38,410       1,373
  Everest Re Group                                          18,351       1,594
  Genworth Financial#                                       15,000         422
  KeyCorp                                                   24,900         822
  Marshall & Ilsley#                                        20,340         824
  Montpelier Re Holdings                                    24,900       1,008
  Nationwide Financial Services, Cl A                       29,605       1,090
  PMI Group                                                 30,656       1,234
  Reinsurance Group of America#                             23,401       1,068
  Sky Financial Group                                       22,205         618
  Sovereign Bancorp                                         40,500         929
                                                                      --------
                                                                        13,026
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares      (000)
--------------------------------------------------------------------------------
HEALTHCARE -- 8.4%
  Aetna#                                                     4,640    $    678
  AmerisourceBergen                                         10,200         611
  Pacificare Health Systems*                                 7,900         501
  Par Pharmaceutical*#                                      25,900         958
  Shire Pharmaceuticals, ADR#                               36,200       1,218
  Triad Hospitals*                                          27,393       1,196
                                                                      --------
                                                                         5,162
--------------------------------------------------------------------------------
INDUSTRIALS -- 3.9%
  Harsco                                                     8,550         499
  Kennametal                                                17,400         854
  Oshkosh Truck, Cl B#                                       8,000         597
  Parker Hannifin                                            7,000         461
                                                                      --------
                                                                         2,411
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 4.6%
  Developers Diversified Realty                             26,650       1,115
  Equity Residential                                        31,570       1,036
  Prologis                                                  16,610         660
                                                                      --------
                                                                         2,811
--------------------------------------------------------------------------------
TECHNOLOGY -- 4.6%
  Avaya*                                                    38,500         539
  National Semiconductor                                    46,600         930
  QLogic*#                                                  19,200         773
  SanDisk*                                                  20,910         562
                                                                      --------
                                                                         2,804
--------------------------------------------------------------------------------
TRANSPORTATION -- 5.2%
  Burlington Northern Santa Fe                              12,370         622
  Norfolk Southern                                          25,610         919
  Union Pacific                                             25,870       1,642
                                                                      --------
                                                                         3,183
--------------------------------------------------------------------------------
UTILITIES -- 14.3%
  CenterPoint Energy#                                       51,200         613
  Consolidated Edison                                       20,620         882
  Constellation Energy Group                                23,148       1,191
  NRG Energy*                                               34,920       1,345
  PG&E                                                      56,520       1,988
  Puget Energy                                              32,345         741
  TXU                                                       10,840         827
  Xcel Energy#                                              65,580       1,162
                                                                      --------
                                                                         8,749
--------------------------------------------------------------------------------

Total Common Stocks (Cost $49,053)                                      60,004
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 2.4%
  Armada Money Market Fund, Class I+                     1,464,900       1,465
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $1,465)                         1,465
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 100.2% (Cost $50,518)**                                 61,469

--------------------------------------------------------------------------------

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA MID CAP VALUE FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                             Par       Value
                                                            (000)      (000)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 26.5% FLOATING RATE NOTE -- 3.3%
  Morgan Stanley
   2.695%, 08/19/05                                        $ 2,000    $  2,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 23.2%
  Bank of America
   2.680%, 03/01/05                                         10,000      10,000
  Bear Stearns
   2.745%, 03/01/05                                          2,500       2,500
  Lehman Brothers
   2.695%, 03/01/05                                          1,769       1,769
                                                                      --------
                                                                        14,269
--------------------------------------------------------------------------------

Total Short Term Investments Held As
  Collateral for Loaned Securities -- (Cost $16,269)                    16,269

--------------------------------------------------------------------------------

Total Investments -- 126.7% (Cost $66,787)                              77,738

--------------------------------------------------------------------------------

Other Assets & Liabilities -- (26.7)%                                  (16,376)

--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                             $61,362

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $50,518.
     GROSS UNREALIZED APPRECIATION (000)              $11,333
     GROSS UNREALIZED DEPRECIATION (000)                 (382)
                                                      -------
     NET UNREALIZED APPRECIATION (000)                $10,951
                                                      =======

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN IS (000) $15,658.
+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA S&P 500 INDEX FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 95.0%
CONSUMER DISCRETIONARY -- 10.8%
  AutoNation*                                                9,463    $    185
  AutoZone*#                                                 2,854         277
  Bed Bath & Beyond*                                        10,764         404
  Best Buy                                                  11,603         627
  Big Lots*                                                  4,037          47
  Black & Decker                                             2,888         239
  Brunswick                                                  3,441         161
  Carnival                                                  22,651       1,232
  Centex                                                     4,446         283
  Circuit City Stores                                        6,989         109
  Clear Channel Communications                              20,514         683
  Coach*                                                     6,757         375
  Comcast, Cl A*                                            79,400       2,584
  Cooper Tire & Rubber#                                      2,678          52
  Dana                                                       5,358          77
  Darden Restaurants#                                        5,623         151
  Delphi                                                    20,072         138
  Dillard's, Cl A                                            2,938          68
  Dollar General                                            11,720         249
  Dow Jones                                                  2,931         109
  Eastman Kodak#                                            10,254         349
  eBay*                                                     47,422       2,032
  Family Dollar Stores#                                      5,998         197
  Federated Department Stores                                6,052         342
  Ford Motor#                                               65,443         828
  Fortune Brands#                                            5,156         418
  Gannett                                                    9,130         719
  Gap#                                                      31,359         669
  General Motors#                                           20,202         721
  Genuine Parts                                              6,246         270
  Goodyear Tire & Rubber*#                                   6,273          91
  Harley-Davidson                                           10,508         650
  Harrah's Entertainment#                                    4,008         263
  Hasbro#                                                    6,331         134
  Hilton Hotels                                             13,807         291
  Home Depot                                                78,544       3,143
  International Game Technology                             12,327         375
  Interpublic Group*                                        15,126         199
  JC Penney                                                 10,215         454
  Johnson Controls                                           6,808         402
  Jones Apparel Group                                        4,372         139
  KB Home                                                    1,657         207
  Knight Ridder                                              2,754         180
  Kohl's*                                                   12,272         587
  Leggett & Platt                                            6,828         189
  Limited Brands                                            14,537         346
  Liz Claiborne                                              3,883         164
  Lowe's                                                    27,640       1,625
  Marriott International, Cl A                               7,998         513
  Mattel                                                    14,842         311
  May Department Stores                                     10,444         360
  Maytag#                                                    2,834          43
  McDonald's                                                44,967       1,488
  McGraw-Hill                                                6,792         624
  Meredith#                                                  1,788          82
  New York Times, Cl A                                       5,189         190


--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares      (000)
--------------------------------------------------------------------------------
  Newell Rubbermaid                                          9,829    $    219
  News                                                      93,497       1,556
  NIKE, Cl B                                                 9,388         816
  Nordstrom#                                                 5,010         269
  Office Depot*                                             11,174         215
  OfficeMax                                                  3,149          99
  Omnicom Group                                              6,664         607
  Pulte Homes                                                4,562         356
  RadioShack                                                 5,668         168
  Reebok International                                       2,079          92
  Sears Roebuck#                                             7,397         369
  Sherwin-Williams                                           5,056         224
  Snap-On                                                    2,058          68
  Stanley Works#                                             2,942         136
  Staples                                                   17,809         561
  Starbucks*                                                14,306         741
  Starwood Hotels & Resorts Worldwide                        7,414         424
  Target                                                    32,027       1,628
  Tiffany                                                    5,204         157
  Time Warner*                                             163,829       2,823
  TJX                                                       17,235         421
  Toys 'R' Us*                                               7,692         176
  Tribune                                                   11,364         463
  Univision Communications, Cl A*                           11,560         305
  VF                                                         3,973         237
  Viacom, Cl B                                              60,985       2,128
  Visteon#                                                   4,633          31
  Walt Disney                                               73,083       2,042
  Wendy's International                                      4,077         154
  Whirlpool#                                                 2,376         151
  Yum! Brands                                               10,477         511
                                                                      --------
                                                                        45,792
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 10.2%
  Alberto-Culver, Cl B                                       3,255         170
  Albertsons#                                               13,164         295
  Altria Group                                              73,416       4,820
  Anheuser-Busch#                                           28,259       1,341
  Archer-Daniels-Midland                                    23,410         564
  Avon Products                                             16,916         723
  Brown-Forman, Cl B                                         4,356         222
  Campbell Soup                                             14,717         408
  Clorox                                                     5,436         326
  Coca-Cola                                                 86,537       3,704
  Coca-Cola Enterprises                                     16,783         358
  Colgate-Palmolive                                         18,967       1,004
  ConAgra Foods#                                            18,395         503
  Costco Wholesale                                          16,778         782
  CVS                                                       14,309         713
  General Mills                                             13,032         682
  Gillette                                                  35,510       1,784
  H.J. Heinz                                                12,495         470
  Hershey Foods                                              8,802         554
  Kellogg                                                   14,769         650
  Kimberly-Clark                                            17,445       1,151
  Kroger*#                                                  26,436         476
  McCormick & Company                                        4,890         186
  Molson Coors Brewing#                                      2,744         191

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA S&P 500 INDEX FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
CONSUMER STAPLES -- CONTINUED
  Pepsi Bottling Group                                       8,945    $    243
  PepsiCo                                                   60,250       3,245
  Procter & Gamble                                          90,731       4,817
  Reynolds American                                          5,278         433
  Safeway*                                                  16,006         294
  Sara Lee                                                  28,071         629
  Supervalu                                                  4,802         153
  Sysco                                                     22,884         788
  UST                                                        5,910         323
  Wal-Mart Stores                                          151,471       7,817
  Walgreen                                                  36,554       1,566
  Wm. Wrigley                                                8,028         534
                                                                      --------
                                                                        42,919
--------------------------------------------------------------------------------
ENERGY -- 8.3%
  Amerada Hess                                               3,278         329
  Anadarko Petroleum                                         8,847         680
  Apache                                                    11,677         734
  Ashland                                                    2,542         166
  Baker Hughes#                                             11,999         567
  BJ Services                                                5,777         289
  Burlington Resources                                      14,003         695
  ChevronTexaco                                             75,777       4,704
  ConocoPhillips                                            24,688       2,738
  Devon Energy                                              17,384         813
  El Paso                                                   23,007         284
  EOG Resources                                              4,241         386
  Exxon Mobil                                              230,747      14,609
  Halliburton                                               17,933         789
  Kerr-McGee                                                 5,426         421
  Kinder Morgan                                              4,431         355
  Marathon Oil                                              12,396         587
  Nabors Industries*                                         5,348         307
  Noble#                                                     4,842         276
  Occidental Petroleum                                      14,118         992
  Rowan                                                      3,836         122
  Schlumberger                                              21,058       1,589
  Sunoco                                                     2,616         259
  Transocean*                                               11,502         558
  Unocal                                                     9,413         509
  Valero Energy#                                             9,179         654
  Williams                                                  19,903         375
  XTO Enegy                                                  9,313         424
                                                                      --------
                                                                        35,211
--------------------------------------------------------------------------------
FINANCIALS -- 19.1%
  ACE                                                       10,165         452
  AFLAC                                                     18,098         694
  Allstate                                                  24,544       1,318
  Ambac Financial Group                                      3,887         302
  American Express                                          44,895       2,431
  American International Group                              93,159       6,223
  AmSouth Bancorp#                                          12,701         317
  AON#                                                      11,319         277
  Apartment Investment & Management,
   Cl A REIT #                                               3,390         130


--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares      (000)
--------------------------------------------------------------------------------
  Archstone-Smith Trust                                      6,999    $    237
  Bank of America                                          144,471       6,740
  Bank of New York                                          27,788         841
  BB&T                                                      19,757         773
  Bear Stearns                                               4,051         403
  Capital One Financial                                      8,681         666
  Charles Schwab                                            48,178         506
  Chubb                                                      6,852         542
  Cincinnati Financial#                                      6,011         269
  CIT Group                                                  7,518         303
  Citigroup                                                185,624       8,858
  Comerica                                                   6,101         348
  Compass Bancshares                                         4,387         199
  Countrywide Financial                                     20,760         721
  E*TRADE Financial*                                        13,302         176
  Equity Office Properties Trust REIT                       14,423         435
  Equity Residential REIT                                   10,114         332
  Fannie Mae                                                34,620       2,024
  Federated Investors, Cl B                                  3,843         114
  Fifth Third Bancorp                                       21,154         947
  First Horizon National                                     4,404         187
  Franklin Resources                                         8,920         626
  Freddie Mac                                               24,663       1,529
  Golden West Financial                                     10,952         678
  Goldman Sachs Group                                       17,318       1,884
  Hartford Financial Services                               10,505         756
  Huntington Bancshares                                      8,266         186
  Janus Capital Group#                                       8,451         119
  Jefferson-Pilot                                            4,883         239
  JP Morgan Chase                                          127,420       4,657
  KeyCorp                                                   14,544         480
  Lehman Brothers Holdings                                   9,636         879
  Lincoln National                                           6,245         293
  Loews                                                      6,635         473
  M&T Bank#                                                  4,154         411
  Marsh & McLennan                                          18,847         615
  Marshall & Ilsley#                                         7,992         324
  MBIA                                                       5,033         295
  MBNA                                                      45,699       1,159
  Mellon Financial                                          15,149         434
  Merrill Lynch                                             33,314       1,952
  MetLife                                                   26,623       1,093
  MGIC Investment                                            3,462         217
  Moody's                                                    5,290         444
  Morgan Stanley                                            39,150       2,211
  National City                                             24,234         867
  North Fork Bancorp                                        16,834         485
  Northern Trust                                             7,841         331
  Plum Creek Timber REIT                                     6,566         247
  PNC Financial Services Group                              10,109         532
  Principal Financial Group                                 10,979         428
  Progressive#                                               7,161         624
  Prologis REIT                                              6,578         262
  Providian Financial*#                                     10,484         180
  Prudential Financial                                      18,349       1,046
  Regions Financial                                         16,624         536
  Safeco                                                     4,536         216
  Simon Property Group REIT                                  7,911         490

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA S&P 500 INDEX FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
FINANCIALS -- CONTINUED
  SLM                                                       15,374    $    750
  Sovereign Bancorp                                         12,347         283
  St. Paul Travelers                                        23,945         918
  State Street                                              11,925         523
  SunTrust Banks                                            13,262         961
  Synovus Financial                                         11,075         301
  T. Rowe Price Group                                        4,583         281
  Torchmark                                                  3,867         201
  U.S. Bancorp                                              66,784       1,987
  UnumProvident#                                            10,605         179
  Wachovia                                                  57,358       3,041
  Washington Mutual                                         31,228       1,310
  Wells Fargo                                               60,514       3,593
  XL Capital, Cl A                                           4,959         372
  Zions Bancorp                                              3,207         212
                                                                      --------
                                                                        80,875
--------------------------------------------------------------------------------
HEALTHCARE -- 12.1%
  Abbott Laboratories                                       55,704       2,562
  Aetna#                                                     5,281         771
  Allergan#                                                  4,696         353
  AmerisourceBergen                                          3,760         225
  Amgen*                                                    45,430       2,799
  Applied Biosystems Group - Applera                         7,011         144
  Bausch & Lomb                                              1,912         135
  Baxter International                                      22,049         786
  Becton Dickinson                                           9,059         542
  Biogen Idec*#                                             11,930         461
  Biomet                                                     9,054         382
  Boston Scientific*                                        30,205         987
  Bristol-Myers Squibb                                      69,589       1,742
  C.R. Bard                                                  3,743         249
  Cardinal Health                                           15,454         905
  Caremark Rx*                                              16,259         622
  Chiron*                                                    6,683         238
  Cigna                                                      4,802         436
  Eli Lilly                                                 40,476       2,267
  Express Scripts*                                           2,718         205
  Fisher Scientific International*                           4,195         255
  Forest Laboratories*                                      13,177         563
  Genzyme*                                                   8,208         460
  Gilead Sciences*                                          15,484         535
  Guidant                                                   11,394         836
  HCA#                                                      15,066         711
  Health Management Associates, Cl A#                        8,706         200
  Hospira*                                                   5,583         165
  Humana*#                                                   5,702         190
  IMS Health#                                                8,296         202
  Johnson & Johnson                                        106,148       6,963
  King Pharmaceuticals*                                      8,640          83
  Laboratory Corp. of America Holdings*                      4,948         237
  Manor Care                                                 3,092         105
  McKesson                                                  10,513         393
  Medco Health Solutions*                                    9,746         433
  Medlmmune*                                                 8,896         214
  Medtronic                                                 43,233       2,253


--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares      (000)
--------------------------------------------------------------------------------
  Merck                                                     79,317    $  2,514
  Millipore*                                                 1,779          81
  Mylan Laboratories#                                        9,625         169
  PerkinElmer                                                4,582         102
  Pfizer                                                   269,365       7,082
  Quest Diagnostics                                          3,620         360
  Schering-Plough                                           52,677         998
  St. Jude Medical*                                         12,788         500
  Stryker*                                                  14,379         714
  Tenet Healthcare*                                         16,692         182
  Thermo Electron*                                           5,721         157
  UnitedHealth Group*                                       23,379       2,131
  Waters*                                                    4,322         211
  Watson Pharmaceuticals*#                                   3,917         124
  WellPoint*                                                10,557       1,289
  Wyeth Pharmaceuticals                                     47,721       1,948
  Zimmer Holdings*                                           8,774         754
                                                                      --------
                                                                        50,925
--------------------------------------------------------------------------------
INDUSTRIALS -- 11.0%
  3M                                                        27,846       2,337
  Allied Waste Industries*#                                 11,383          94
  American Power Conversion#                                 6,841         151
  American Standard#                                         7,673         351
  Apollo Group, Cl A*#                                       6,625         488
  Avery Dennison                                             3,951         240
  Boeing                                                    30,030       1,651
  Burlington Northern Santa Fe                              13,446         676
  Caterpillar                                               12,205       1,160
  Cendant                                                   37,657         833
  Cintas                                                     6,139         269
  Cooper Industries, Cl A                                    3,283         228
  CSX                                                        7,684         317
  Cummins#                                                   1,628         120
  Danaher                                                   11,038         598
  Deere#                                                     8,876         631
  Delta Air Lines*#                                          4,629          21
  Dover#                                                     7,274         281
  Eaton                                                      5,433         379
  Emerson Electric                                          15,013         996
  Equifax                                                    4,832         147
  FedEx                                                     10,751       1,051
  Fluor                                                      2,997         188
  General Dynamics                                           7,164         755
  General Electric                                         378,139      13,311
  Goodrich                                                   4,254         158
  H&R Block                                                  5,892         314
  Honeywell International                                   30,766       1,168
  Illinois Tool Works                                       10,576         949
  Ingersoll-Rand, Cl A                                       6,160         519
  ITT Industries                                             3,302         290
  L-3 Communications Holdings                                4,119         297
  Lockheed Martin                                           15,833         938
  Masco                                                     16,024         540
  Monster Worldwide*                                         4,259         123
  Navistar International*                                    2,498          99
  Norfolk Southern                                          14,164         508
  Northrop Grumman                                          13,170         697

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA S&P 500 INDEX FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
INDUSTRIALS -- CONTINUED
  Paccar                                                     6,214    $    468
  Pall#                                                      4,435         120
  Parker Hannifin                                            4,273         281
  Pitney Bowes                                               8,249         378
  Power-One*                                                 3,002          17
  Raytheon                                                  16,169         618
  Robert Half International#                                 6,201         181
  Rockwell Automation                                        6,588         409
  Rockwell Collins                                           6,314         291
  RR Donnelley & Sons                                        7,855         261
  Ryder System                                               2,300          98
  Southwest Airlines                                        27,884         386
  Textron                                                    4,919         380
  Tyco International                                        71,950       2,409
  Union Pacific                                              9,285         589
  United Parcel Service, Cl B                               40,088       3,106
  United Technologies                                       18,279       1,826
  W.W. Grainger                                              3,222         202
  Waste Management                                          20,464         598
                                                                      --------
                                                                        46,491
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 14.6%
  ADC Telecommunications*                                   28,931          67
  Adobe Systems                                              8,535         527
  Advanced Micro Devices*#                                  13,803         241
  Affiliated Computer Services, Cl A*#                       4,598         238
  Agilent Technologies*                                     17,369         417
  Altera*                                                   13,316         276
  Analog Devices#                                           13,443         494
  Andrew*                                                    5,751          70
  Apple Computer*                                           28,762       1,290
  Applied Materials*#                                       60,742       1,063
  Applied Micro Circuits*                                   11,022          38
  Autodesk                                                   8,208         244
  Automatic Data Processing                                 20,836         895
  Avaya*                                                    16,374         229
  BMC Software*                                              7,939         119
  Broadcom, Cl A*#                                          11,770         380
  Ciena*                                                    20,450          41
  Cisco Systems*                                           235,520       4,103
  Citrix Systems*                                            6,059         136
  Computer Associates International#                        21,264         576
  Computer Sciences*                                         6,769         313
  Compuware*                                                13,848          94
  Comverse Technology*#                                      7,070         164
  Convergys*                                                 5,065          76
  Corning*                                                  50,155         575
  Dell*                                                     88,857       3,562
  Electronic Arts*#                                         10,921         704
  Electronic Data Systems#                                  18,379         392
  EMC*                                                      85,709       1,085
  First Data                                                29,682       1,218
  Fiserv*                                                    6,996         265
  Freescale Semiconductor*                                  13,943         267
  Gateway*#                                                 13,368          63
  Hewlett-Packard                                          108,014       2,247


--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares      (000)
--------------------------------------------------------------------------------
  Intel#                                                   226,158    $  5,423
  International Business Machines                           59,542       5,512
  Intuit*                                                    6,704         287
  Jabil Circuit*                                             7,207         185
  JDS Uniphase*                                             51,649          98
  KLA-Tencor*#                                               6,991         345
  Lexmark International, Cl A*                               4,617         370
  Linear Technology                                         10,982         429
  LSI Logic*#                                               13,768          88
  Lucent Technologies*#                                    158,115         485
  Maxim Integrated Products                                 11,633         500
  Mercury Interactive*                                       3,020         139
  Micron Technology*                                        21,905         252
  Microsoft                                                388,850       9,791
  Molex#                                                     6,739         169
  Motorola                                                  87,074       1,364
  National Semiconductor                                    12,810         256
  NCR*                                                       6,668         260
  Network Appliance*                                        12,833         385
  Novell*                                                   13,444          70
  Novellus Systems*                                          5,000         148
  NVIDIA*                                                    5,945         172
  Oracle*                                                  183,432       2,368
  Parametric Technology*                                     9,626          55
  Paychex                                                   13,527         432
  PMC-Sierra*#                                               6,374          63
  QLogic*                                                    3,310         133
  Qualcomm*                                                 58,626       2,117
  Sabre Holdings, Cl A#                                      4,846         102
  Sanmina-SCI*                                              18,640         103
  Scientific-Atlanta                                         5,484         170
  Seagate(A) (B)                                             5,934          --
  Siebel Systems*                                           18,176         155
  Solectron*                                                34,725         172
  Sun Microsystems*                                        120,289         508
  SunGard Data Systems*                                     10,332         270
  Symantec*                                                 25,361         558
  Symbol Technologies                                        8,607         153
  Tektronix                                                  3,219          93
  Tellabs*                                                  16,524         117
  Teradyne*#                                                 6,945         107
  Texas Instruments                                         61,804       1,636
  Unisys*                                                   12,015          92
  Veritas Software*                                         15,099         366
  Xerox*                                                    34,108         532
  Xilinx                                                    12,458         376
  Yahoo!*                                                   49,174       1,587
                                                                      --------
                                                                        61,462
--------------------------------------------------------------------------------
MATERIALS -- 3.1%
  Air Products & Chemicals                                   8,130         509
  Alcoa#                                                    31,135       1,000
  Allegheny Technologies                                     3,416          84
  Ball                                                       4,028         179
  Bemis                                                      3,825         114
  Dow Chemical                                              33,728       1,860
  E.I. DuPont de Nemours#                                   35,524       1,893
  Eastman Chemical                                           2,787         161

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA S&P 500 INDEX FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
MATERIALS -- CONTINUED
  Ecolab                                                     9,218    $    292
  Engelhard                                                  4,374         132
  Freeport-McMoran Copper & Gold, Cl B#                      6,386         267
  Georgia-Pacific                                            9,230         331
  Great Lakes Chemical                                       1,826          49
  Hercules*                                                  4,005          58
  International Flavors & Fragrances                         3,371         139
  International Paper                                       17,404         650
  Louisiana-Pacific#                                         3,936         103
  MeadWestvaco                                               7,248         227
  Monsanto                                                   9,457         556
  Newmont Mining                                            15,877         715
  NuCor#                                                     5,690         355
  Pactiv*                                                    5,309         120
  Phelps Dodge                                               3,415         364
  PPG Industries#                                            6,148         442
  Praxair                                                   11,615         521
  Rohm & Haas                                                8,042         387
  Sealed Air*                                                2,989         156
  Sigma-Aldrich                                              2,469         152
  Temple-Inland                                              2,003         161
  United States Steel                                        4,066         254
  Vulcan Materials                                           3,663         212
  Weyerhaeuser                                               8,579         574
                                                                      --------
                                                                        13,017
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 2.9%
  Alltel#                                                   10,865         622
  AT&T#                                                     28,466         553
  BellSouth                                                 65,518       1,690
  CenturyTel                                                 4,813         162
  Citizens Communications                                   11,998         160
  Nextel Communications, Cl A*#                             39,748       1,170
  Qwest Communications International*#                      64,950         253
  SBC Communications                                       118,584       2,852
  Sprint (FON Group)                                        52,613       1,246
  Verizon Communications                                    99,039       3,562
                                                                      --------
                                                                        12,270
--------------------------------------------------------------------------------
UTILITIES -- 2.9%
  AES*                                                      23,206         388
  Allegheny Energy*#                                         4,909          93
  Ameren                                                     6,967         359
  American Electric Power                                   14,153         473
  Calpine*#                                                 19,111          63
  CenterPoint Energy#                                       11,010         132
  Cinergy                                                    6,483         262
  CMS Energy*                                                6,965          85
  Consolidated Edison                                        8,656         370
  Constellation Energy Group                                 6,290         324
  Dominion Resources of Virginia                            11,855         854
  DTE Energy                                                 6,222         275
  Duke Energy#                                              34,217         923
  Dynegy, Cl A*                                             13,593          56


--------------------------------------------------------------------------------
                                                     Number of Shares/  Value
                                                          Par (000)     (000)
--------------------------------------------------------------------------------
  Edison International                                      11,653    $    378
  Entergy                                                    7,996         553
  Exelon                                                    23,698       1,075
  FirstEnergy                                               11,797         486
  FPL Group                                                  6,638         527
  KeySpan                                                    5,744         227
  Nicor                                                      1,577          59
  NiSource                                                   9,671         219
  Peoples Energy                                             1,346          58
  PG&E                                                      14,419         507
  Pinnacle West Capital                                      3,275         137
  PPL                                                        6,762         369
  Progress EnergyCVO (A) (B)                                 2,575          --
  Progress Energy                                            8,836         383
  Public Service Enterprise Group#                           8,502         464
  Sempra Energy#                                             8,348         334
  Southern                                                  26,457         850
  TECO Energy#                                               7,142         113
  TXU                                                        8,592         655
  Xcel Energy#                                              14,319         254
                                                                      --------
                                                                        12,305
--------------------------------------------------------------------------------

Total Common Stocks (Cost $349,039)                                    401,267
--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY -- 0.7%
  S&P Depository Receipt, Trust Series 1#                   25,000       3,016
--------------------------------------------------------------------------------

Total Registered Investment Company (Cost $2,706)                        3,016
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 3.8%
  Armada Advantage Institutional Money
   Market Fund, Class I+                                16,164,736      16,165
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $16,165)                       16,165
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 99.5% (Cost $ 367,910)**                               420,448
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 8.1%
FLOATING RATE NOTE -- 1.2%
  Morgan Stanley
   2.695%, 08/19/05                                        $ 5,000       5,000
--------------------------------------------------------------------------------
MASTER NOTE -- 1.2%
  Bear Stearns
   2.775%, 03/02/05                                          5,000       5,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 5.7%
  Bank of America
   2.680%, 03/01/05                                         18,000      18,000
  Bear Stearns
   2.745%, 03/01/05                                          5,000       5,000
  Lehman Brothers
   2.695%, 03/01/05                                          1,360       1,360
                                                                      --------
                                                                        24,360
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $34,360)                                  34,360
--------------------------------------------------------------------------------

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA S&P 500 INDEX FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                        Value
                                                                        (000)
--------------------------------------------------------------------------------
Total Investments -- 107.6% (Cost $402,270)                           $454,808
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (7.6)%                                   (32,197)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                            $422,611
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $367,910.
     GROSS UNREALIZED APPRECIATION (000)          $ 87,022
     GROSS UNREALIZED DEPRECIATION (000)           (34,484)
                                                   -------
     NET UNREALIZED APPRECIATION (000)             $52,538
                                                   =======

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN IS (000) $33,180.
+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
(A) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES.
(B) ILLIQUID  SECURITY
CL -- CLASS
CVO --  CONTINGENT VALUE OBLIGATION
REIT --REAL ESTATE INVESTMENT TRUST

FUTURES CONTRACTS:

                                  NOTIONAL
                     NUMBER         COST                        UNREALIZED
                       OF          AMOUNT       EXPIRATION     APPRECIATION
DESCRIPTION         CONTRACTS       (000)          DATE            (000)
---------------------------------------------------------------------------
S&P 500
  Composite Index       56         $16,746       03/17/05           $111

$882,000 IS HELD BY THE BROKER AS COLLATERAL TO COVER MARGIN REQUIREMENTS FOR THE ABOVE OPEN FUTURES CONTRACTS (LONG POSITIONS).

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF OPEN FUTURES CONTRACTS HAVE BEEN SEGREGATED ON THE BOOKS OF THE FUND.

SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA SMALL CAP CORE FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 96.9%
CONSUMER DISCRETIONARY -- 17.1%
  Genesco*                                                  38,500    $  1,135
  Helen of Troy Ltd.*                                       69,500       1,969
  Hot Topic*#                                               94,300       2,014
  Hovanian Enterprises*                                     57,600       3,168
  Jos A Bank Clothiers*#                                    36,900       1,002
  Penn National Gaming*                                     15,700         948
  Polo Ralph Lauren                                         36,940       1,455
  Quiksilver*                                               34,980       1,105
  Shuffle Master*#                                          89,350       2,927
  Timberland, Cl A#                                         32,200       2,242
  Winnebago Industries#                                     60,000       2,121
                                                                      --------
                                                                        20,086
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 2.0%
  Elizabeth Arden*                                          92,300       2,367
--------------------------------------------------------------------------------
ENERGY -- 8.2%
  Encore Acquisition*                                       53,800       2,289
  Overseas Shipholding Group                                28,000       1,824
  Petroleum Development*                                    65,700       2,880
  World Fuel Services#                                      92,800       2,659
                                                                      --------
                                                                         9,652
--------------------------------------------------------------------------------
FINANCIALS -- 17.3%
  Ace Cash Express*                                         99,100       2,507
  Affiliated Managers Group*#                               29,700       1,923
  AmerUs Group#                                             65,300       3,143
  Astoria Financial                                         53,800       2,022
  Eaton Vance#                                              51,900       1,399
  IndyMac Bancorp#                                          49,700       1,789
  Reinsurance Group of America#                             45,400       2,073
  Trustmark                                                 45,600       1,255
  United Fire & Casualty                                    84,400       2,681
  Universal American Financial*                            101,135       1,591
                                                                      --------
                                                                        20,383
--------------------------------------------------------------------------------
HEALTHCARE -- 13.0%
  Able Laboratories*                                        23,500         511
  Cantel Medical*                                           44,450       1,093
  Cerner*#                                                  65,000       3,386
  Kensey Nash*#                                             40,800       1,321
  LifePoint Hospitals*#                                     70,500       2,824
  Mentor                                                    33,900       1,174
  Neurocrine Biosciences*                                   36,900       1,477
  Pharmaceutical Product Development*                       58,400       2,491
  Renal Care Group*                                         27,100       1,068
                                                                      --------
                                                                        15,345
--------------------------------------------------------------------------------
INDUSTRIALS -- 17.6%
  American Woodmark                                         60,000       2,209
  Aviall                                                    56,400       1,579
  DRS Technologies*#                                        54,400       2,247
  Duratek*                                                  45,800       1,050
  Esterline Technologies*#                                  92,500       3,041


--------------------------------------------------------------------------------
                                                    Number of Shares/   Value
                                                         Par (000)      (000)
--------------------------------------------------------------------------------
  Flowserve*                                                64,300    $  1,607
  Griffon*#                                                 86,800       1,996
  Oshkosh Truck, Cl B#                                       7,900         590
  Simpson Manufacturing                                     32,500       1,122
  Toro                                                      29,500       2,558
  Universal Forest Products                                 70,900       2,776
                                                                      --------
                                                                        20,775
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 14.5%
  Ansys*                                                    74,400       2,676
  Anteon International*                                     48,900       1,856
  Captiva Software*                                        109,000       1,325
  Diodes*                                                   19,840         510
  OmniVision Technologies*#                                 87,200       1,762
  Rofin-Sinar Technologies*                                 55,700       2,041
  Synaptics*                                                49,100       1,173
  Take-Two Interactive Software*#                           63,800       2,340
  Trimble Navigation Ltd.*#                                 92,700       3,339
                                                                      --------
                                                                        17,022
--------------------------------------------------------------------------------
MATERIALS -- 5.2%
  Century Aluminum                                          64,900       2,110
  Schnitzer Steel Industries, Cl A#                         58,800       2,388
  Scotts*                                                   23,600       1,654
                                                                      --------
                                                                         6,152
--------------------------------------------------------------------------------
UTILITIES -- 2.0%
  Energen#                                                  36,800       2,374
--------------------------------------------------------------------------------

Total Common Stocks (Cost $97,558)                                     114,156
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 5.1%
  Armada Money Market Fund, Class I+                     5,977,642       5,978
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $5,978)                         5,978
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 102.0% (Cost $103,536)**                               120,134
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 39.2% COMMERCIAL PAPER -- 4.2%
  Countrywide Home Loans
   2.690%, 03/01/05                                         $ ,000       5,000
--------------------------------------------------------------------------------
FLOATING RATE NOTE -- 3.4%
  Morgan Stanley
   2.695%, 08/19/05                                          4,000       4,000
--------------------------------------------------------------------------------
MASTER NOTES -- 8.5%
  Bank of America
   2.705%, 04/01/05                                          5,000       5,000
  Bear Stearns
   2.775%, 03/02/05                                          5,000       5,000
                                                                      --------
                                                                        10,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 23.1%
  Bank of America
   2.680%, 03/01/05                                         15,000      15,000

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA SMALL CAP CORE FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                             Par        Value
                                                            (000)       (000)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL
  FOR LOANED SECURITIES -- CONTINUED
REPURCHASE AGREEMENTS -- CONTINUED
  Bear Stearns
   2.745%, 03/01/05                                        $ 6,000    $  6,000
  Dresdner Securities
   2.680%, 03/01/05                                          5,000       5,000
  Lehman Brothers
   2.695%, 03/02/05                                          1,207       1,207
                                                                      --------
                                                                        27,707
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral For Loaned
  Securities (Cost $46,207)                                             46,207
--------------------------------------------------------------------------------

Total Investments -- 141.2% (Cost $149,743)                            166,341
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (41.2)%                                  (48,557)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                            $117,784
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $103,536.
     GROSS UNREALIZED APPRECIATION (000)            $17,965
     GROSS UNREALIZED DEPRECIATION (000)             (1,367)
                                                    -------
     NET UNREALIZED APPRECIATION (000)              $16,598
                                                    =======

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN IS (000) $44,688.
+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
CL -- CLASS


FUTURES CONTRACTS:

                                   NOTIONAL
                       NUMBER        COST                       UNREALIZED
                         OF         AMOUNT      EXPIRATION     DEPRECIATION
DESCRIPTION           CONTRACTS      (000)         DATE            (000)
---------------------------------------------------------------------------
Russell 2000 Index        3           $955       03/17/05          $(3)

$40,500 IS HELD BY THE BROKER AS COLLATERAL TO COVER MARGIN REQUIREMENTS FOR THE ABOVE OPEN FUTURES CONTRACTS (LONG POSITIONS).

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF OPEN FUTURES CONTRACTS HAVE BEEN SEGREGATED ON THE BOOKS OF THE FUND.

SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA SMALL CAP GROWTH FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 94.5%
BASIC MATERIALS -- 2.1%
  Crown Holdings*                                           20,520    $    338
  Georgia Gulf                                               4,190         221
  NL Industries*                                            12,180         267
  Olympic Steel*#                                            8,650         220
  Silgan Holdings                                            3,940         262
                                                                      --------
                                                                         1,308
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 8.5%
  Administaff#                                              43,940         589
  Corillian*                                                64,160         204
  Insight Enterprises*#                                     15,120         269
  InterVoice*                                               36,000         391
  Kanbay International*                                      7,110         162
  Kforce*                                                   23,800         271
  Korn/Ferry International*                                 40,200         771
  Kronos*                                                    8,490         474
  Labor Ready*#                                             39,290         738
  Micros Systems*                                            7,590         246
  Opsware*                                                  31,040         172
  Pre-Paid Legal Services#                                   4,910         172
  Radware Ltd.*                                             28,380         735
  Viisage Technology*#                                      26,370         153
                                                                      --------
                                                                         5,347
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 8.9%
  1-800 Contacts*                                            9,250         218
  Bon-Ton Stores                                            14,683         253
  CB Richard Ellis Group*                                   10,410         375
  Cherokee                                                  11,260         405
  Coldwater Creek*                                           5,880         163
  Comstock Homebuilding*                                    24,690         733
  Hibbett Sporting Goods*                                    9,280         258
  K-Swiss, Cl A                                              9,640         299
  Meritage Homes*#                                           3,600         264
  Midas*                                                    16,230         347
  Pacific Sunwear of California*#                           35,000         902
  Perini*                                                    9,480         151
  Stein Mart                                                 9,600         200
  Tempur-Pedic International*                               14,770         283
  Toro                                                       3,300         286
  Wolverine World Wide                                      21,830         486
                                                                      --------
                                                                         5,623
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 1.2%
  Arden Group                                                2,745         261
  Maui Land & Pineapple*                                     3,140         146
  Nature's Sunshine Products                                 9,440         182
  Nu Skin Enterprises                                        8,480         189
                                                                      --------
                                                                           778
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 6.9%
  4 Kids Entertainment*#                                    10,100         197
  Ameristar Casinos                                          9,950         487
  aQuantive*#                                               45,550         481
  Boyd Gaming                                               11,250         551


--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares      (000)
--------------------------------------------------------------------------------
  California Pizza Kitchen*                                 12,540    $    300
  Hollinger International                                   63,110         726
  Marine Products                                           11,530         328
  Panera Bread*#                                             5,660         303
  Penn National Gaming*                                      4,290         259
  Sonic*                                                    21,000         708
                                                                      --------
                                                                         4,340
--------------------------------------------------------------------------------
ENERGY -- 7.6%
  Global Industries*                                       128,800       1,265
  Grey Wolf*#                                               85,690         556
  LoneStar Technologies*                                    19,100         865
  Maverick Tube*#                                            5,680         202
  National-Oilwell*#                                        22,000         998
  Southwestern Energy*                                       3,170         193
  Stolt Offshore ADR*                                       89,570         703
                                                                      --------
                                                                         4,782
--------------------------------------------------------------------------------
FINANCIALS -- 6.5%
  Calamos Asset Management,  Cl A                           12,360         351
  Capital Southwest                                          1,404         108
  Credit Acceptance                                         10,120         231
  Federal Agricultural Mortgage                              8,040         155
  First Bancorp of Puerto Rico                               8,920         420
  Gabelli Asset Management#                                 11,960         529
  Infinity Property & Casualty                               6,740         217
  Nelnet, Cl A                                               7,730         264
  R&G Financial                                             28,730       1,043
  Selective Insurance Group                                 10,460         481
  Zenith National Insurance                                  5,950         301
                                                                      --------
                                                                         4,100
--------------------------------------------------------------------------------
HEALTHCARE -- 18.8%
  Abaxis*                                                   29,260         323
  American Medical Systems Holdings*                         5,930         235
  AMERIGROUP*                                               10,700         426
  Amylin Pharmaceuticals*#                                  31,890         683
  ATS Medical*#                                             40,860         156
  CV Therapeutics*#                                         24,390         535
  E-Z-EM                                                    14,020         190
  Endo Pharmaceuticals Holdings*                            33,400         752
  Given Imaging*#                                           17,700         557
  Haemonetics*                                               7,340         304
  Incyte*                                                   65,600         573
  Integra LifeSciences Holdings*                            22,800         846
  Intuitive Surgical*                                        5,830         275
  LabOne*#                                                  25,140         905
  Mine Safety Appliances#                                    4,010         187
  Molina Healthcare*                                         7,520         337
  Myriad Genetics*                                           7,550         164
  NeighborCare*#                                            16,580         499
  Onyx Pharmacueticals*#                                    14,940         432
  Par Pharmaceutical*                                       11,440         423
  PolyMedica                                                 6,890         237
  Psychiatric Solutions*                                    17,200         685
  RehabCare Group*                                          13,330         383
  Renovis*#                                                 45,590         437

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA SMALL CAP GROWTH FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
HEALTHCARE -- CONTINUED
  Sierra Health Services*                                    5,040    $    310
  Telik*                                                    16,940         320
  United Therapeutics*                                       4,960         225
  VNUS Medical Technologies*#                               33,870         406
                                                                      --------
                                                                        11,805
--------------------------------------------------------------------------------
INDUSTRIALS -- 5.8%
  Actuant*                                                   4,160         225
  CompX International                                        4,360          73
  ESCO Electronics Corp*                                     3,110         251
  IDEX                                                      13,660         540
  Joy Global                                                13,790         507
  Mykrolis*                                                 49,250         666
  Newport*                                                  14,070         198
  Plug Power*#                                              67,070         479
  Rayovac*                                                   5,070         218
  Wilson Greatbatch Technologies*                           28,730         504
                                                                      --------
                                                                         3,661
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 2.3%
  Aames Investment                                          18,700         169
  Cousins Properties                                        30,090         816
  New Century Financial#                                     9,010         457
                                                                      --------
                                                                         1,442
--------------------------------------------------------------------------------
TECHNOLOGY -- 22.3%
  ADC Telecommunications*                                  227,150         522
  Agere Systems, Cl A*                                     469,840         771
  Altiris*#                                                 24,800         725
  Ansys*                                                    15,150         545
  Avocent*                                                  21,800         747
  Comtech Telecommunications*                                4,940         178
  Creative Technology*#                                     44,830         508
  deltathree*#                                              75,780         354
  Digital River*                                             4,390         132
  DSP Group*                                                13,290         335
  Extreme Networks*                                         92,850         540
  Hyperion Solutions*                                        6,030         304
  Informatica*                                              76,910         598
  InterDigital Communications*                              13,260         230
  Interwoven*                                               57,030         517
  Ixia*                                                     13,270         239
  M-Systems Flash Disk Pioneers*                            21,380         505
  Maxtor*                                                   39,820         221
  Mercury Computer Systems*                                 10,340         304
  MTS Systems                                                8,190         247
  ON Semiconductor*                                        101,160         459
  Openwave Systems*#                                        23,290         297
  Packeteer*                                                43,500         688
  Parametric Technology*                                    33,400         192
  PMC-Sierra*#                                              49,860         496
  QLogic*#                                                  25,700       1,035


--------------------------------------------------------------------------------
                                                     Number of Shares/  Value
                                                          Par (000)     (000)
--------------------------------------------------------------------------------
  SigmaTel*                                                  6,810    $    284
  SRA International*                                         7,080         431
  Tessera Technologies*                                      7,250         295
  Transactions Systems Architects*                           8,190         192
  Vitesse Semiconductor*#                                  132,460         404
  Websense*                                                  4,800         287
  Westell Technologies*                                     64,270         404
                                                                      --------
                                                                        13,986
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 1.4%
  AT Road*                                                  56,090         254
  Commonwealth Telephone Enterprises*                        5,690         271
  Micromuse*                                                71,100         350
                                                                      --------
                                                                           875
--------------------------------------------------------------------------------
TRANSPORTATION -- 2.2%
  Heartland Express                                         14,760         304
  Knight Transportation                                      7,200         190
  Landstar System                                            5,680         199
  Pacer International*                                      13,180         336
  Pinnacle Airlines*#                                       34,380         361
                                                                      --------
                                                                         1,390
--------------------------------------------------------------------------------

Total Common Stocks (Cost $55,064)                                      59,437
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 5.4%
  Armada Money Market Fund, Class I+                     3,391,516       3,392
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $3,392)                         3,392
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 99.9% (Cost $58,456)**                                  62,829
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 27.4% FLOATING RATE NOTE -- 8.0%
  Lehman Brothers
   2.715%, 05/16/05                                        $ 5,000       5,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 19.4%
  Bank of America
   2.680%, 03/01/05                                          6,000       6,000
  Bear Stearns
   2.745%, 03/01/05                                          5,000       5,000
  Lehman Brothers
   2.695%, 03/01/05                                          1,206       1,206
                                                                      --------
                                                                        12,206
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral For Loaned
  Securities (Cost $17,206)                                             17,206
--------------------------------------------------------------------------------

Total Investments -- 127.3% (Cost $75,662)                              80,035
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (27.3)%                                  (17,157)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                            $ 62,878
--------------------------------------------------------------------------------

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA SMALL CAP GROWTH FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
*  NON-INCOME PRODUCING SECURITY
** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $58,456.
     GROSS UNREALIZED APPRECIATION (000)            $ 6,644
     GROSS UNREALIZED DEPRECIATION (000)             (2,271)
                                                    -------
     NET UNREALIZED APPRECIATION (000)              $ 4,373
                                                    =======

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN IS (000) $16,311.
+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

FUTURES CONTRACTS:

                                     NOTIONAL
                        NUMBER         COST                         UNREALIZED
                          OF          AMOUNT       EXPIRATION      DEPRECIATION
DESCRIPTION            CONTRACTS       (000)          DATE             (000)
--------------------------------------------------------------------------------
Russell 2000 Index         7          $2,232        03/17/05           $(11)

$94,500 IS HELD BY THE BROKER AS COLLATERAL TO COVER MARGIN REQUIREMENTS FOR THE ABOVE OPEN FUTURES CONTRACTS (LONG POSITIONS).

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF OPEN FUTURES CONTRACTS HAVE BEEN SEGREGATED ON THE BOOKS OF THE FUND.

SEE NOTES FOLLOWING THE SC1HEDULES OF INVESTMENTS.

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA SMALL CAP VALUE FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 95.6%
BASIC MATERIALS -- 3.4%
  Airgas                                                   451,000    $ 11,320
  GrafTech International*#                               1,726,300      15,951
  Spartech                                                 593,105      13,030
                                                                      --------
                                                                        40,301
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 3.3%
  ABM Industries                                           571,700      10,594
  Advisory Board*                                          207,588       8,310
  Insight Enterprises*#                                    373,057       6,640
  Spherion*#                                             1,686,828      13,157
                                                                      --------
                                                                        38,701
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 5.3%
  1-800-Flowers.Com*                                     1,520,900      11,407
  Apogee Enterprises                                       703,128       9,837
  Christopher & Banks#                                     698,645      11,507
  Cooper Tire & Rubber#                                    484,058       9,366
  Hancock Fabrics                                          709,550       6,102
  Noble International#                                      44,928       1,051
  Stage Stores*                                            347,978      13,418
                                                                      --------
                                                                        62,688
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 5.3%
  Cott*#                                                   895,250      21,495
  Darling International*                                 3,486,890      14,645
  Jarden*#                                                 290,054      12,620
  Prestige Brands Holdings*                                550,389       9,907
  SunOpta*#                                                551,685       3,525
                                                                      --------
                                                                        62,192
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 4.9%
  Buffalo Wild Wings*                                      259,950       9,800
  Media General                                            126,399       8,088
  MTR Gaming Group*                                        999,646      12,006
  Nautilus Group#                                          434,306       9,624
  RC2*#                                                    446,970      13,825
  Regis                                                    112,537       4,434
                                                                      --------
                                                                        57,777
--------------------------------------------------------------------------------
ENERGY -- 7.1%
  Core Laboratories N.V.*                                  411,848      11,075
  Energy Partners*#                                        350,334       9,056
  Key Energy Group*                                        665,282       9,194
  Range Resources#                                         496,226      12,525
  Superior Energy Services*                                479,300       9,193
  Tesco                                                  1,240,486      15,432
  Warren Resources*                                        107,630       1,270
  Willbros Group*#                                         728,856      15,670
                                                                      --------
                                                                        83,415
--------------------------------------------------------------------------------
FINANCIALS -- 23.1%
  Ace Cash Express*                                        336,717       8,519
  Allmerica Financial*                                     238,473       8,537
  AmerUs Group#                                            337,757      16,256


--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares      (000)
--------------------------------------------------------------------------------
  Aspen Insurance Holdings                                 441,750    $ 11,397
  Commercial Federal Savings & Loan                        381,979      10,440
  EMC Insurance Group                                      500,817       9,706
  Endurance Specialty Holdings                             452,530      16,178
  Fulton Financial#                                        522,534      11,203
  GATX#                                                    340,630      10,212
  MAF Bancorp                                              225,807       9,843
  Montpelier Re Holdings                                   232,370       9,411
  National Interstate*#                                    117,088       2,096
  NewAlliance Bancshares#                                1,063,476      15,208
  Odyssey Re Holdings#                                     578,700      14,618
  Platinum Underwriters Holdings                           467,650      14,497
  Primus Guaranty Limited*#                                933,878      13,392
  Raymond James Financial#                                 302,427       9,212
  Reinsurance Group of America#                            233,146      10,643
  Scottish Annuity & Life Holdings                         526,553      12,321
  Sky Financial Group                                      550,102      15,304
  South Financial Group#                                   368,133      11,302
  Sterling Bancshares                                      785,900      11,466
  United America Indemnity*                                476,334       8,693
  Webster Financial                                        248,010      10,863
                                                                      --------
                                                                       271,317
--------------------------------------------------------------------------------
HEALTHCARE -- 3.0%
  LabOne*#                                                 161,257       5,805
  Omnicell*                                                  1,970          13
  PolyMedica#                                              428,552      14,755
  Radiation Therapy Services*                              186,155       2,889
  Stewart Enterprises, Cl A*                             1,791,974      11,361
                                                                      --------
                                                                        34,823
--------------------------------------------------------------------------------
INDUSTRIALS -- 12.1%
  AGCO*#                                                   757,273      14,744
  Bucyrus International                                    354,680      15,404
  Capstone Turbine*#                                     3,345,047       5,653
  Casella Waste Systems, Cl A*                           1,119,944      16,743
  Chicago Bridge & Iron                                     92,235       4,004
  Duratek*                                                 679,400      15,572
  Gardner Denver*                                          281,596      11,576
  Harsco                                                   261,680      15,285
  Hydrogenics*#                                          2,161,100       9,509
  Itron*#                                                  370,437       9,872
  Kennametal#                                              114,680       5,629
  Manitowoc*                                               179,326       7,388
  Ultratech Stepper*                                       695,741      11,041
                                                                      --------
                                                                       142,420
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 6.0%
  Ashford Hospitality Trust                                773,631       7,821
  Biomed Realty Trust                                      532,004      11,683
  Corporate Office Properties Trust#                       503,338      13,313
  Digital Realty Trust                                     758,459      10,869
  First Potomac Realty Trust                               368,615       8,231
  Highland Hospitality                                     806,231       8,183
  U-Store-It-Trust                                         648,049      10,648
                                                                      --------
                                                                        70,748
--------------------------------------------------------------------------------

ARMADA EQUITY FUNDS
SCHEDULE OF INVESTMENTS


ARMADA SMALL CAP VALUE FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
TECHNOLOGY -- 8.2%
  Avocent*                                                 348,900    $ 11,953
  Brooks Automation*#                                      866,906      15,700
  MSC Software*#                                         1,424,427      17,050
  Multi-Fineline Electronix*#                              705,128      15,865
  Parametric Technology*                                 1,585,808       9,119
  Sybase*                                                  699,810      13,185
  Triquint Semiconductor*                                1,426,900       4,923
  Verity*                                                  723,661       8,575
                                                                      --------
                                                                        96,370
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 3.6%
  Inter-Tel                                                510,629      14,037
  Powerwave Technologies*#                               1,583,270      10,846
  Premiere Global Services*                              1,012,200      10,304
  SpectraLink                                              462,546       7,035
                                                                      --------
                                                                        42,222
--------------------------------------------------------------------------------
TRANSPORTATION -- 8.6%
  Dryships                                                 234,165       5,234
  International Shipping*#                               2,167,000      19,503
  Old Dominion*                                            299,222      10,515
  OMI#                                                     879,661      18,411
  Pacer International*                                     423,309      10,773
  SCS Transportation*                                      414,396       9,179
  TOP Tankers#                                             676,460      14,659
  U.S. Xpress Enterprises, Cl A*                           490,492      13,042
                                                                      --------
                                                                       101,316
--------------------------------------------------------------------------------
UTILITIES -- 1.7%
  New Jersey Resources                                      47,442       2,106
  Puget Energy#                                            239,516       5,490
  UGI                                                      139,585       6,247
  Vectren#                                                 247,235       6,690
                                                                      --------
                                                                        20,533
--------------------------------------------------------------------------------

Total Common Stocks (Cost $969,896)                                  1,124,823
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 2.8%
  Armada Advantage Institutional Money
   Market Fund, Class I+                                32,751,761      32,752
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $32,752)                       32,752
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 98.4% (Cost $1,002,648)**                            1,157,575

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                             Par        Value
                                                            (000)       (000)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 22.8% COMMERCIAL PAPER -- 0.8%
  Countrywide Home Loans
   2.690%, 03/01/05                                        $ 9,999    $  9,999
--------------------------------------------------------------------------------
FLOATING RATE NOTES -- 3.0%
  Credit Suisse First Boston
   2.695%, 08/17/05                                         10,005      10,005
  First Tennessee Bank
   2.580%, 06/07/05                                          9,998       9,998
  Lehman Brothers
   2.715%, 05/16/05                                          5,000       5,000
  Morgan Stanley
   2.700%, 08/19/05                                         10,000      10,000
                                                                      --------
                                                                        35,003
--------------------------------------------------------------------------------
MASTER NOTES -- 1.5%
  Bank of America
   2.705%, 04/01/05                                         10,000      10,000
  Bear Stearns
   2.775%, 03/02/05                                          7,500       7,500
                                                                      --------
                                                                        17,500
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 17.5%
  Bank of America
   2.680%, 03/01/05                                         10,000      10,000
  Bear Stearns
   2.720%, 03/01/05                                        125,000     125,000
  Dresdner Securities
   2.680%, 03/01/05                                         70,000      70,000
  Lehman Brothers
   2.695%, 03/01/05                                            555         555
                                                                      --------
                                                                       205,555
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $268,057)                                268,057
--------------------------------------------------------------------------------

Total Investments -- 121.2% (Cost $1,270,705)                        1,425,632
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (21.2)%                                 (249,222)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                          $1,176,410
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $1,002,648.
     GROSS UNREALIZED APPRECIATION (000)           $170,894
     GROSS UNREALIZED DEPRECIATION (000)            (15,967)
                                                   --------
     NET UNREALIZED APPRECIATION (000)             $154,927
                                                   ========

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN IS (000) $254,988.
+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
CL -- CLASS

SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA ASSET ALLOCATION FUNDS
SCHEDULE OF INVESTMENTS


ARMADA AGGRESSIVE ALLOCATION FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares      (000)
--------------------------------------------------------------------------------
AFFILIATED EQUITY FUNDS -- 81.5%
  Armada Large Cap Growth Fund, Class I                    286,025    $  5,486
  Armada Large Cap Value Fund, Class I                     308,551       5,569
--------------------------------------------------------------------------------

Total Affiliated Equity Funds (Cost $9,846)                             11,055
--------------------------------------------------------------------------------
AFFILIATED FIXED INCOME FUND -- 10.1%
  Armada Bond Fund, Class I                                134,375       1,364
--------------------------------------------------------------------------------

Total Affiliated Fixed Income Fund (Cost $1,361)                         1,364
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 8.4%
  Armada Money Market Fund, Class I                      1,146,375       1,146
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $1,146)                         1,146
--------------------------------------------------------------------------------

Total Investments -- 100.0% (Cost $ 12,353)*                            13,565
--------------------------------------------------------------------------------

Other Assets & Liabilities -- 0.0%                                          --
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                             $13,565
--------------------------------------------------------------------------------
* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $12,353.
     GROSS UNREALIZED APPRECIATION (000)             $1,212
     GROSS UNREALIZED DEPRECIATION (000)                 --
                                                     ------
     NET UNREALIZED APPRECIATION (000)               $1,212
                                                     ======

SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA ASSET ALLOCATION FUNDS
SCHEDULE OF INVESTMENTS


ARMADA BALANCED ALLOCATION FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 51.8%
BASIC MATERIALS -- 2.8%
  3M                                                        12,090    $  1,015
  Alcoa#                                                     7,110         228
  E.I. DuPont de Nemours#                                   12,410         662
  Ecolab                                                    19,990         634
  Freeport-McMoran Copper & Gold, Cl B#                     12,751         533
  MeadWestvaco                                              16,401         514
  Praxair                                                   12,932         580
  Weyerhaeuser                                               5,400         361
                                                                      --------
                                                                         4,527
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 2.0%
  Affiliated Computer Services, Cl A*#                      14,130         730
  Automatic Data Processing                                 11,520         495
  DreamWorks Animation SKG*                                 15,900         578
  First Data                                                12,010         493
  Getty Images*                                             13,300         949
                                                                      --------
                                                                         3,245
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 1.3%
  Lowe's                                                    14,180         833
  Office Depot*                                             37,180         716
  Wal-Mart Stores                                           12,130         626
                                                                      --------
                                                                         2,175
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 3.9%
  Albertsons#                                               13,070         293
  Coca-Cola                                                 13,110         561
  Colgate-Palmolive                                         16,870         893
  Constellation Brands, Cl A*                               15,043         805
  Dean Foods*                                               25,376         877
  General Mills                                             11,567         606
  Kraft Foods#                                              17,535         586
  Kroger*#                                                  30,720         553
  PepsiCo                                                   24,330       1,310
                                                                      --------
                                                                         6,484
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 4.5%
  Clear Channel Communications                              17,220         573
  Comcast, Cl A*                                            28,639         932
  Gannett                                                    7,490         590
  International Game Technology                             19,960         608
  Starbucks*                                                17,170         890
  Starwood Hotels & Resorts Worldwide                       13,400         767
  Time Warner*                                              67,740       1,167
  Viacom, Cl B#                                             12,460         435
  Walt Disney                                               19,160         535
  Wynn Resorts*#                                            13,230         947
                                                                      --------
                                                                         7,444
--------------------------------------------------------------------------------
ENERGY -- 3.6%
  ChevronTexaco                                             15,950         990
  ConocoPhillips                                             4,832         536
  Exxon Mobil                                               23,960       1,517
  Halliburton                                               17,060         750
  Royal Dutch Petroleum#                                     5,780         365
  Transocean*                                               10,260         497


--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares      (000)
--------------------------------------------------------------------------------
Weatherford International*                                  12,000    $    715
Williams                                                    27,760         523
                                                                      --------
                                                                         5,893
--------------------------------------------------------------------------------
FINANCIALS -- 9.9%
  American International Group                              32,956       2,202
  Bank of America                                           17,120         799
  Chubb                                                     10,050         795
  Citigroup                                                 62,620       2,988
  Everest Re Group                                           7,690         668
  Genworth Financial#                                       11,080         312
  Goldman Sachs Group                                       13,440       1,462
  JP Morgan Chase                                           34,470       1,260
  MBNA                                                      34,480         875
  Merrill Lynch                                             11,060         648
  Morgan Stanley                                            19,770       1,116
  Prudential Financial                                      10,310         588
  St. Paul Travelers                                         5,283         202
  U.S. Bancorp                                              23,900         711
  Wachovia#                                                 16,340         866
  Wells Fargo                                               14,235         845
                                                                      --------
                                                                        16,337
--------------------------------------------------------------------------------
HEALTHCARE -- 8.5%
  Abbott Laboratories                                       20,240         931
  Alcon                                                      8,883         767
  Amgen*                                                    24,290       1,497
  Baxter International                                      13,210         471
  Biomet                                                    20,890         882
  Bristol-Myers Squibb                                      10,050         252
  Cooper                                                     8,200         675
  Eli Lilly                                                  8,360         468
  Fisher Scientific International*                          12,500         758
  Genentech*                                                13,950         658
  GlaxoSmithKline, ADR#                                     24,910       1,201
  Johnson & Johnson                                         25,070       1,645
  Medtronic                                                 16,730         872
  Merck                                                     25,150         797
  Pfizer                                                    44,840       1,179
  Shire Pharmaceuticals, ADR                                 3,100         104
  Wyeth Pharmaceuticals                                     20,238         826
                                                                      --------
                                                                        13,983
--------------------------------------------------------------------------------
INDUSTRIALS -- 2.3%
  Deere#                                                     9,660         687
  General Electric                                          81,869       2,882
  United Technologies                                        2,850         284
                                                                      --------
                                                                         3,853
--------------------------------------------------------------------------------
TECHNOLOGY -- 9.5%
  Adobe Systems                                             10,760         665
  Agilent Technologies*                                     61,580       1,478
  Amdocs*                                                   31,090         913
  Cisco Systems*                                            39,110         681
  Dell*                                                     34,830       1,396
  eBay*                                                     30,680       1,314
  Electronic Arts*#                                         15,000         967
  International Business Machines                           18,150       1,680

ARMADA ASSET ALLOCATION FUNDS
SCHEDULE OF INVESTMENTS


ARMADA BALANCED ALLOCATION FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                           Number       Value
                                                         of Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
TECHNOLOGY -- CONTINUED
  Linear Technology                                         19,230    $    751
  Lockheed Martin                                            6,350         376
  Microsoft                                                 94,240       2,373
  Motorola                                                  37,000         579
  Northrop Grumman                                           6,080         322
  Texas Instruments                                         30,470         807
  Yahoo!*                                                   41,820       1,350
                                                                      --------
                                                                        15,652
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 1.3%
  BellSouth                                                 13,790         356
  NII Holdings*#                                             9,540         546
  SBC Communications                                        22,280         536
  Verizon Communications                                    19,330         695
                                                                      --------
                                                                         2,133
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.8%
  Burlington Northern Santa Fe                              10,222         514
  Union Pacific                                             13,850         879
                                                                      --------
                                                                         1,393
--------------------------------------------------------------------------------
UTILITIES -- 1.4%
  Dominion Resources of Virginia                             4,230         305
  Exelon                                                    19,230         872
  TXU                                                       14,000       1,067
                                                                      --------
                                                                         2,244
--------------------------------------------------------------------------------

Total Common Stocks (Cost $72,245)                                      85,363
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 10.6%
AUSTRALIA -- 0.4%
  Aristocrat Leisure (Consumer Discretionary)#               3,650          31
  Australian Gas Light (Energy)                              1,550          17
  BHP Billiton (Basic Materials)                             7,950         245
  Bluescope Steel (Materials)                                3,250          25
  Brambles Industries (Industrials)#                         7,700          48
  Computershare (Industrials)#                              42,850         196
  CSL (Healthcare)                                             550          14
  Macquarie Infrastructure Group (Financials)                3,100           9
  Qbe Insurance Group (Financials)                           1,650          20
  SouthCorp (Consumer Staples)                              14,200          49
                                                                      --------
                                                                           654
--------------------------------------------------------------------------------
AUSTRIA -- 0.1%
  Wienerberger (Industrials)*                                1,900          94
--------------------------------------------------------------------------------
BELGIUM -- 0.3%
  Algemene Maatschappij Voor
   Nijverheidskredit (Financials)                            1,700         192
  Colruyt NV (Consumer Staples)                                375          64
  Dexia (Financials)                                         1,600          38
  Electrabel (Energy)                                          200          88
  Kbc Bankverzekeringsholding (Financials)*                    900          76
  Mobistar (Telecommunications)*                               230          21
  Umicore (Materials)*                                         650          67
                                                                      --------
                                                                           546
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                            Number      Value
                                                          of Shares     (000)
--------------------------------------------------------------------------------
BERMUDA -- 0.0%
  Ship Finance International (Financials)#                      67    $      1
--------------------------------------------------------------------------------
BRAZIL -- 0.1%
  Cia Vale do Rio Doce, ADR (Materials)                      2,600          91
  Petroleo Brasileiro SA - Petrobras (Energy)                3,200         156
                                                                      --------
                                                                           247
--------------------------------------------------------------------------------
CANADA -- 0.6%
  Canadian Natural Resources (Energy)                       18,710       1,065
--------------------------------------------------------------------------------
DENMARK -- 0.1%
  Danske Bank (Financials)                                     900          28
  GN Store Nord (Telecommunications)                         4,200          45
  H. Lundbeck (Healthcare)#                                    700          15
  Jyske Bank (Financials)*                                     700          26
                                                                      --------
                                                                           114
--------------------------------------------------------------------------------
FINLAND -- 0.1%
  Nokia Oyj, ADR (Information Technology)#                   7,800         126
  Wartsila Oyj (Energy)                                      4,100         107
                                                                      --------
                                                                           233
--------------------------------------------------------------------------------
FRANCE -- 0.5%
  Assuarances Generales de France (Financials)                 250          19
  Autoroutes Du Sud de la France (Financials)                  200          11
  BNP Paribas (Consumer Discretionary)                       1,850         134
  Bouygues (Financials)                                        500          22
  Essilor International (Consumer Staples)                     400          28
  European Aeronautic Defense and Space
   (Industrials)*#                                           1,000          31
  Group Danone (Consumer Staples)                              700          70
  Groupe Danone, ADR (Consumer Staples)                      1,900          38
  Lafarge (Industrials)                                        250          26
  Neopost (Industrials)                                        100           8
  Peugeot (Consumer Discretionary)                             600          39
  Sanofi-Aventis, ADR (Healthcare)#                          3,850         154
  TotalFinaElf, ADR (Energy)#                                1,450         173
                                                                      --------
                                                                           753
--------------------------------------------------------------------------------
GERMANY -- 0.7%
  Deutsche Bank (Financials)                                 1,375         121
  SAP, ADR (Technology)                                     22,600         916
  Schering (Healthcare)                                      1,200          88
                                                                      --------
                                                                         1,125
--------------------------------------------------------------------------------
HONG KONG -- 0.5%
  Cheung Kong Holdings (Financials)                         27,000         257
  CLP Holdings (Utilities)                                  17,375         100
  Cosco Pacific (Industrials)                               80,000         178
  Espirit Holdings (Consumer Discretionary)                  7,000          50
  Hutchison Whampoa Rights (Industrials)*                       91          --
  Sung Hung Kai Properties (Financials)                      5,435          51
  Swire Pacific, Cl A (Financials)                           7,855          64
  Techtronic Industries (Information
   Technology)                                              52,460         123
                                                                      --------
                                                                           823
--------------------------------------------------------------------------------

ARMADA ASSET ALLOCATION FUNDS
SCHEDULE OF INVESTMENTS


ARMADA BALANCED ALLOCATION FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                            Number      Value
                                                          of Shares     (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- CONTINUED
IRELAND -- 0.1%
  Bank of Ireland (Financials)                               4,393    $     74
  CRH (Materials)                                            1,050          29
  Elan, ADR (Healthcare)*#                                     762           6
  Irish Life & Permanent (Financials)                        2,000          41
                                                                      --------
                                                                           150
--------------------------------------------------------------------------------
ISRAEL -- 0.0%
  Lumenis Ltd (Healthcare)*                                      7          --
--------------------------------------------------------------------------------
ITALY -- 0.1%
  Banca Intesa (Financials)                                  7,900          39
  Bulgari (Consumer Staples)                                 5,550          69
  Enel (Energy)                                              4,470          43
  Eni, ADR (Materials)#                                        500          65
  Pirelli (Consumer Discretionary)#                          4,650           6
  Pirelli Rights (Consumer Discretionary)*                   4,650           1
  RCS Media Group (Telecommunications)                       3,000          17
                                                                      --------
                                                                           240
--------------------------------------------------------------------------------
JAPAN -- 1.8%
  Asahi Glass (Industrials)                                  2,000          22
  Benesse (Industrials)                                        900          31
  Bridgestone (Consumer Discretionary)                       1,900          36
  Canon (Consumer Discretionary)                             4,600         243
  Dai Nippon Printing (Industrials)                          5,550          94
  Daikin Kogyo (Industrials)                                 1,000          25
  Daiwa Securities (Financials)                             14,700         100
  Fanuc (Information Technology)                               300          20
  Hirose Electric (Industrials)                                200          22
  Honda Motor (Consumer Discretionary)                       6,150         165
  Hoya (Healthcare)                                            620          67
  Hyakugo Bank (Financials)                                  7,050          45
  JFE Holdings (Financials)                                  3,200          99
  Kagoshima Bank (Financials)                                5,150          36
  Keyence (Information Technology)                             200          48
  Komatsu (Industrials)                                     21,800         163
  Mitsubishi (Consumer Discretionary)                        9,200         125
  Mitsubishi Chemical (Materials)                           34,000         115
  Mitsubishi Tokyo Financial Group
   (Financials)*                                             9,400          86
  Neomax (Materials)                                         5,000         114
  Nidec (Industrials)                                          300          37
  Nippon Yusen Kabushiki (Industrials)                         750           5
  Nissan Chemicals Industries (Materials)                    2,000          18
  Obayashi (Industrials)                                    25,000         159
  OMC Card (Financials)                                      7,000          81
  Osaka Gas (Utilities)                                      7,535          23
  Shiga Bank (Financials)                                   11,400          70
  Shimano (Industrials)                                      2,600          81
  Shin-Etsu Chemical (Materials)                             3,700         151
  Shinko Electric Industries (Information
   Technology)                                                 100           4
  Shinsei Bank (Financials)                                  2,000          12
  Taiheiyo Cement (Industrials)                             33,000          99
  Terumo (Industrials)                                       7,000         219
  Tokyo Electron (Information Technology)#                     500          32


--------------------------------------------------------------------------------
                                                            Number      Value
                                                          of Shares     (000)
--------------------------------------------------------------------------------
  Toyota Motor (Consumer Discretionary)                      1,300    $    101
  Yahoo Japan (Technology)*#                                    15          75
  Yamada Denki (Industrials)#                                2,200         109
                                                                      --------
                                                                         2,932
--------------------------------------------------------------------------------
MEXICO -- 0.2%
  America Movil SA de CV
   (Telecommunications)                                      4,350         255
--------------------------------------------------------------------------------
NETHERLANDS -- 0.9%
  ABN AMRO Holdings (Financials)                             6,000         165
  DSM (Materials)                                            2,250         160
  IHC Caland (Energy)                                        1,200          80
  ING Groep, ADR (Financials)                                3,200          98
  Koninklijke Ahold (Consumer Staples)*                     21,300         193
  Koninklijke KPN (Telecommunications)                       9,400          91
  Koninklijke Philips Electronics (Consumer
   Discretionary)                                            1,420          39
  Reed Elsevier (Industrials)                               10,480         157
  TPG (Industrials)                                          2,350          66
  Unilever, ADR (Consumer Discretionary)                     6,110         409
                                                                      --------
                                                                         1,458
--------------------------------------------------------------------------------
NORWAY -- 0.2%
  DNB (Financials)#                                          6,200          63
  Norsk Hydro (Energy)#                                      1,400         122
  Telenor (Telecommunications)#                             12,600         116
                                                                      --------
                                                                           301
--------------------------------------------------------------------------------
PHILIPPINES -- 0.1%
  Philippine Long Distance Telephone, ADR
   (Telecommunications)#                                     4,500         115
--------------------------------------------------------------------------------
PORTUGAL -- 0.0%
  Brisa Auto Estradas de Portugal (Industrials)              7,250          65
--------------------------------------------------------------------------------
RUSSIA -- 0.1%
  Mobile Telesystems, ADR
   (Telecommunications)                                      1,100          44
  VimpelCom, ADR (Telecommunications)*                       3,100         124
                                                                      --------
                                                                           168
--------------------------------------------------------------------------------
SINGAPORE -- 0.1%
  Mobileone (Information Technology)                        42,000          50
  Singapore Airlines (Industrials)                           7,500          56
                                                                      --------
                                                                           106
--------------------------------------------------------------------------------
SOUTH KOREA -- 0.0%
  POSCO, ADR (Materials)                                     1,150          62
--------------------------------------------------------------------------------
SPAIN -- 0.0%
  Acerinox (Materials)                                         750          13
  Inditex (Consumer Discretionary)                             300           9
  Metrovacesa (Financials)                                     100           5
  Repsol YPF, ADR (Energy)#                                  1,240          34
                                                                      --------
                                                                            61
--------------------------------------------------------------------------------

ARMADA ASSET ALLOCATION FUNDS
SCHEDULE OF INVESTMENTS


ARMADA BALANCED ALLOCATION FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                            Number      Value
                                                          of Shares     (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- CONTINUED
SWEDEN -- 0.6%
  Atlas Copco, Cl A (Industrials)*#                            900    $     45
  Foreningssparbanken (Financials)                           2,650          65
  Hennes & Mauritz (Consumer Discretionary)                  5,000         176
  Investor (Financials)                                        350           5
  Nordea (Financials)                                       15,750         166
  Sandvik (Industrials)                                      1,800          78
  Scania (Industrials)#                                        800          37
  SKF (Materials)                                              800          40
  Svenska Cellulosa (Consumer Discretionary)                 2,050          80
  Telefonaktie Bolaget LM Ericsson, ADR
   (Telecommunications)*#                                    1,685          49
  Telia (Telecommunications)                                16,400          99
  Volvo, ADR (Consumer Discretionary)#                       1,900          87
                                                                      --------
                                                                           927
--------------------------------------------------------------------------------
SWITZERLAND -- 0.5%
  Givaudan (Consumer Staples)                                   50          34
  Logitech International (Industrials)*#                     1,550         102
  Micronas Semiconductor (Technology)*                         923          42
  Nestle (Consumer Staples)                                    492         137
  Nobel Biocare Holding (Healthcare)                            50          11
  Roche Holdings (Healthcare)#                                 870          92
  Serono (Healthcare)#                                       4,400          82
  Synthes (Technology)*                                      1,000         121
  UBS (Financials)                                           1,428         124
  Unaxis Holding (Technology)                                  715          97
  Zurich Financial Services (Financials)                       235          43
                                                                      --------
                                                                           885
--------------------------------------------------------------------------------
TAIWAN -- 0.1%
  AU Optronics, ADR (Technology)#                           10,250         164
--------------------------------------------------------------------------------
UNITED KINGDOM -- 2.4%
  3I Group (Financials)                                      2,400          32
  AstraZeneca, ADR (Healthcare)#                             6,750         268
  Aviva (Financials)                                         7,905          98
  BAA (Industrials)                                          2,555          30
  BAE Systems, ADR (Industrials)#                            2,630          52
  Barclays (Financials)#                                     3,960         174
  BG Group (Energy)                                         16,400         129
  BP PLC, ADR (Energy)                                      12,660         822
  British Land (Financials)                                  1,550          26
  Burberry Group (Consumer Discretionary)                   10,600          81
  Cable & Wireless (Telecommunications)#                     8,200          20
  Capita Group (Industrials)                                 5,750          42
  GUS (Industrials)#                                         2,600          47
  Hays PLC (Industrials)                                    40,000         103
  HBOS (Financials)                                          8,000         128
  HSBC Holdings, ADR (Financials)#                           2,250         188
  Inchcape (Consumer Discretionary)                            250          10
  International Power (Industrials)                         25,550          88
  Kelda Group (Energy)                                       1,600          19
  Kesa Electricals (Consumer Discretionary)                    850           5
  Land Securities Group (Financials)                         1,450          38
  Lloyds TSB Group, ADR (Financials)#                        2,760         105


--------------------------------------------------------------------------------
                                                     Number of Shares/   Value
                                                          Par (000)      (000)
--------------------------------------------------------------------------------
  O2 PLC (Telecommunications)*                              33,050    $     77
  Northern Rock (Financials)                                   750          11
  Pennon Group (Energy)                                        500           9
  Prudential PLC (Financials)                               14,100         128
  Royal Bank of Scotland Group (Financials)                  6,177         212
  SABMiller (Consumer Staples)                              14,000         231
  Scottish Southern Electric (Industrials)                   2,450          41
  Slough Estates (Financials)                                1,300          13
  Tesco (Consumer Discretionary)                            20,825         122
  United Utilities (Utilities)                               9,500         113
  Vodafone Group, ADR (Telecommunications)                  10,065         265
  William Hill (Information Technology)                      5,955          69
  Xstrata (Materials)                                        1,900          40
  Yell Group (Industrials)                                   6,250          57
                                                                      --------
                                                                         3,893
--------------------------------------------------------------------------------

Total Foreign Common Stocks (Cost $14,571)                              17,437
--------------------------------------------------------------------------------
FOREIGN BONDS -- 1.0%
GERMANY -- 0.3%
  German Treasury Bill ++
   2.082%, 08/17/05                                       EUR  382         501
--------------------------------------------------------------------------------
UNITED KINGDOM -- 0.7%
  United Kingdom Treasury Bill ++
   4.713%, 08/01/05                                       GBP  613       1,155
--------------------------------------------------------------------------------

Total Foreign Bonds (Cost $1,624)                                        1,656
--------------------------------------------------------------------------------
MUTUAL FUNDS -- 5.6%
  Hang Seng Investment Index Fund,
   Series H Shares                                           8,000          52
  India Fund*#                                               8,860         251
  Ishares MSCI Eafe Index Fund#                              1,500         245
  Ishares MSCI Malaysia Index Fund#                         14,000         100
  Streettracks Gold Trust*#                                196,500       8,552
--------------------------------------------------------------------------------

Total Mutual Funds (Cost $8,911)                                         9,200
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 10.5%
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 9.5%
   7.000%, 06/01/31 to 10/01/33                            $   252         265
   6.500%, 04/01/26 to 09/01/32                              1,221       1,273
   6.000%, 09/01/32                                             83          85
   6.000%, 03/01/35 TBA                                      3,730       3,827
   5.500%, 02/01/32 to 12/01/33                              1,694       1,710
   5.500%, 03/01/35 TBA                                      2,800       2,824
   5.250%, 04/15/07#                                           410         422
   5.000%, 09/01/33 to 11/01/33                                879         870
   5.000%, 03/01/20 to 03/01/35 TBA                          3,995       3,956
   4.500%, 03/01/35 TBA                                        450         433
                                                                      --------
                                                                        15,665
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.0%
   7.500%, 11/15/29                                              5           6
   6.500%, 09/15/28 to 10/15/33                                148         156
   6.000%, 08/15/32 to 11/15/33                                313         323
   5.500%, 10/15/33 to 11/15/33                                 96          97

ARMADA ASSET ALLOCATION FUNDS
SCHEDULE OF INVESTMENTS


ARMADA BALANCED ALLOCATION FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                             Par        Value
                                                            (000)       (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- CONTINUED
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- CONTINUED
   5.500%, 03/01/35 TBA                                    $   700    $    711
   5.000%, 05/15/33 to 04/15/34                                353         353
                                                                      --------
                                                                         1,646
--------------------------------------------------------------------------------

Total U.S. Government Mortgage-Backed
  Obligations (Cost $17,413)                                            17,311
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.2%
FEDERAL HOME LOAN BANK -- 3.6%
   3.375%, 09/14/07#                                           865         856
   3.250%, 08/11/06                                          1,480       1,473
   2.597%, 05/10/05 DN ++ #                                  3,600       3,582
                                                                      --------
                                                                         5,911
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 2.5%
   2.643%, 05/10/05 DN ++ #                                  4,160       4,139
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.1%
   2.652%, 05/11/05 DN ++ #                                  2,650       2,636
   2.573%, 04/25/05 DN ++                                      900         897
                                                                      --------
                                                                         3,533
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $13,592)                 13,583
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 4.7%
U.S. TREASURY BONDS -- 1.2%
   6.250%, 08/15/23#                                         1,585       1,868
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 3.5%
   6.500%, 02/15/10#                                         1,550       1,723
   4.750%, 05/15/14#                                           135         139
   3.500%, 11/15/06#                                           405         405
   3.250%, 08/15/08#                                         2,205       2,165
   1.625%, 03/31/05 to 04/30/05#                             1,365       1,363
                                                                      --------
                                                                         5,795
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $7,719)                            7,663
--------------------------------------------------------------------------------
CORPORATE BONDS -- 5.5%
AUTOMOTIVE -- 0.2%
  Ford Motor Credit
   7.000%, 10/01/13                                            200         206
  General Motors
   6.875%, 09/15/11                                            195         193
                                                                      --------
                                                                           399
--------------------------------------------------------------------------------
BASIC MATERIALS -- 0.1%
  Weyerhaeuser
   6.875%, 12/15/33                                            150         171
--------------------------------------------------------------------------------
CABLE -- 0.1%
  Comcast Cable Communications
   7.125%, 06/15/13                                             90         103
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 0.1%
  Centex
   5.125%, 10/01/13                                            110         110


--------------------------------------------------------------------------------
                                                             Par        Value
                                                            (000)       (000)
--------------------------------------------------------------------------------
  Yum! Brands
   7.650%, 05/15/08                                     $       85    $     93
                                                                      --------
                                                                           203
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 0.1%
  Kroger
   6.800%, 04/01/11                                            180         200
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 0.2%
  Clear Channel Communications
   5.750%, 01/15/13                                            125         127
  News America 144A (A)
   6.200%, 12/15/34                                            175         181
                                                                      --------
                                                                           308
--------------------------------------------------------------------------------
ENERGY -- 0.1%
  XTO Energy
   4.900%, 02/01/14                                            100         100
--------------------------------------------------------------------------------
FINANCIALS -- 2.6%
  American General Finance
   3.875%, 10/01/09                                            200         195
  Associates
   6.875%, 11/15/08                                            365         397
  Bank of America
   7.800%, 09/15/16                                            370         452
  Cit Group Holdings#
   7.750%, 04/02/12                                             50          58
  Credit Suisse First Boston
   6.500%, 01/15/12                                            335         370
  General Electric Capital
   5.450%, 01/15/13                                            375         392
  Goldman Sachs
   6.600%, 01/15/12                                            250         277
  Household Finance
   5.875%, 02/01/09                                            350         369
   4.125%, 11/16/09                                             40          39
  International Lease Finance
   3.500%, 04/01/09                                            175         169
  Istar Financial
   5.125%, 04/01/11                                            150         150
  JP Morgan Chase
   5.125%, 09/15/14                                            215         217
  Key Bank
   5.800%, 07/01/14                                            100         105
  Lehman Brothers Holdings
   7.000%, 02/01/08                                            210         226
  MBNA
   6.125%, 03/01/13                                            200         214
  Morgan Stanley Dean Witter
   5.300%, 03/01/13                                            200         205
  SLM
   5.125%, 08/27/12                                            225         230
  Wachovia
   6.400%, 04/01/08                                            175         188
  WR Berkley
   6.150%, 08/15/19                                            100         103
                                                                      --------
                                                                         4,356
--------------------------------------------------------------------------------

ARMADA ASSET ALLOCATION FUNDS
SCHEDULE OF INVESTMENTS


ARMADA BALANCED ALLOCATION FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                             Par       Value
                                                            (000)      (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
INDUSTRIALS -- 0.1%
  International Paper #
   5.850%, 10/30/12                                        $   100    $    107
  Systems 2001 Asset Trust
   6.664%, 09/15/13                                            122         132
                                                                      --------
                                                                           239
--------------------------------------------------------------------------------
REAL ESTATE -- 0.1%
  Pulte Homes
   6.375%, 05/15/33                                            150         152
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.1%
  Equity Office Properties Trust
   4.750%, 03/15/14                                            110         106
--------------------------------------------------------------------------------
SOVEREIGN AGENCY -- 0.9%
  Aid-Israel
   5.500%, 04/26/24                                          1,425       1,521
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.5%
  Cox Communications 144A (A)
   5.450%, 12/15/14                                            225         226
  Deutsche Telecom
   8.500%, 06/15/10                                            135         159
  GTE
   6.940%, 04/15/28                                            200         224
  Telecom Italia Capital #
   5.250%, 11/15/13                                            200         202
                                                                      --------
                                                                           811
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.1%
  Union Pacific
   6.125%, 01/15/12                                            180         194
--------------------------------------------------------------------------------
UTILITIES -- 0.2%
  AEP Texas Central
   6.650%, 02/15/33                                             90         101
  Dominion Resources #
   6.750%, 12/15/32                                            160         180
                                                                      --------
                                                                           281
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $9,019)                                      9,144
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 2.3%
AUTOMOTIVE -- 1.3%
  AESOP Funding II LLC, Series 2002-1A, Cl A
   3.850%, 10/20/06                                            400         402
  Daimler Chrysler Auto Trust, Series 2002-A, Cl A4
   4.490%, 10/06/08                                            890         896
  Ford Credit Automotive Owner Trust,
   Series 2003-B, Cl A4
   2.410%, 08/15/07                                            600         591
  Household Automotive Trust, Series 2003-1, Cl A3
   1.730%, 12/17/07                                            345         343
                                                                      --------
                                                                         2,232
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                    Number of Shares/   Value
                                                         Par (000)      (000)
--------------------------------------------------------------------------------
FINANCIALS -- 0.5%
  Chase Credit Card Master Trust,
   Series 2001-6, Cl A (B)
   2.610%, 03/16/09                                          $ 200    $    201
  Citibank Credit Card Issuance Trust,
   Series 2001-A2, Cl A2 (B)
   2.330%, 02/07/08                                            500         501
  MBNA Master Credit Card Trust,
   Series 2001-A, Cl A (B)
   2.630%, 07/15/08                                            150         150
                                                                      --------
                                                                           852
--------------------------------------------------------------------------------
MORTGAGE RELATED -- 0.1%
  Saxon Asset Securities Trust,
   Series 1999-3, Cl AF6
   7.525%, 06/25/14                                            126         127
--------------------------------------------------------------------------------
UTILITIES -- 0.4%
  PSE&G Transition Funding LLC,
   Series 2001-1, Cl A8
   6.890%, 12/15/17                                            565         655
--------------------------------------------------------------------------------

Total Asset Backed Securities (Cost $3,781)                              3,866
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%
  Prudential Securities Secured Financing,
   Series 1998-C1, Cl A1 A3
   6.350%, 09/15/07                                            154         155
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations
  (Cost $150)                                                              155
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 0.5%
  Ford Credit Automotive Revenue
   Owner Trust DN ++
   2.642%, 04/18/05                                            800         797
--------------------------------------------------------------------------------

Total Commercial Paper (Cost $797)                                         797
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 3.1%
  Armada Advantage Institutional Money
   Market Fund, Class I+                                 5,147,791       5,148
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $5,148)                         5,148
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 103.9% (Cost $154,970)**                               171,323
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 24.7% COMMERCIAL PAPER -- 2.4%
  Countrywide Home Loans
   2.690%, 03/01/05                                        $ 4,000       4,000
--------------------------------------------------------------------------------
FLOATING RATE NOTE -- 1.5%
  Morgan Stanley
   2.695%, 08/19/05                                          2,500       2,500
--------------------------------------------------------------------------------

ARMADA ASSET ALLOCATION FUNDS
SCHEDULE OF INVESTMENTS


ARMADA BALANCED ALLOCATION FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                             Par       Value
                                                            (000)      (000)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL
  FOR LOANED SECURITIES -- CONTINUED
MASTER NOTE -- 1.5%
  Bear Stearns
   2.775%, 03/02/05                                        $ 2,500    $  2,500
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 19.3%
  Bank of America
   2.680%, 03/01/05                                         23,000      23,000
  Bear Stearns
   2.7450%, 03/01/05                                         4,000       4,000
  Lehman Brothers
   2.695%, 03/01/05                                          4,853       4,853
                                                                      --------
                                                                        31,853
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral For Loaned
  Securities (Cost $40,853)                                             40,853
--------------------------------------------------------------------------------

Total Investments -- 128.6% (Cost $195,823)                            212,176
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (28.6)%                                  (47,205)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                            $164,971

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $154,970.
     GROSS UNREALIZED APPRECIATION (000)            $17,744
     GROSS UNREALIZED DEPRECIATION (000)             (1,391)
                                                    -------
     NET UNREALIZED APPRECIATION (000)              $16,353
                                                    =======

#  SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
    IS (000) $39,732.
+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
++ EFFECTIVE YIELD AT PURCHASE DATE.
(A) SECURITY  EXEMPT FROM  REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF
    1933.  THESE   SECURITIES  MAY  BE  RESOLD  IN   TRANSACTIONS   EXEMPT  FROM
    REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
(B) VARIABLE RATE SECURITY -- RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON FEBRUARY 28, 2005.
ADR -- AMERICAN  DEPOSITORY RECEIPT
CL -- CLASS
DN -- DISCOUNT NOTE
EUR -- EURO DOLLAR
GBP -- BRITISH POUND
LLC -- LIMITED  LIABILITY COMPANY
PLC -- PUBLIC LIABILITY COMPANY
TBA -- TO BE ANNOUNCED

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

FUTURES CONTRACTS:

                                 NOTIONAL                   UNREALIZED
                      NUMBER       COST                    APPRECIATION
                        OF        AMOUNT     EXPIRATION   (DEPRECIATION)
DESCRIPTION          CONTRACTS     (000)        DATE           (000)

------------------------------------------------------------------------
FTSE 100 Index           12       $1,083      03/18/05          $30
MSCI Sing Index          12          375      03/30/05           (4)
MSCI Taiwan Index         4          101      03/30/05            3
S&P/MIB Index             3          624      03/18/05           20
Topix Index               4          518      03/10/05           32
                                                                ---
                                                                $81
                                                                ===

$103,790 IS HELD BY THE BROKER AS COLLATERAL TO COVER MARGIN REQUIREMENTS FOR THE ABOVE OPEN FUTURES CONTRACTS (LONG POSITIONS).

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF OPEN FUTURES CONTRACTS HAVE BEEN SEGREGATED ON THE BOOKS OF THE FUND.

FOREIGN CURRENCY EXCHANGE CONTRACTS:

                                                              UNREALIZED
                      CONTRACTS TO   IN EXCHANGE  CONTRACTS  APPRECIATION
SETTLEMENT               RECEIVE         FOR      AT VALUE   (DEPRECIATION)
MONTH         TYPE        (000)         (000)       (000)       (000)
---------------------------------------------------------------------------
06/05         Buy     JPY  65,949       $640        $637         $(3)
04/05         Buy     SGD     560        336         345           9
                                        ----        ----         ----
                                        $976        $982         $ 6
                                        ====        ====         ===

JPY -- JAPANESE YEN
SGD -- SINGAPORE DOLLARS
TOTAL RETURN SWAP:

                                                       NOTIONAL     UNREALIZED
                                          EXPIRATION    AMOUNT     DEPRECIATION
                                             DATE        (000)         (000)
                                          ----------   --------    ------------

Receive  monthly  total  return on
  Lehman  Brothers  CMBS AAA
  8.5+ Index and pay monthly a
  floating rate based on 1-month
  LIBOR minus 30 basis points
  with Lehman Brothers, Inc.               May 2005     $2,000         $(31)

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF THE TOTAL RETURN SWAP HAVE BEEN SEGREGATED ON THE BOOKS OF THE FUND.

SEE NOTES  FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA ASSET ALLOCATION FUNDS
SCHEDULE OF INVESTMENTS


ARMADA CONSERVATIVE ALLOCATION FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                          Number       Value
                                                        of Shares      (000)
--------------------------------------------------------------------------------
AFFILIATED EQUITY FUNDS -- 41.4%
  Armada Large Cap Growth Fund, Class I                    121,005    $  2,321
  Armada Large Cap Value Fund, Class I                     130,585       2,357
--------------------------------------------------------------------------------

Total Affiliated Equity Funds (Cost $4,093)                              4,678
--------------------------------------------------------------------------------
AFFILIATED FIXED INCOME FUND -- 50.2%
  Armada Intermediate Bond Fund, Class I                   528,967       5,670
--------------------------------------------------------------------------------

Total Affiliated Fixed Income Fund (Cost $5,618)                         5,670
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 8.3%
  Armada Money Market Fund, Class I                        942,911         943
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $943)                             943
--------------------------------------------------------------------------------

Total Investments -- 99.9% (Cost $ 10,654)*                             11,291
--------------------------------------------------------------------------------

Other Assets & Liabilities -- 0.1%                                          11
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                             $11,302
--------------------------------------------------------------------------------
* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $10,654.
     GROSS UNREALIZED APPRECIATION (000)               $637
     GROSS UNREALIZED DEPRECIATION (000)                 --
                                                       ----
     NET UNREALIZED APPRECIATION (000)                 $637
                                                       ====

SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA BOND FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                             Par        Value
                                                            (000)       (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 22.5%
AUTOMOTIVE -- 1.2%
  Ford Motor Credit
   7.000%, 10/01/13                                        $ 2,280   $   2,346
  General Motors
   6.875%, 09/15/11                                          2,145       2,130
                                                                     ---------
                                                                         4,476
--------------------------------------------------------------------------------
BASIC MATERIALS -- 0.5%
  Weyerhaeuser
   6.875%, 12/15/33                                          1,750       1,995
--------------------------------------------------------------------------------
CABLE -- 0.3%
  Comcast Cable Communications #
   7.125%, 06/15/13                                            765         875
   6.750%, 01/30/11 #                                          200         221
                                                                     ---------
                                                                         1,096
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 0.6%
  Centex #
   5.125%, 10/01/13                                          1,250       1,247
  Yum! Brands
   7.650%, 05/15/08                                          1,100       1,209
                                                                     ---------
                                                                         2,456
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 0.6%
  Kroger
   6.800%, 04/01/11                                          1,946       2,156
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 0.8%
  Clear Channel Communications
   5.750%, 01/15/13                                          1,350       1,372
  News America 144A (A)
   6.200%, 12/15/34                                          1,725       1,785
                                                                     ---------
                                                                         3,157
--------------------------------------------------------------------------------
ENERGY -- 0.3%
  XTO Energy
   4.900%, 02/01/14                                          1,100       1,095
--------------------------------------------------------------------------------
FINANCIALS -- 9.9%
  American General Finance
   3.875%, 10/01/09                                          2,000       1,949
  Associates
   6.875%, 11/15/08                                          4,100       4,463
  Bank of America
   7.800%, 09/15/16                                          1,715       2,096
  Cit Group Holdings #
   7.750%, 04/02/12                                            805         942
  Credit Suisse First Boston
   6.500%, 01/15/12                                          3,000       3,310
  General Electric Capital
   5.450%, 01/15/13                                          1,260       1,319
  General Electric Capital, Cl A #
   6.000%, 06/15/12                                          2,630       2,844
  Goldman Sachs
   6.600%, 01/15/12                                          2,150       2,378
  Household Finance
   5.875%, 02/01/09                                          1,515       1,596
   4.125%, 11/16/09                                          1,480       1,457


--------------------------------------------------------------------------------
                                                             Par        Value
                                                            (000)       (000)
--------------------------------------------------------------------------------
  Inter-American Development Bank
   7.375%, 01/15/10                                        $ 1,200   $   1,368
  International Lease Finance
   3.500%, 04/01/09                                          1,900       1,831
  JP Morgan Chase
   5.125%, 09/15/14                                          2,350       2,369
  Key Bank
   5.800%, 07/01/14                                            950       1,002
  MBNA
   6.125%, 03/01/13                                          2,015       2,154
  Morgan Stanley Dean Witter #
   5.300%, 03/01/13                                          2,000       2,054
  SLM
   5.125%, 08/27/12                                          2,000       2,048
  Wachovia
   6.400%, 04/01/08                                          1,905       2,043
  WR Berkley
   6.150%, 08/15/19                                          1,085       1,113
                                                                     ---------
                                                                        38,336
--------------------------------------------------------------------------------
INDUSTRIALS -- 0.7%
  International Paper #
   5.850%, 10/30/12                                          1,025       1,093
  Systems 2001 Asset Trust
   6.664%, 09/15/13                                          1,418       1,546
                                                                     ---------
                                                                         2,639
--------------------------------------------------------------------------------
REAL ESTATE -- 0.3%
  Pulte Homes
   6.375%, 05/15/33                                          1,050       1,063
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.6%
  Equity Office Properties Trust
   4.750%, 03/15/14                                          1,075       1,040
  Istar Financial
   5.125%, 04/01/11                                          1,460       1,457
                                                                     ---------
                                                                         2,497
--------------------------------------------------------------------------------
SOVEREIGN AGENCY -- 3.0%
  Aid-Israel
   5.500%, 04/26/24                                         10,975      11,713
--------------------------------------------------------------------------------
TECHNOLOGY -- 0.5%
  Compaq Computer
   7.650%, 08/01/05                                          2,000       2,036
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 2.1%
  Cox Communications 144A (A)
   5.450%, 12/15/14                                          2,025       2,031
  Deutsche Telecom
   8.500%, 06/15/10                                          1,405       1,653
  GTE
   6.940%, 04/15/28                                          2,000       2,241
  Telecom Italia Capital #
   5.250%, 11/15/13                                          2,000       2,020
                                                                     ---------
                                                                         7,945
--------------------------------------------------------------------------------

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA BOND FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                             Par        Value
                                                            (000)       (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
TRANSPORTATION -- 0.3%
  Union Pacific
   6.125%, 01/15/12                                        $ 1,200   $   1,295
--------------------------------------------------------------------------------
UTILITIES -- 0.8%
  AEP Texas Central
   6.650%, 02/15/33                                          1,235       1,392
  Dominion Resources #
   6.750%, 12/15/32                                          1,700       1,908
                                                                     ---------
                                                                         3,300
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $85,904)                                    87,255
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 11.1%
AUTOMOTIVE -- 6.2%
  AESOP Funding II LLC,
   Series 2002-1A, Cl A
   3.850%, 10/20/06                                          7,960       7,992
  Daimler Chrysler Auto Trust,
   Series 2002-A, Cl A4
   4.490%, 10/06/08                                          8,454       8,508
  Household Automotive Trust,
   Series 2003-1, Cl A3
   1.730%, 12/17/07                                          7,537       7,496
  World Omni Auto Receivables Trust,
   Series 2001-B, Cl A4
   4.490%, 08/20/08                                            239         240
                                                                     ---------
                                                                        24,236
--------------------------------------------------------------------------------
CREDIT CARDS -- 2.3%
  Chase Credit Card Master Trust,
   Series 2001-6, Cl A (B)
   2.720%, 03/16/09                                          2,800       2,808
  Citibank Credit Card Issuance Trust,
   Series 2001-A2, Cl A2 (B)
   2.890%, 02/07/08                                          4,600       4,608
  MBNA Master Credit Card Trust,
   Series 2001-A, Cl A (B)
   2.740%, 07/15/08                                          1,350       1,352
                                                                     ---------
                                                                         8,768
--------------------------------------------------------------------------------
MORTGAGE RELATED -- 0.9%
  Bear Stearns, Series 1999-2, Cl AF2
   7.910%, 10/25/29                                            602         636
  Saxon Asset Securities Trust,
   Series 1999-3, Cl AF6
   7.525%, 06/25/14                                          2,806       2,824
                                                                     ---------
                                                                         3,460
--------------------------------------------------------------------------------
UTILITIES -- 1.7%
  Export Funding Trust, Series 1995-A, Cl A
   8.210%, 12/29/06                                            741         770
  PSE&G Transition Funding LLC,
   Series 2001-1, Cl A8
   6.890%, 12/15/17                                          5,050       5,859
                                                                     ---------
                                                                         6,629
--------------------------------------------------------------------------------

Total Asset Backed Securities (Cost $42,248)                            43,093
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                             Par        Value
                                                            (000)       (000)
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.9%
  Prudential Securities Secured Financing,
   Series 1998-C1, Cl A1 A3
   6.350%, 09/15/07                                        $ 3,350   $   3,383
  Residential Accredit Loans,
   Series 1999-QS3, Cl A8
   6.500%, 03/25/29                                             12          12
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations (Cost $3,282)                  3,395
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 43.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.7%
   9.500%, 10/01/20                                            249         278
   9.000%, 05/01/20                                             88          91
   8.500%, 05/01/06 to 06/01/17                                 48          52
   8.000%, 07/01/25                                            208         225
   7.500%, 07/01/10 to 05/01/11                                141         149
   7.000%, 11/01/10 to 11/01/28                              1,560       1,647
   6.500%, 10/01/07 to 11/01/10                                165         172
                                                                     ---------
                                                                         2,614
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 38.3%
   9.500%, 05/01/18                                             29          32
   9.000%, 07/01/09 to 11/01/24                                276         308
   8.500%, 11/01/09                                             11          11
   7.000%, 01/01/33 to 10/01/33                              2,495       2,632
   6.500%, 12/01/08 to 09/01/32                             10,100      10,528
   6.000%, 07/01/28 to 01/01/34                                445         457
   6.000%, 03/01/35 TBA                                     27,670      28,388
   5.870%, 01/01/09                                          5,134       5,357
   5.500%, 12/01/33                                         13,481      13,616
   5.500%, 03/01/35 TBA                                     33,000      33,278
   5.000%, 03/01/20 to 03/01/35 TBA                         49,720      49,178
   4.500%, 03/01/35 TBA                                      4,550       4,378
                                                                     ---------
                                                                       148,163
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 4.5%
   9.000%, 02/20/19                                             25          27
   8.500%, 09/15/21 to 08/15/22                                101         111
   8.250%, 04/20/17 to 07/20/17                                 40          44
   8.000%, 03/15/08 to 01/15/30                                381         411
   7.500%, 12/15/29                                             56          60
   6.500%, 06/15/32 to 10/15/33                              1,105       1,160
   6.000%, 08/15/32 to 11/15/34                              3,330       3,442
   5.500%, 03/01/35 TBA                                      8,100       8,229
   5.000%, 05/15/33 to 09/15/33                              3,903       3,893
                                                                     ---------
                                                                        17,377
--------------------------------------------------------------------------------

Total U.S. Government Mortgage-Backed Obligations
  (Cost $168,679)                                                      168,154
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 39.0%
FEDERAL HOME LOAN BANK -- 15.9%
   3.375%, 09/14/07#                                         8,060       7,977
   3.250%, 08/11/06                                         17,005      16,931
   2.580%, 05/10/05 DN ++ #                                 37,000      36,812
                                                                     ---------
                                                                        61,720
--------------------------------------------------------------------------------

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA BOND FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                    Number of Shares/   Value
                                                         Par (000)      (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- CONTINUED
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 8.8%
   2.630%, 05/10/05 DN ++ #                                    800   $     796
   2.625%, 05/10/05 DN ++ #                                 33,500      33,330
                                                                     ---------
                                                                        34,126
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 14.3%
   7.250%, 01/15/10                                          3,400       3,840
   5.250%, 04/15/07#                                         3,910       4,024
   2.635%, 05/11/05 DN ++ #                                 38,550      38,351
   2.560%, 04/25/05 DN ++                                    9,000       8,965
                                                                     ---------
                                                                        55,180
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations
  (Cost $151,195)                                                      151,026
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 10.7%
U.S. TREASURY BONDS -- 5.3%
   6.250%, 08/15/23#                                        17,460      20,581
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 5.4%
   6.500%, 02/15/10#                                        14,025      15,589
   3.500%, 11/15/06#                                         3,540       3,540
   3.250%, 08/15/08#                                           260         255
   1.625%, 04/30/05#                                         1,445       1,443
                                                                     ---------
                                                                        20,827
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $41,564)                          41,408
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 2.2%
  Ford Credit Automotive Revenue
   Owner Trust DN ++
   2.630%, 04/18/05                                          8,400       8,370
--------------------------------------------------------------------------------

Total Commercial Paper (Cost $8,370)                                     8,370
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 2.1%
  Armada Advantage Institutional Money
   Market Fund, Class I+                                 8,090,734       8,091
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $8,091)                         8,091
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 132.0% (Cost $509,333)*                                510,792
--------------------------------------------------------------------------------


SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 45.0% COMMERCIAL PAPER -- 3.9%
  Countrywide Home Loans
   2.690% 03/01/05                                         $14,999      14,999
--------------------------------------------------------------------------------
FLOATING RATE NOTES -- 8.4%
  Credit Suisse First Boston
   2.695%, 08/17/05                                          5,002       5,002
  First Tennessee Bank
   2.580%, 06/07/05                                          9,998       9,998
  Lehman Brothers
   2.715%, 05/16/05                                          5,000       5,000
  Morgan Stanley
   2.700%, 08/19/05                                         12,500      12,500
                                                                     ---------
                                                                        32,500
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                             Par        Value
                                                            (000)       (000)
--------------------------------------------------------------------------------
MASTER NOTE -- 1.9%
  Bear Stearns
   2.775%, 03/02/05                                        $ 7,500   $   7,500
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 30.8%
  Bank of America
   2.680%, 03/01/05                                         43,000      43,000
  Bear Stearns
   2.745%, 03/01/05                                         10,000      10,000
  Dresdner Securities
   2.680%, 03/01/05                                         45,000      45,000
  Lehman Brothers
   2.695%, 03/01/05                                         21,175      21,175
                                                                     ---------
                                                                       119,175
--------------------------------------------------------------------------------
Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $174,174)                                174,174
--------------------------------------------------------------------------------
Total Investments -- 177.0% (Cost $683,507)                            684,966
--------------------------------------------------------------------------------
Other Assets & Liabilities -- (77.0)%                                 (297,978)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                            $386,988
--------------------------------------------------------------------------------
* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $509,333.
     GROSS UNREALIZED APPRECIATION (000)            $ 3,545
     GROSS UNREALIZED DEPRECIATION (000)             (2,086)
                                                    -------
     NET UNREALIZED APPRECIATION (000)              $ 1,459
                                                    =======

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN IS (000) $170,557.
+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
++ EFFECTIVE YIELD
AT PURCHASE DATE.
(A) SECURITY  EXEMPT FROM  REGISTRATION  UNDER RULE 144A OF THE SECURITIES ACT
    OF 1933. THESE SECURITIES MAY  BE  RESOLD  IN   TRANSACTIONS  EXEMPT  FROM
    REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
(B) VARIABLE RATE SECURITY -- RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON FEBRUARY 28, 2005.
CL -- CLASS
DN -- DISCOUNT NOTE
LLC -- LIMITED LIABILITY COMPANY
TBA -- TO BE ANNOUNCED

TOTAL RETURN SWAP:

                                                 NOTIONAL       UNREALIZED
                                  EXPIRATION      AMOUNT       DEPRECIATION
                                     DATE          (000)           (000)
                                  ----------     --------      ------------
Receive monthly total return
  on Lehman Brothers
  CMBS AAA 8.5+ Index
  and pay monthly a floating
  rate based on 1-month
  LIBOR minus 30 basis points
  with Lehman Brothers, Inc.       May 2005       $18,000         $(281)

$32,000 IS HELD BY THE BROKER AS COLLATERAL TO COVER MARGIN REQUIREMENTS FOR THE ABOVE TOTAL RETURN SWAP.

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF THE TOTAL RETURN SWAP HAVE BEEN SEGREGATED ON THE BOOKS OF THE FUND.

SEE NOTES  FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA GOVERNMENT MORTGAGE FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                             Par        Value
                                                            (000)       (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 97.6%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.7%
  12.250%, 08/01/15                                        $   156   $     174
   9.750%, 11/01/08 to 04/01/09                                 73          77
   9.250%, 08/01/13                                              7           8
   9.000%, 04/01/06 to 09/01/20                                502         548
   8.750%, 06/01/16 to 05/01/17                                 78          86
   8.500%, 03/01/06 to 01/01/22                                308         332
   8.000%, 04/01/07 to 03/01/22                                289         316
   7.500%, 05/15/22                                            173         173
   7.000%, 05/01/31                                            471         496
   6.000%, 10/01/32                                          2,220       2,281
                                                                     ---------
                                                                         4,491
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 79.8%
  12.500%, 05/01/15                                            206         235
  11.250%, 05/01/14                                             19          21
  10.000%, 06/01/21                                             27          31
   9.500%, 09/01/11                                             65          65
   9.000%, 06/01/09 to 10/01/19                                 74          81
   8.500%, 11/01/21 to 09/01/23                                 72          80
   8.000%, 12/01/17 to 03/01/23                                192         201
   7.500%, 09/01/22 to 05/01/32                              2,399       2,568
   7.000%, 12/01/15 to 10/01/32                              3,401       3,588
   6.500%, 12/01/12 to 05/01/33                              5,036       5,254
   6.500%, 03/01/35 TBA                                      1,000       1,042
   6.000%, 09/01/17                                          5,136       5,352
   6.000%, 03/01/35 TBA                                     46,000      47,193
   5.500%, 11/01/09                                          1,066       1,084
   5.500%, 03/01/35 TBA                                     52,000      52,439
   5.000%, 08/01/19 to 10/01/19                              6,633       6,687
   5.000%, 03/01/35 TBA                                     60,400      59,532
   4.500%, 04/01/18 to 11/01/19                             13,983      13,844
   4.500%, 03/01/35 TBA                                     12,000      11,546
                                                                     ---------
                                                                       210,843
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 16.1%
  17.000%, 11/15/11                                             68          80
  16.000%, 11/15/11                                              3           3
  15.000%, 06/15/11 to 01/15/13                              1,198       1,397
  14.500%, 09/15/12 to 08/15/14                                 12          13
  14.000%, 05/15/11 to 02/15/15                                504         579
  13.500%, 05/15/10 to 02/15/15                                491         567
  13.000%, 11/15/10 to 06/20/15                                578         653
  12.750%, 09/20/13 to 12/20/13                                 43          49
  12.500%, 04/15/10 to 01/20/16                              1,067       1,198
  12.000%, 08/15/12 to 01/15/16                                459         522
  11.500%, 02/15/13 to 08/15/14                                122         136
   9.250%, 12/15/16 to 05/15/21                                 91         102
   9.000%, 09/15/08 to 11/15/24                              1,179       1,287
   8.750%, 08/15/08 to 12/15/16                                 85          93
   8.500%, 01/15/17 to 09/15/24                                571         628
   8.250%, 03/15/06 to 07/15/08                                 38          41
   8.000%, 04/15/17 to 05/20/30                              1,991       2,154
   7.500%, 09/20/15 to 09/20/30                              3,854       4,149


--------------------------------------------------------------------------------
                                                      Number of Shares/  Value
                                                          Par (000)      (000)
--------------------------------------------------------------------------------
   7.000%, 12/15/10 to 06/15/32                            $ 7,488   $   7,927
   6.500%, 10/15/22 to 09/15/31                              4,256       4,488
   6.500%, 03/01/35 TBA                                      6,000       6,296
   6.000%, 10/20/28 to 07/20/29                              3,139       3,243
   5.500%, 01/15/33 to 07/15/33                              6,723       6,845
                                                                     ---------
                                                                        42,450
--------------------------------------------------------------------------------

Total U.S. Government Mortgage-Backed Obligations
  (Cost $257,384)                                                      257,784
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 63.1%
FEDERAL HOME LOAN BANK -- 17.1%
   2.596%, 05/10/05 DN ++ #                                 45,400      45,169
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 22.7%
   2.646%, 05/10/05 DN ++ #                                 60,100      59,795
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 23.3%
   2.652%, 05/11/05 DN ++ #                                 61,900      61,581
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations
  (Cost $166,544)                                                      166,545
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.4%
  Security Mortgage Acceptance Corporation II,
   Series B, Cl 4
   9.000%, 12/01/16                                            476         500
  Structured Mortgage Asset Residential Trust,
   Series 1992-2, Cl I
   8.250%, 06/25/19                                            473         495
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations
  (Cost $1,000)                                                            995
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 5.1%
  Ford Credit Automotive Revenue Owner
   Trust DN ++
   2.642%, 04/18/05                                          6,500       6,477
  HBOS Treasury DN ++
   2.663%, 04/27/05                                          7,000       6,970
--------------------------------------------------------------------------------

Total Commercial Paper (Cost $13,448)                                   13,447
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 1.6%
  Armada Government Money Market Fund,
   Class I+                                              4,402,813       4,403
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $4,403)                         4,403
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 167.8% (Cost $442,779)*                                443,174
--------------------------------------------------------------------------------

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA GOVERNMENT MORTGAGE FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                             Par        Value
                                                            (000)       (000)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 46.8% COMMERCIAL PAPER -- 3.8%
  Countrywide Home Loan
   2.690% 03/01/05                                         $ 9,999   $   9,999
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 43.0%
  Bank of America
   2.680%, 03/01/05                                         57,000      57,000
  Bear Stearns
   2.695%, 03/01/05                                         50,000      50,000
  Dresdner Securities
   2.680%, 03/01/05                                          5,000       5,000
  Lehman Brothers
   2.695%, 03/01/05                                          1,526       1,526
                                                                     ---------
                                                                       113,526
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $123,525)                                123,525
--------------------------------------------------------------------------------

Total Investments -- 214.6% (Cost $566,304)                            566,699
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (114.6)%                                (302,645)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                            $264,054
--------------------------------------------------------------------------------
* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $442,779.
     GROSS UNREALIZED APPRECIATION (000)            $ 1,708
     GROSS UNREALIZED DEPRECIATION (000)             (1,313)
                                                    -------
     NET UNREALIZED APPRECIATION (000)              $   395
                                                    =======

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN IS (000) $121,037.
+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
++ EFFECTIVE YIELD AT PURCHASE DATE.
CL -- CLASS
DN --DISCOUNT NOTE
TBA -- TO BE ANNOUNCED

SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA INTERMEDIATE BOND FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                             Par        Value
                                                            (000)       (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 29.3%
AEROSPACE -- 0.2%
  Boeing #
   6.100%, 03/01/11                                        $ 1,100   $   1,184
--------------------------------------------------------------------------------
AUTOMOTIVE -- 0.9%
  Ford Motor Credit
   7.000%, 10/01/13                                          2,170       2,233
  General Motors
   6.875%, 09/15/11                                          2,320       2,304
                                                                     ---------
                                                                         4,537
--------------------------------------------------------------------------------
BASIC MATERIALS -- 0.4%
  Alcoa
   6.000%, 01/15/12                                          2,000       2,155
--------------------------------------------------------------------------------
CABLE -- 0.3%
  Comcast Cable Communications
   7.125%, 06/15/13                                          1,105       1,264
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.5%
  Computer Sciences
   5.000%, 02/15/13                                              5           5
   3.500%, 04/15/08                                          2,310       2,262
                                                                     ---------
                                                                         2,267
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 0.8%
  Centex #
   5.125%, 10/01/13                                          1,770       1,766
  Yum! Brands
   7.650%, 05/15/08                                          1,755       1,929
                                                                     ---------
                                                                         3,695
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 0.5%
  Kroger
   6.800%, 04/01/11                                          1,125       1,246
   6.750%, 04/15/12                                          1,025       1,142
                                                                     ---------
                                                                         2,388
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 0.5%
  Clear Channel Communications
   4.500%, 01/15/10                                          2,380       2,330
--------------------------------------------------------------------------------
ENERGY -- 2.2%
  AEP Texas Central
   5.500%, 02/15/13                                          2,175       2,251
  Conoco Phillips
   4.750%, 10/15/12                                          2,340       2,362
  Duke Energy
   3.750%, 03/05/08                                          1,231       1,217
  Encana
   6.300%, 11/01/11                                          1,010       1,102
  Kinder Morgan
   6.500%, 09/01/12                                          2,050       2,241
  XTO Energy
   4.900%, 02/01/14                                          1,160       1,155
                                                                     ---------
                                                                        10,328
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                             Par        Value
                                                            (000)       (000)
--------------------------------------------------------------------------------
FINANCIALS -- 16.6%
  American General Finance
   3.875%, 10/01/09                                        $ 2,315   $   2,256
  Associates
   6.875%, 11/15/08                                          1,925       2,095
  Bank of America #
   7.400%, 01/15/11                                          4,025       4,606
  BB&T
   6.500%, 08/01/11                                          1,390       1,530
   4.875%, 01/15/13                                          1,635       1,633
   4.750%, 10/01/12                                            350         349
  Bear Stearns
   7.625%, 12/07/09                                          3,744       4,242
  Chase Manhattan
   7.125%, 06/15/09                                          3,395       3,742
  Cit Group Holdings #
   7.750%, 04/02/12                                          1,810       2,118
  Citigroup Global Markets
   6.500%, 02/15/08                                          1,075       1,147
  Core Investment Grade Trust
   4.727%, 11/30/07                                          4,465       4,505
  Credit Suisse First Boston
   4.700%, 06/01/09                                          3,485       3,522
  General Electric Capital
   5.450%, 01/15/13                                            590         617
  General Electric Capital, Cl A MTN
   6.000%, 06/15/12                                          6,565       7,100
  Goldman Sachs Group
   5.700%, 09/01/12                                          3,440       3,622
  Household Finance
   5.875%, 02/01/09                                          3,565       3,755
   4.125%, 11/16/09                                            865         852
  International Lease Finance
   3.500%, 04/01/09                                          2,315       2,231
  JP Morgan Chase
   6.000%, 01/15/09                                          1,520       1,609
  Key Bank
   5.800%, 07/01/14                                          1,055       1,113
  Lehman Brothers Holdings
   7.000%, 02/01/08                                          1,455       1,566
   4.250%, 01/27/10                                          2,750       2,720
  MBNA MTN
   5.625%, 11/30/07                                          2,230       2,307
  Merrill Lynch
   6.000%, 02/17/09                                          1,000       1,059
   4.125%, 09/10/09                                          1,370       1,352
   3.700%, 04/21/08                                              2           2
  Morgan Stanley Dean Witter
   5.300%, 03/01/13                                          3,520       3,616
  SLM
   5.000%, 10/01/13                                          4,650       4,676
  Wachovia
   6.400%, 04/01/08                                          2,914       3,125
  Wells Fargo
   4.950%, 10/16/13                                          1,000       1,007
   4.747%, 07/25/34                                          5,530       5,350
                                                                     ---------
                                                                        79,424
--------------------------------------------------------------------------------

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA INTERMEDIATE BOND FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                             Par        Value
                                                            (000)       (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
INDUSTRIALS -- 1.1%
  Emerson Electric
   5.850%, 03/15/09                                        $ 1,430   $   1,510
  International Paper
   6.750%, 09/01/11                                          1,000       1,111
  Precision Castparts
   8.750%, 03/15/05                                          1,775       1,778
  Systems 2001 Asset Trust
   6.664%, 09/15/13                                            608         663
                                                                     ---------
                                                                         5,062
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 1.6%
  Colonial Properties Trust
   4.750%, 02/01/10                                          1,000         993
  Equity Office Properties Trust
   4.750%, 03/15/14                                          2,495       2,413
  Federal Realty Investors Trust MTN
   6.990%, 03/10/06                                          2,550       2,614
  Istar Financial
   5.125%, 04/01/11                                          1,710       1,707
                                                                     ---------
                                                                         7,727
--------------------------------------------------------------------------------
TECHNOLOGY -- 0.3%
  Compaq Computer
   7.650%, 08/01/05                                          1,420       1,446
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 2.3%
  British Telecommunications
   8.375%, 12/15/10                                          1,150       1,358
  Cox Communications 144A (A)
   5.450%, 12/15/14                                          2,350       2,358
  Deutsche Telecom
   8.500%, 06/15/10                                          1,970       2,317
  Sprint Capital
   8.375%, 03/15/12                                          1,150       1,378
  Telecom Italia Capital #
   5.250%, 11/15/13                                          2,295       2,318
  Verizon Global Funding
   6.875%, 06/15/12                                          1,050       1,181
                                                                     ---------
                                                                        10,910
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.3%
  Union Pacific
   6.125%, 01/15/12                                          1,295       1,397
--------------------------------------------------------------------------------
UTILITIES -- 0.8%
  Dominion Resources #
   4.125%, 02/15/08                                          1,755       1,749
  Public Service of Colorado
   5.500%, 04/01/14                                          1,270       1,325
   4.375%, 10/01/08                                            855         857
                                                                     ---------
                                                                         3,931
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $138,891)                                  140,045
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                             Par        Value
                                                            (000)       (000)
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 10.4%
AUTOMOTIVE -- 4.8%
  AESOP Funding II LLC,
   Series 2002-1A, Cl A
   3.850%, 10/20/06                                        $ 3,100   $   3,112
  Daimler Chrysler Auto Trust,
   Series 2002-A, Cl A4
   4.490%, 10/06/08                                          9,789       9,852
  Daimler Chrysler Auto Trust,
   Series 2004-A, Cl A3
   2.000%, 12/08/07                                          4,500       4,432
  Honda Automobile Receivables
   Owner Trust, Series 2005-1, Cl A3
   3.530%, 10/21/08                                          3,500       3,481
  World Omni Auto Receivables Trust,
   Series 2001-B, Cl A4
   4.490%, 08/20/08                                          1,870       1,879
                                                                     ---------
                                                                        22,756
--------------------------------------------------------------------------------
CREDIT CARDS -- 2.1%
  Chase Credit Card Master Trust,
   Series 2001-6, Cl A
   2.610%, 03/16/09                                          3,300       3,309
  Citibank Credit Card Issuance Trust,
   Series 2001-A2, Cl A2
   2.330%, 02/07/08                                          5,400       5,410
  MBNA Master Credit Card Trust,
   Series 2001-A, Cl A
   2.630%, 07/15/08                                          1,500       1,503
                                                                     ---------
                                                                        10,222
--------------------------------------------------------------------------------
MORTGAGE RELATED -- 1.1%
  Mellon Residential Funding,
   Series 2001-HEIL, Cl A4
   6.615%, 02/25/21                                          4,779       4,856
  Saxon Asset Securities Trust,
   Series 1999-3, Cl AF6
   8.005%, 02/25/30                                            271         273
   7.525%, 06/25/14                                             25          26
                                                                     ---------
                                                                         5,155
--------------------------------------------------------------------------------
UTILITIES -- 2.4%
  Pennsylvania Power & Light,
   Transition Bond, Series 1999-1, Cl A6
   6.960%, 12/26/07                                          4,600       4,680
  PSE&G Transition Funding LLC,
   Series 2001-1, Cl A8
   6.890%, 12/15/17                                          6,000       6,961
                                                                     ---------
                                                                        11,641
--------------------------------------------------------------------------------

Total Asset Backed Securities (Cost $49,738)                            49,774
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.1%
  MBNA Credit Card Master Note,
   Series 2002-A1, Cl A1 (B)
   4.950%, 06/15/09                                          4,000       4,089

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA INTERMEDIATE BOND FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                             Par        Value
                                                            (000)       (000)
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- CONTINUED
COLLATERALIZED MORTGAGE OBLIGATIONS -- CONTINUED
  Midland Realty Acceptance,
   Series 1996-C2, Cl A2
   7.233%, 01/25/29                                        $   372   $     383
  Prudential Securities Secured Financing,
   Series 1998-C1, Cl A1 A3
   6.350%, 09/15/07                                            573         579
  Vendee Mortgage Trust, Series 1999-2, Cl ID
   6.500%, 12/15/24                                             14          14
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations
  (Cost $5,136)                                                          5,065
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 9.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 2.2%
   8.250%, 06/01/06                                              1           1
   7.570%, 05/25/28                                             15          15
   5.500%, 01/01/07                                            402         412
   4.000%, 09/15/19                                          5,700       5,249
   3.500%, 05/01/11 to 01/15/18                              5,038       4,883
                                                                     ---------
                                                                        10,560
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 6.1%
   6.000%, 08/01/34                                             54          56
   6.000%, 03/01/35 TBA                                      9,500       9,746
   5.500%, 10/01/09                                             17          17
   5.000%, 06/01/34                                             88          86
   5.000%, 03/01/35 TBA                                     14,150      13,947
   4.000%, 09/01/13                                          5,163       5,115
                                                                     ---------
                                                                        28,967
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.4%
   9.000%, 09/15/08 to 05/15/16                                239         255
   4.500%, 02/16/22                                          5,035       4,808
   4.000%, 01/16/30                                          1,933       1,908
                                                                     ---------
                                                                         6,971
--------------------------------------------------------------------------------

Total U.S. Government Mortgage-Backed Obligations
  (Cost $46,440)                                                        46,498
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 23.0%
FEDERAL HOME LOAN BANK -- 16.0%
   3.375%, 09/14/07#                                        14,635      14,485
   3.250%, 08/11/06                                         28,785      28,660
   2.875%, 05/22/06                                          6,870       6,819
   2.625%, 10/16/06                                          2,715       2,673
   2.596%, 05/10/05 DN ++ #                                 24,000      23,878
                                                                     ---------
                                                                        76,515
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.2%
   2.647%, 05/10/05 DN ++ #                                  1,000         995
   2.125%, 11/15/05                                             25          25
                                                                     ---------
                                                                         1,020
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                      Number of Shares/  Value
                                                          Par (000)      (000)
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 6.8%
   7.250%, 01/15/10                                        $ 2,420   $   2,733
   5.250%, 04/15/07#                                        27,960      28,780
   4.375%, 09/15/12#                                         1,045       1,036
                                                                     ---------
                                                                        32,549
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations
  (Cost $110,642)                                                      110,084
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 29.6%
U.S. TREASURY NOTES -- 29.6%
   6.500%, 02/15/10#                                        37,415      41,586
   4.750%, 05/15/14#                                        15,910      16,384
   3.875%, 05/15/09#                                        13,645      13,634
   3.500%, 11/15/06#                                        45,525      45,523
   3.250%, 08/15/08#                                        22,600      22,191
   1.625%, 03/31/05#                                         1,845       1,844
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $142,543)                        141,162
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 1.1%
  Armada Advantage Institutional Money
   Market Fund, Class I+                                 5,315,113       5,315
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund
  (Cost $5,315)                                                          5,315
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 104.2% (Cost $498,705)*                                497,943
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 44.7% COMMERCIAL PAPER -- 2.1%
  Countrywide Home Loans
   2.690% 03/01/05                                         $ 9,999       9,999
--------------------------------------------------------------------------------
FLOATING RATE NOTES -- 6.8%
  Credit Suisse First Boston
   2.695%, 08/17/05                                          5,000       5,000
  First Tennessee Bank
   2.580%, 06/07/05                                         10,000      10,000
  Lehman Brothers
   2.715%, 05/16/05                                          5,000       5,000
  Morgan Stanley
   2.700%, 08/19/05                                         12,500      12,500
                                                                     ---------
                                                                        32,500
--------------------------------------------------------------------------------
MASTER NOTES -- 3.7%
  Bank of America
   2.705%, 04/01/05                                         10,000      10,000
  Bear Stearns
   2.775%, 03/02/05                                          7,500       7,500
                                                                     ---------
                                                                        17,500
--------------------------------------------------------------------------------

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA INTERMEDIATE BOND FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                             Par        Value
                                                            (000)       (000)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED
SECURITIES -- CONTINUED
REPURCHASE AGREEMENTS -- 32.1%
  Bank of America
   2.680%, 03/01/05                                        $11,000   $  11,000
  Bear Stearns
   2.720%, 03/01/05                                         60,000      60,000
  Dresdner Securities
   2.680%, 03/01/05                                         40,000      40,000
  Lehman Brothers
   2.695%, 03/01/05                                         42,343      42,343
                                                                     ---------
                                                                       153,343
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $213,342)                                213,342
--------------------------------------------------------------------------------

Total Investments -- 148.9% (Cost $712,047)                            711,285
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (48.9)%                                (233,484)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                            $477,801
--------------------------------------------------------------------------------
* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $498,705.
     GROSS UNREALIZED APPRECIATION (000)            $ 2,490
     GROSS UNREALIZED DEPRECIATION (000)             (3,252)
                                                    -------
     NET UNREALIZED DEPRECIATION (000)              $  (762)
                                                    =======

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN IS (000) $208,719.
+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
++ EFFECTIVE YIELD AT PURCHASE DATE.
(A) SECURITY EXEMPT FROM  REGISTRATION  UNDER RULE 144A OF THE SECURITIES ACT OF
    1933.   THESE   SECURITIES  MAY  BE  RESOLD  IN  TRANSACTIONS   EXEMPT  FROM
    REGISTRATION,  NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
(B) VARIABLE RATE SECURITY -- RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON FEBRUARY 28, 2005.
CL -- CLASS
DN -- DISCOUNT NOTE
LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE
TBA -- TO BE ANNOUNCED


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL RETURN SWAP:
                                                     NOTIONAL      UNREALIZED
                                     EXPIRATION       AMOUNT      DEPRECIATION
                                        DATE           (000)          (000)
                                     ----------      --------     ------------
Receive monthly total return
  on Lehman Brothers
  CMBS AAA 8.5+ Index
  and pay monthly a floating
  rate based on 1-month
  LIBOR minus 30 basis points
  with Lehman Brothers, Inc.           May 2005        $21,000        $(327)

$37,000 IS HELD BY THE BROKER AS COLLATERAL TO COVER MARGIN REQUIREMENTS FOR THE ABOVE TOTAL RETURN SWAP.

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF THE TOTAL RETURN SWAP HAVE BEEN SEGREGATED ON THE BOOKS OF THE FUND.

SEE NOTES  FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA LIMITED MATURITY BOND FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                             Par        Value
                                                            (000)       (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 22.3%
AUTOMOTIVE -- 0.6%
  Ford Motor
   7.600%, 08/01/05                                        $ 1,475   $   1,499
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 1.4%
  Kroger
   7.625%, 09/15/06                                          1,450       1,527
  Safeway
   6.150%, 03/01/06                                          1,000       1,024
   2.500%, 11/01/05                                            960         953
                                                                     ---------
                                                                         3,504
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 1.5%
  Clear Channel Communications
   3.125%, 02/01/07                                          1,650       1,615
  Time Warner
   7.750%, 06/15/05                                            600         608
   6.125%, 04/15/06                                          1,000       1,025
  Walt Disney MTN
   5.500%, 12/29/06                                            500         514
                                                                     ---------
                                                                         3,762
--------------------------------------------------------------------------------
FINANCIALS -- 15.3%
  Allstate Life Global Funding Trusts MTN
   3.850%, 01/25/08                                          1,000         992
  Bank of America
   6.625%, 08/01/07                                          1,525       1,610
  Bear Stearns
   6.500%, 05/01/06                                          2,573       2,655
  CIT Group
   3.650%, 11/23/07                                          1,170       1,151
  Citicorp
   7.000%, 07/01/07                                            970       1,033
  Citigroup (A)
   2.803%, 11/01/07                                          2,000       2,003
  Credit Suisse First Boston #
   5.875%, 08/01/06                                          3,000       3,088
  First Union
   7.125%, 10/15/06                                            250         263
  General Electric Capital #
   5.000%, 06/15/07                                          2,500       2,554
  Goldman Sachs Group
   2.850%, 10/27/06                                          2,245       2,210
  Goldman Sachs Group 144A (B)
   7.200%, 11/01/06                                          1,000       1,053
  Household Finance
   7.200%, 07/15/06                                            500         523
   6.400%, 06/17/08                                          1,600       1,705
  International Lease Finance
   3.125%, 05/03/07                                          3,275       3,211
  John Deere Capital
   5.875%, 04/06/06                                          2,100       2,148
  JP Morgan Chase
   6.375%, 04/01/08                                          3,350       3,557
  Lehman Brothers
   7.625%, 06/01/06                                            468         490


--------------------------------------------------------------------------------
                                                             Par        Value
                                                            (000)       (000)
--------------------------------------------------------------------------------
  MBNA
   6.250%, 01/17/07                                        $ 1,750   $   1,817
  Morgan Stanley
   3.625%, 04/01/08                                          2,250       2,213
  SLM, Series A MTN #
   3.500%, 09/30/06                                          1,635       1,627
  US Bancorp
   6.875%, 09/15/07                                            715         761
  Wachovia
   7.800%, 09/15/06                                          1,000       1,063
   6.875%, 09/15/05                                            710         723
                                                                     ---------
                                                                        38,450
--------------------------------------------------------------------------------
HEALTHCARE -- 0.7%
  Anthem
   3.500%, 09/01/07                                          1,650       1,626
--------------------------------------------------------------------------------
INSURANCE -- 0.6%
  Aegon NV
   8.000%, 08/15/06                                          1,470       1,554
--------------------------------------------------------------------------------
REAL ESTATE -- 0.3%
  EOP Operating LP
   8.375%, 03/15/06                                            635         665
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.4%
  Istar Financial (A)
   3.238%, 03/03/08                                          1,000       1,003
--------------------------------------------------------------------------------
TECHNOLOGY -- 1.1%
  Compaq Computer
   7.650%, 08/01/05                                          1,550       1,578
  Computer Science
   6.750%, 06/15/06                                          1,200       1,245
                                                                     ---------
                                                                         2,823
--------------------------------------------------------------------------------
UTILITIES -- 0.4%
  Northern States Power
   2.875%, 08/01/06                                          1,030       1,016
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $56,510)                                    55,902
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 21.9%
AUTOMOTIVE -- 12.0%
  AESOP Funding II LLC, Series 2002-1A, Cl A
   3.850%, 10/20/06                                          1,450       1,456
  Bank One Auto Securitization Trust,
   Series 2003-1, Cl A3
   1.820%, 09/20/07                                          3,365       3,329
  Capital Auto Receivables Asset Trust,
   Series 2003-3, Cl A3A
   2.960%, 01/15/08                                          5,000       4,937
  Chase Manhattan Auto Owner Trust,
   Series 2002-A, Cl A4
   4.240%, 09/15/08                                          2,994       3,013
  Ford Credit Automotive Owner Trust,
   Series 2003-B, Cl A4
   2.410%, 08/15/07                                          4,425       4,363

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS

ARMADA LIMITED MATURITY BOND FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                             Par        Value
                                                            (000)       (000)
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- CONTINUED
AUTOMOTIVE -- CONTINUED
  Honda Auto Receivables Owner Trust,
   Series 2003-3, Cl A3
   2.140%, 04/23/07                                        $ 5,250   $   5,212
  Morgan Stanley Auto Loan Trust,
   Series 2003, Cl HB1
   2.170%, 04/15/11                                          4,800       4,686
  USAA Auto Owner Trust, Series 2004-1,
   Cl A3
   2.060%, 04/15/08                                          1,000         985
  World Omni Auto Receivables Trust,
   Series 2001-B, Cl A4
   4.490%, 08/20/08                                          2,235       2,245
                                                                     ---------
                                                                        30,226
--------------------------------------------------------------------------------
CREDIT CARDS -- 3.9%
  Citibank Credit Card Issuance Trust,
   Series 2004, Cl A1
   2.550%, 01/20/09                                          5,000       4,883
  MBNA Credit Card Master Note Trust,
   Series 2001-A1, Cl A1
   5.750%, 10/15/08                                          4,670       4,790
                                                                     ---------
                                                                         9,673
--------------------------------------------------------------------------------
MORTGAGE RELATED -- 6.0%
  Bear Stearns, Series 1999-2, Cl AF2 (C)
   7.910%, 10/25/29                                            366         386
  Chase Funding Mortgage Loan Trust,
   Series 2003-2, Cl 1A3
   2.864%, 12/25/24                                          3,726       3,713
  Chase Funding Mortgage Loan,
   Series 2002-2, Cl A4
   4.877%, 08/25/28                                          1,881       1,889
  CitiFinancial Mortgage Securities,
   Series 2003-1, Cl AF2 (C)
   2.948%, 01/25/33                                            950         949
  GE Capital Mortgage Services,
   Series 1999-HE1, Cl A7
   6.265%, 04/25/29                                          1,164       1,192
  Mellon Residential Funding,
   Series 2001-HEIL, Cl A4 (C)
   6.615%, 02/25/21                                          2,987       3,035
  Morgan Keegan & Associates (A)
   6.475%, 04/25/09                                             67          70
  Residential Asset Securities Trust,
   Series 2003-KS7, Cl AI3
   3.372%, 11/25/28                                          3,000       2,988
  Saxon Asset Securities Trust,
   Series 1999-3, Cl AF6
   8.005%, 02/25/30                                            812         820
                                                                     ---------
                                                                        15,042
--------------------------------------------------------------------------------

Total Asset Backed Securities (Cost $55,646)                            54,941
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                             Par        Value
                                                            (000)       (000)
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 16.1%
  Bank of America Mortgage Securities,
   Series 2003-A, Cl 2A1
   3.983%, 02/25/33                                        $   822   $     818
  Bank of America Mortgage Securities,
   Series 2003-E, Cl 2A1
   4.033%, 06/25/33                                          1,722       1,709
  Chase Mortgage Finance, Series 2003-S4,
   Cl 2A2
   5.000%, 04/25/18                                          1,989       2,015
  Countrywide Home Loans,
   Series 2004-Hyb4, Class 3A (A)
   4.628%, 09/20/34                                          2,302       2,303
  Fannie Mae Series, 2003-109, Class- CX
   4.000%, 07/25/16                                          4,482       4,439
  Fannie Mae Series, 2003-17, Class QL
   4.000%, 05/25/22                                          2,500       2,490
  Fannie Mae, Series 2003-119, Cl XB
   4.000%, 09/25/14                                          5,500       5,503
  Fannie Mae, Series 2003-36, Cl OL
   3.000%, 07/25/22                                          5,000       4,921
  Freddie Mac, Series 2492, Cl A
   5.250%, 05/15/29                                          1,854       1,870
  Golden National Mortgage Asset Backed
   Certificate, Series 1998-GN1, Cl A
   7.110%, 08/25/27                                              1           1
  Prudential Securities Secured Financing,
   Series 1998-C1, Cl A1 A3
   6.350%, 09/15/07                                          1,026       1,036
  Residential Accredit Loans,
   Series 2002-QS4, Cl A2
   6.250%, 03/25/17                                            148         149
  Residential Funding Mortgage Securities,
   Series 2003-S11, Cl A7
   3.500%, 06/25/18                                          2,798       2,754
  Structured Asset Securities
   Series, 2003-1, Cl 2A1
   6.000%, 02/25/18                                          3,037       3,125
  Vendee Mortgage Trust, Series 2003-2, Cl B
   5.000%, 02/15/19                                          2,407       2,421
  Washington Mutual, Series 2002-S8, Cl 2A1
   4.500%, 01/25/18                                          1,140       1,143
  Washington Mutual, Series 2003-AR7,
   Cl A3 (A)
   2.591%, 08/25/33                                            393         392
  Wells Fargo MBS Trust, Series 2003-11, Cl A1
   3.500%, 10/25/18                                          3,348       3,304

--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations
  (Cost $40,788)                                                        40,393
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.2%
  First Union-Lehman Brothers-Bank of America,
   Series 1998-C2, Cl A1
   6.280%, 11/18/35                                            493         493
--------------------------------------------------------------------------------

Total Commercial Mortgage-Backed Securities
  (Cost $525)                                                              493
--------------------------------------------------------------------------------

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA LIMITED MATURITY BOND FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                             Par        Value
                                                            (000)       (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 20.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 6.9%
   7.570%, 05/25/28(C)                                     $    63   $      64
   5.500%, 01/01/07 to 06/01/10                              2,065       2,105
   5.000%, 10/01/09 to 06/15/15                              2,982       3,022
   4.500%, 03/15/11                                          3,958       3,989
   4.000%, 08/01/08                                          5,277       5,281
   3.500%, 09/01/08                                          2,865       2,808
                                                                     ---------
                                                                        17,269
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 13.0%
   7.500%, 07/01/08                                            102         106
   5.500%, 10/01/09 to 09/01/17                              5,365       5,480
   5.000%, 11/01/12                                          2,564       2,609
   4.945%, 07/01/34                                          4,504       4,563
   4.654%, 11/01/32(A)                                       1,393       1,409
   4.390%, 10/01/33(A)                                       2,320       2,335
   4.000%, 08/01/13 to 09/25/17                              9,433       9,373
   4.000%, 08/01/33(A)                                       3,187       3,180
   3.500%, 12/25/16                                          3,459       3,454
                                                                     ---------
                                                                        32,509
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.0%
   6.000%, 02/16/29                                            700         707
   4.500%, 12/16/29 to 03/20/32                              1,900       1,897
                                                                     ---------
                                                                         2,604
--------------------------------------------------------------------------------

Total U.S. Government Mortgage-Backed Obligations
  (Cost $52,728)                                                        52,382
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.1%
FEDERAL HOME LOAN BANK -- 3.5%
   3.500%, 11/15/07#                                         8,230       8,146
   3.250%, 08/11/06                                            745         742
                                                                     ---------
                                                                         8,888
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 3.6%
   5.250%, 04/15/07#                                         7,520       7,740
   4.375%, 10/15/06#                                           680         688
   3.250%, 11/15/07#                                           560         551
                                                                     ---------
                                                                         8,979
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations
  (Cost $18,060)                                                        17,867
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 10.4%
U.S. TREASURY NOTES -- 10.4%
   2.750%, 08/15/07#                                        19,580      19,166
   2.625%, 11/15/06#                                         7,000       6,899
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $26,536)                          26,065
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                      Number of Shares/  Value
                                                          Par (000)      (000)
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 1.2%
  Armada Money Market Fund, Class I+                     3,101,634   $   3,102
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $3,102)                         3,102
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 100.1% (Cost $253,895)*                                251,145
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 16.1% FLOATING RATE NOTES -- 4.0%
  First Tennessee Bank
   2.580%, 06/07/05                                        $ 5,000       5,000
  Lehman Brothers
   2.715%, 05/16/05                                          5,000       5,000
                                                                     ---------
                                                                        10,000
--------------------------------------------------------------------------------
MASTER NOTE -- 2.0%
  Bear Stearns
   2.775%, 03/02/05                                          5,000       5,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 10.1%
  Lehman Brothers
   2.695%, 03/01/05                                         25,472      25,472
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $40,472)                                  40,472
--------------------------------------------------------------------------------

Total Investments -- 116.2% (Cost $294,367)                            291,617
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (16.2)%                                  (40,674)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                            $250,943
--------------------------------------------------------------------------------
* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $253,895.
     GROSS UNREALIZED APPRECIATION (000)            $   163
     GROSS UNREALIZED DEPRECIATION (000)             (2,913)
                                                    -------
     NET UNREALIZED DEPRECIATION (000)              $(2,750)
                                                    =======

# SECURITY FULLY OR PARTIALLY ON LOAN.  TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $39,619.
+ PURSUANT  TO  AN  EXEMPTIVE  ORDER  ISSUED BY THE SEC,  THE FUND MAY INVEST IN
  AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
(A) VARIABLE RATE SECURITY -- RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON FEBRUARY 28, 2005.
(B) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
(C) STEPPED COUPON BOND
CL -- CLASS
LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE

SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA TOTAL RETURN ADVANTAGE FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                             Par       Value
                                                            (000)      (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 29.3%
AUTOMOTIVE -- 1.3%
  Ford Motor
   7.375%, 10/28/09                                        $   675    $    709
   6.375%, 02/01/29                                          1,675       1,474
  General Motors
   8.000%, 11/01/31                                          2,000       2,012
                                                                      --------
                                                                         4,195
--------------------------------------------------------------------------------
BASIC MATERIALS -- 0.8%
  Abitibi-Consolidated
   8.850%, 08/01/30                                            800         798
  Terex
   9.250%, 07/15/11                                            390         437
  Weyerhaeuser
   6.876%, 12/15/33                                          1,255       1,430
                                                                      --------
                                                                         2,665
--------------------------------------------------------------------------------
CABLE -- 0.2%
  Comcast Cable Communications #
   7.125%, 06/15/13                                            725         829
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 0.7%
  KB Home & Broad Home
   6.375%, 08/15/11                                            810         860
  Yum! Brands
   7.650%, 05/15/08                                          1,225       1,346
                                                                      --------
                                                                         2,206
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 1.1%
  Bunge Limited
   5.875%, 05/15/13                                          1,000       1,057
  Dole Foods
   8.875%, 03/15/11                                            250         272
  ITT Industries
   7.375%, 11/15/15                                            660         760
  Kroger #
   6.750%, 04/15/12                                          1,550       1,726
                                                                      --------
                                                                         3,815
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 2.2%
  Clear Channel Communications
   5.750%, 01/15/13                                          1,575       1,600
  Entravision Communications
   8.125%, 03/15/09                                            310         332
  Lin Television
   6.500%, 05/15/13                                            255         261
  Mandalay Resort Group
   6.500%, 07/31/09                                            250         264
   6.375%, 12/15/11                                            350         367
  MGM Mirage
   8.375%, 02/01/11                                            800         900
  News America 144A (A)
   6.200%, 12/15/34                                          1,450       1,501
  Park Place Entertainment
   7.500%, 09/01/09                                            500         557
  Station Casinos
   6.500%, 02/01/14                                            800         840


--------------------------------------------------------------------------------
                                                             Par       Value
                                                            (000)      (000)
--------------------------------------------------------------------------------
  Wynn Resorts Ltd 144A (A)
   6.625%, 12/01/14                                        $   700    $    702
                                                                      --------
                                                                         7,324
--------------------------------------------------------------------------------
ENERGY -- 1.4%
  Duke Energy #
   5.625%, 11/30/12                                            500         524
  Kinder Morgan #
   6.500%, 09/01/12                                          1,310       1,432
  Sunoco Logistics Partners Operations
   7.250%, 02/15/12                                            800         899
  XTO Energy
   6.250%, 04/15/13                                            350         381
   4.900%, 02/01/14                                          1,530       1,523
                                                                      --------
                                                                         4,759
--------------------------------------------------------------------------------
FINANCIALS -- 12.9%
  American General Finance #
   3.875%, 10/01/09                                          1,310       1,277
  Associates
   6.875%, 11/15/08                                          1,093       1,190
  Bank of America
   7.800%, 09/15/16                                            825       1,008
  Bear Stearns
   7.625%, 12/07/09                                          2,459       2,786
  Cit Group Holdings #
   7.750%, 04/02/12                                          1,395       1,633
  Citigroup
   7.250%, 10/01/10                                          1,185       1,341
  First Union
   7.800%, 08/18/10                                          2,000       2,311
  Fleet Boston Financial
   6.500%, 03/15/08                                          2,775       2,950
  General Electric Capital
   6.750%, 03/15/32                                          2,300       2,718
  General Motors Acceptance Corporation
   6.750%, 12/01/14                                            250         241
  Goldman Sachs
   6.600%, 01/15/12                                          1,840       2,035
  Household Finance #
   4.750%, 07/15/13                                          1,500       1,482
   4.125%, 11/16/09                                            750         739
  International Lease Finance
   4.750%, 01/13/12                                          1,845       1,826
  JP Morgan Chase
   6.625%, 03/15/12                                          1,600       1,774
   5.125%, 09/15/14                                          1,235       1,245
  Key Bank
   5.800%, 07/01/14                                            920         970
  Lehman Brothers Holdings
   7.000%, 02/01/08                                          2,000       2,152
   6.625%, 02/15/08                                          1,000       1,063
  MBIA
   5.700%, 12/01/34                                            985         995
  MBNA
   6.125%, 03/01/13                                          1,595       1,705
  Merrill Lynch
   6.000%, 02/17/09                                          1,725       1,827

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA TOTAL RETURN ADVANTAGE FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                             Par       Value
                                                            (000)      (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
FINANCIALS -- CONTINUED
  Morgan Stanley Dean Witter #
   5.300%, 03/01/13                                        $ 1,645    $  1,690
  SLM
   5.375%, 05/15/14                                          1,000       1,029
  Wells Fargo (D)
   4.739%, 07/25/34                                          4,000       3,870
  WR Berkley
   6.150%, 08/15/19                                            835         856
                                                                      --------
                                                                        42,713
--------------------------------------------------------------------------------
INDUSTRIALS -- 2.1%
  D.R. Horton
   9.375%, 03/15/11                                             50          55
   6.875%, 05/01/13                                            710         781
  Kennametal
   7.200%, 06/15/12                                            860         968
  Lear
   8.110%, 05/15/09                                            550         617
  Lear 144A (A)
   5.750%, 08/01/14                                          1,000       1,013
  Magellan Midstream Partners
   6.450%, 06/01/14                                            880         946
  Packaging Corp of America
   5.750%, 08/01/13                                          1,490       1,520
  Stone Container
   9.250%, 02/01/08                                            365         404
  Systems 2001 Asset Trust
   6.664%, 09/15/13                                            500         545
                                                                      --------
                                                                         6,849
--------------------------------------------------------------------------------
REAL ESTATE -- 0.5%
  Hovnanian Enterprises 144A (A)
   6.250%, 01/15/15                                            815         840
  Pulte Homes
   6.375%, 05/15/33                                            860         870
                                                                      --------
                                                                         1,710
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.8%
  Equity Office Properties Trust
   4.750%, 03/15/14                                          1,000         967
  Host Marriott
   7.125%, 11/01/13                                            400         427
  Istar Financial
   7.700%, 07/15/17                                            700         800
   6.000%, 12/15/10                                            500         521
                                                                      --------
                                                                         2,715
--------------------------------------------------------------------------------
SOVEREIGN AGENCY -- 0.1%
  Aid-Israel
   5.500%, 04/26/24                                            255         272
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 3.0%
  British Telecom
   8.875%, 12/15/30                                          1,000       1,371


--------------------------------------------------------------------------------
                                                             Par       Value
                                                            (000)      (000)
--------------------------------------------------------------------------------
  Cox Communications 144A (A)
   5.450%, 12/15/14                                        $ 1,650    $  1,655
  Deutsche Telecom
   8.500%, 06/15/10                                          1,080       1,270
  DIRECTV Group
   8.375%, 03/15/13                                            400         454
  GTE
   6.940%, 04/15/28                                          2,000       2,241
  Sprint Capital
   8.375%, 03/15/12                                          1,285       1,540
  Telecom Italia Capital #
   5.250%, 11/15/13                                          1,360       1,374
                                                                      --------
                                                                         9,905
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.2%
  FedEx
   6.720%, 01/15/22                                          1,421       1,616
  Overseas Shipholding
   8.750%, 12/01/13                                            480         542
  Union Pacific
   6.625%, 02/01/29                                            980       1,102
   3.625%, 06/01/10                                            645         615
                                                                      --------
                                                                         3,875
--------------------------------------------------------------------------------
UTILITIES -- 1.0%
  AEP Texas Central
   6.650%, 02/15/33                                            965       1,088
  Dominion Resources #
   6.750%, 12/15/32                                          1,258       1,412
  Public Service of Colorado
   4.375%, 10/01/08                                            710         712
                                                                      --------
                                                                         3,212
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $93,891)                                    97,044
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 6.2%
AUTOMOTIVE -- 2.5%
  AESOP Funding II LLC,
   Series 2002-1A, Cl A
   3.850%, 10/20/06                                          2,000       2,008
  Daimler Chrysler Auto Trust,
   Series 2002-A,
   Cl A4 4.490%, 10/06/08                                    6,229       6,270
                                                                      --------
                                                                         8,278
--------------------------------------------------------------------------------
CREDIT CARDS -- 2.0%
  Chase Credit Card Master Trust,
   Series 2001-6, Cl A (D)
   2.610%, 03/16/09                                          2,200       2,206
  Citibank Credit Card Issuance Trust,
   Series 2001-A2, Cl A2 (D)
   2.890%, 02/07/08                                          3,500       3,506
  MBNA Master Credit Card Trust,
   Series 2001-A, Cl A (D)
   2.740%, 07/15/08                                          1,000       1,002
                                                                      --------
                                                                         6,714
--------------------------------------------------------------------------------

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA TOTAL RETURN ADVANTAGE FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                             Par       Value
                                                            (000)      (000)
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- CONTINUED
MORTGAGE RELATED -- 0.0%
  Saxon Asset Securities Trust,
   Series 1999-3, Cl AF6
   7.525%, 06/25/14                                        $   102    $    102
--------------------------------------------------------------------------------
OTHER -- 1.7%
  Atlantic City Electric Transition Funding LLC,
   Series 2002-1, Cl A4
   5.550%, 10/20/23                                          3,175       3,330
  Railcar Leasing LLC, Series 1, Cl A1
   6.750%, 07/15/06                                          2,054       2,100
                                                                      --------
                                                                         5,430
--------------------------------------------------------------------------------

Total Asset Backed Securities (Cost $20,308)                            20,524
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.6%
  Fannie Mae, Series 2003-69, Cl PM
   3.500%, 07/25/33                                          4,384       3,850
  Fannie Mae, Series 2004-86, Cl ZA
   4.500%, 11/25/34                                          6,294       5,105
  First Horizon Mortgage Trust,
   Series 2004-4, Cl 2A3
   4.500%, 07/25/19                                          4,294       4,045
  Freddie Mac, Series 2699, Cl TC
   4.000%, 11/15/18                                          9,500       8,726
  Residential Funding Mortgage Securities,
   Series 2004-S6, Cl 3A2
   4.500%, 06/25/19                                          7,200       6,607
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations
  (Cost $27,394)                                                        28,333
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 1.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.3%
   8.750%, 05/01/08                                             --*         --*
   7.500%, 12/01/10                                              4           5
   5.500%, 01/01/34                                          4,330       4,374
                                                                      --------
                                                                         4,379
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.2%
   5.500%, 12/01/06                                            537         543
--------------------------------------------------------------------------------

Total U.S. Government Mortgage-Backed Obligations
  (Cost $4,884)                                                          4,922
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 19.9%
FEDERAL HOME LOAN BANK -- 19.6%
   3.375%, 09/14/07#                                        14,085      13,940
   3.250%, 08/11/06                                         22,565      22,467
   2.875%, 05/22/06                                          2,355       2,337
   2.625%, 10/16/06                                         25,000      24,612
   2.000%, 02/13/06                                          1,670       1,650
                                                                      --------
                                                                        65,006
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.3%
   2.647%, 05/10/05++#                                       1,040       1,035
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations
  (Cost $66,605)                                                        66,041
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                    Number of Shares/   Value
                                                        Par (000)       (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 32.0%
U.S. TREASURY BONDS -- 9.6%
   6.250%, 08/15/23#                                       $27,040    $ 31,873
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 22.4%
   6.500%, 02/15/10#                                        30,985      34,439
   4.750%, 05/15/14#                                         4,760       4,902
   3.500%, 11/15/06#                                        15,080      15,080
   3.250%, 08/15/08#                                         5,000       4,909
   1.625%, 03/31/05 to 04/30/05#                            14,980      14,961
                                                                      --------
                                                                        74,291
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $106,330)                        106,164
--------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES -- 0.0%
  Thirty-Seventh FHA Insurance
   Project(B) (C)                                              121         121
--------------------------------------------------------------------------------

Total Non-Agency Mortgage-Backed Securities
  (Cost $121)                                                              121
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 2.0%
  Armada Advantage Institutional Money
   Market Fund, Class I+                                   6,456,227     6,456
--------------------------------------------------------------------------------
Total Affiliated Money Market Fund (Cost $6,456)                         6,456
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 99.5% (Cost $325,989)**                                329,605
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 40.4% COMMERCIAL PAPER -- 3.0%
  Countrywide Home Loans
   2.690% 03/01/05                                         $ 9,999       9,999
--------------------------------------------------------------------------------
FLOATING RATE NOTES -- 8.3%
  Credit Suisse First Boston
   2.695%, 08/17/05                                          5,002       5,002
  First Tennessee Bank
   2.580%, 06/07/05                                          4,999       4,999
  Lehman Brothers
   2.715%, 05/16/05                                          5,000       5,000
  Morgan Stanley
   2.700%, 08/19/05                                         12,500      12,500
                                                                      --------
                                                                        27,501
--------------------------------------------------------------------------------
MASTER NOTES -- 3.8%
  Bank of America
   2.705%, 04/01/05                                          5,000       5,000
  Bear Stearns
   2.705%, 03/02/05                                          7,500       7,500
                                                                      --------
                                                                        12,500
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 25.3%
  Bank of America
   2.680%, 03/01/05                                         12,000      12,000
  Bear Stearns
   2.745%, 03/01/05                                         15,000      15,000

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA TOTAL RETURN ADVANTAGE FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                             Par       Value
                                                            (000)      (000)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED
SECURITIES -- CONTINUED
REPURCHASE AGREEMENTS -- CONTINUED
  Dresdner Securities
   2.680%, 03/01/05                                        $30,000    $ 30,000
  Lehman Brothers
   2.695%, 03/01/05                                         26,797      26,797
                                                                      --------
                                                                        83,797
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $133,797)                                133,797
--------------------------------------------------------------------------------

Total Investments -- 139.9% (Cost $459,786)                            463,402
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (39.9)%                                 (132,055)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                            $331,347
--------------------------------------------------------------------------------
* PAR AND VALUE ARE LESS THAN $500.
** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $325,989.
     GROSS UNREALIZED APPRECIATION (000)            $5,078
     GROSS UNREALIZED DEPRECIATION (000)            (1,462)
                                                    ------
     NET UNREALIZED APPRECIATION (000)              $3,616
                                                    ======

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $131,112.
+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN
  AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
++ EFFECTIVE YIELD AT PURCHASE DATE.
(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
(B) ILLIQUID SECURITY -- TOTAL MARKET VALUE OF ILLIQUID SECURITY IS $120,924 AND REPRESENTS LESS THAN 0.1% OF NET ASSETS AS OF FEBRUARY 28, 2005.
(C) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES.
(D) VARIABLE RATE SECURITY -- RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON FEBRUARY 28, 2005.
CL -- CLASS
DN -- DISCOUNT NOTE
FHA -- FEDERAL HOUSING AUTHORITY
LLC -- LIMITED LIABILITY COMPANY


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL RETURN SWAP:
                                                     NOTIONAL      UNREALIZED
                                     EXPIRATION       AMOUNT      DEPRECIATION
                                        DATE           (000)         (000)
                                     ----------      --------     ------------
Receive monthly total return
  on Lehman Brothers
  CMBS AAA 8.5+ Index
  and pay monthly a floating
  rate based on 1-month
  LIBOR minus 30 basis points
  with Lehman Brothers, Inc.          May 2005        $14,000        $(218)

$25,000 IS HELD BY THE BROKER AS COLLATERAL TO COVER MARGIN REQUIREMENTS FOR THE ABOVE TOTAL RETURN SWAP.

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF THE TOTAL RETURN SWAP HAVE BEEN SEGREGATED ON THE BOOKS OF THE FUND.

SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA ULTRA SHORT BOND FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                              Par      Value
                                                             (000)     (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 17.9%
AEROSPACE -- 0.4%
  Boeing Capital
   4.290%, 06/20/05                                         $  800    $    803
--------------------------------------------------------------------------------
AUTOMOTIVE -- 0.3%
  Ford Motor
   7.600%, 08/01/05                                            711         723
--------------------------------------------------------------------------------
BASIC MATERIALS -- 0.1%
  Weyerhaeuser
   5.500%, 03/15/05                                            150         150
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 0.4%
  Yum! Brands
   8.500%, 04/15/06                                            900         946
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 0.2%
  Safeway
   6.150%, 03/01/06                                            500         512
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 0.3%
  Time Warner
   7.750%, 06/15/05                                            700         709
--------------------------------------------------------------------------------
ENERGY -- 0.4%
  Consolidated Edison of New York
   6.625%, 12/15/05                                            875         897
--------------------------------------------------------------------------------
FINANCIALS -- 12.7%
  American General Finance
   7.250%, 05/15/05                                          1,000       1,009
  Bank of America
   6.500%, 03/15/06                                            500         514
  Bank One
   7.125%, 05/15/07                                          1,000       1,063
   7.000%, 07/15/05                                          1,175       1,192
  Bear Stearns
   6.500%, 05/01/06                                          2,000       2,064
  Caterpillar Financial Services
   4.690%, 04/25/05                                            680         682
  Chase Manhattan
   6.500%, 08/01/05                                            100         101
  Cit Group
   6.500%, 02/07/06                                          1,015       1,042
  Citigroup (A)
   2.803%, 11/01/07                                          2,160       2,163
  First Bank
   7.625%, 05/01/05                                            500         504
  Heller Financial
   6.375%, 03/15/06                                          3,875       3,982
  Household Finance
   7.250%, 05/15/06                                            500         520
   3.375%, 02/21/06                                          1,225       1,223
  International Lease Finance
   5.750%, 10/15/06                                            675         695
   4.000%, 01/17/06                                            241         242
  John Deere Capital #
   4.125%, 07/15/05                                          1,325       1,330
  JP Morgan Chase
   6.250%, 12/15/05                                            425         434


--------------------------------------------------------------------------------
                                                              Par      Value
                                                             (000)     (000)
--------------------------------------------------------------------------------
  KeyCorp
   4.625%, 05/16/05                                         $1,000    $  1,003
  Lehman Brothers Holdings
   6.625%, 02/05/06                                            980       1,007
  MBNA 144A (B)
   7.750%, 09/15/05                                            750         767
  Mellon Funding
   7.500%, 06/15/05                                            695         703
  Morgan Stanley Dean Witter
   6.100%, 04/15/06                                          2,425       2,489
  Norwest Financial
   7.500%, 04/15/05                                            500         503
  SLM, Series A #
   3.500%, 09/30/06                                            900         895
  Spears, Leads & Kellogg 144A (B)
   8.250%, 08/15/05                                          1,000       1,023
  US Bancorp
   6.875%, 09/15/07                                            245         261
  Wells Fargo
   6.750%, 10/01/06                                            650         681
                                                                      --------
                                                                        28,092
--------------------------------------------------------------------------------
INSURANCE -- 0.7%
  Aegon NV
   8.000%, 08/15/06                                          1,510       1,596
--------------------------------------------------------------------------------
REAL ESTATE -- 0.3%
  EOP Operating LP
   8.375%, 03/15/06                                            580         607
--------------------------------------------------------------------------------
TECHNOLOGY -- 1.4%
  Computer Sciences
   7.500%, 08/08/05                                          1,162       1,183
  Hewlett-Packard
   7.150%, 06/15/05                                          1,500       1,517
  Rockwell
   6.625%, 06/01/05                                            470         474
                                                                      --------
                                                                         3,174
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.7%
  CSX
   2.750%, 02/15/06                                            666         658
  Union Pacific
   7.600%, 05/01/05                                            750         755
                                                                      --------
                                                                         1,413
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $39,800)                                    39,622
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 30.4%
AUTOMOTIVE -- 12.2%
  Bank One Auto Securitization Trust,
   Series 2003-1, Cl A3
   1.820%, 09/20/07                                          3,854       3,813
  Capital Auto Receivables Asset Trust,
   Series 2003-1, Cl A3A
   2.750%, 04/16/07                                          3,200       3,184
  Chase Manhattan Automobile Owner Trust,
   Series 2001-B, Cl A4
   3.800%, 05/15/08                                          1,103       1,106

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA ULTRA SHORT BOND FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                              Par      Value
                                                             (000)     (000)
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- CONTINUED
AUTOMOTIVE -- CONTINUED
  Ford Credit Automotive Owner Trust,
   Series 2003-B, Cl A4
   2.410%, 08/15/07                                         $2,750    $  2,711
  Honda Auto Receivables Owner Trust,
   Series 2003-5, CI A3
   2.300%, 10/18/07                                          4,100       4,055
  Morgan Stanley Auto Loan Trust,
   Series 2003-HB1, Cl A1
   1.460%, 07/15/07                                          3,382       3,357
  Nissan Auto Receivables Owner Trust,
   Series 2005-A, Cl A3
   3.540%, 10/15/08                                          4,750       4,728
  World Omni Auto Receivables Trust,
   Series 2002-A, Cl A4
   4.050%, 07/15/09                                          4,000       4,021
                                                                      --------
                                                                        26,975
--------------------------------------------------------------------------------
CREDIT CARDS -- 9.4%
  American Express Credit Account Master Trust,
   Series 2001-1, Cl A (A)
   2.730%, 09/15/08                                          3,585       3,592
  Bank One Issuance Trust, Series 2002-A4,
   Cl A4
   2.940%, 06/16/08                                          3,400       3,394
  Bank One Issuance Trust, Series 2003-A2,
   Cl A2 (A)
   2.640%, 10/15/08                                          3,000       3,003
  Citibank Credit Card Issuance Trust,
   Series 2001-A6, Cl A
   5.650%, 06/16/08                                          2,500       2,562
  Citibank Credit Card Issuance Trust,
   Series 2003-A2, Cl A2
   2.700%, 01/15/08                                          3,500       3,480
  MBNA Credit Card Master Note Trust,
   Series 2001-A1, Cl A1
   5.750%, 10/15/08                                          4,700       4,821
                                                                      --------
                                                                        20,852
--------------------------------------------------------------------------------
MORTGAGE RELATED -- 6.4%
  Ameriquest Mortgage Securities,
   Series 2003-10, Cl AF3
   3.230%, 12/25/33                                          3,713       3,697
  Ameriquest Mortgage Securities,
   Series 2003-5, Cl A3
   3.027%, 07/25/33                                            400         399
  CitiFinancial Mortgage Securities,
   Series 2003-1, Cl AF2
   2.948%, 01/25/33                                            679         678
  Countrywide Asset-Backed Certificates,
   Series 2003-5, Cl AF3
   3.613%, 04/25/30                                          2,725       2,717
  Mellon Residential Funding,
   Series 2001-HEIL, Cl A4
   6.615%, 02/25/21                                          1,195       1,214
  Residential Asset Mortgage Products,
   Series 2004-Rs5, Cl AI1 (A)
   2.780%, 03/25/23                                          2,930       2,932


--------------------------------------------------------------------------------
                                                              Par      Value
                                                             (000)     (000)
--------------------------------------------------------------------------------
  Residential Asset Securities,
   Series 2003-KS10, Cl AI2
   2.710%, 05/25/26                                         $2,500    $  2,494
                                                                      --------
                                                                        14,131
--------------------------------------------------------------------------------
UTILITIES -- 2.4%
  Oncor Electric Delivery Transition Bond,
   Series 2003-1, Cl A1
   2.260%, 02/15/09                                          2,328       2,293
  Pennsylvania Power & Light, Transition Bond,
   Series 1999-1, Cl A6
   6.960%, 12/26/07                                          3,000       3,053
                                                                      --------
                                                                         5,346
--------------------------------------------------------------------------------

Total Asset Backed Securities (Cost $67,645)                            67,304
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 10.3%
  Bank of America Mortgage Securities,
   Series 2003-A, Cl 1A1
   3.234%, 02/25/33                                            149         151
  Fannie Mae, Series 2003-13, Cl PA
   4.250%, 10/25/16                                            513         513
  Fannie Mae, Series 2003-16, Cl PA
   4.500%, 11/25/09                                            843         846
  Fannie Mae, Series 2003-16, Cl PG
   3.500%, 11/25/09                                          2,343       2,343
  Fannie Mae, Series 2003-24, Cl PH
   4.000%, 11/25/09                                          1,171       1,173
  Fannie Mae, Series 2003-35, Cl MB
   4.500%, 06/25/13                                          4,000       4,017
  Fannie Mae, Series 2003-41, Cl YN
   4.000%, 05/25/17                                          1,351       1,352
  Freddie Mac, Series 2660, Cl MH
   3.500%, 05/15/18                                          1,685       1,682
  Freddie Mac, Series 2701, Cl OJ
   2.750%, 01/15/11                                          1,784       1,776
  Freddie Mac, Series 2707, Cl OK
   3.500%, 05/15/10                                          2,215       2,219
  Freddie Mac, Series 2708, Cl DA
   3.500%, 04/15/19                                          2,073       2,066
  GNMA, Series 2003-33, Cl NJ
   3.500%, 02/16/26                                          2,572       2,567
  Vendee Mortgage Trust, Series 1999-2, Cl 1J
   6.500%, 01/15/06                                          2,240       2,260
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations
  (Cost $23,108)                                                        22,965
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 8.7%
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 8.5%
   4.000%, 09/25/17                                          1,545       1,546
   3.750%, 09/25/11                                            605         606
   3.500%, 12/25/16                                          1,661       1,658
   2.375%, 02/15/07 #                                       15,495      15,093
                                                                      --------
                                                                        18,903
--------------------------------------------------------------------------------

ARMADA FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS


ARMADA ULTRA SHORT BOND FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                    Number of Shares/   Value
                                                        Par (000)       (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- CONTINUED
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.2%
   4.500%, 12/16/29                                        $   308    $    308
--------------------------------------------------------------------------------

Total U.S. Government Mortgage-Backed
  Obligations (Cost $19,414)                                            19,211
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 17.4%
FEDERAL HOME LOAN BANK -- 17.2%
   3.250%, 08/11/06                                         13,935      13,875
   2.000%, 02/13/06 #                                       24,500      24,202
                                                                      --------
                                                                        38,077
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.2%
   2.250%, 05/15/06                                            475         468
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $38,689)                38,545
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 14.1%
U.S. TREASURY NOTES -- 14.1%
   2.500%, 10/31/06 #                                        7,590       7,469
   1.875%, 11/30/05 #                                        8,775       8,698
   1.500%, 03/31/06 #                                       15,425      15,135

--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $31,470)                          31,302
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 0.9%
  Armada Money Market Fund, Class I+                     2,065,252       2,065
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund
  (Cost $2,065)                                                          2,065
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 99.7% (Cost $222,191)*                                 221,014
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                             Par       Value
                                                            (000)      (000)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 24.2% FLOATING RATE NOTE -- 2.3%
  Morgan Stanley
   2.695%, 08/19/05                                        $ 5,000    $  5,000
--------------------------------------------------------------------------------
MASTER NOTES -- 7.9%
  Bank of America
   2.705%, 04/01/05                                         10,000      10,000
  Bear Stearns
   2.775%, 03/02/05                                          7,500       7,500
                                                                      --------
                                                                        17,500
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 14.0%
  Bank of America
   2.680%, 03/01/05                                          2,000       2,000
  Lehman Brothers
   2.695%, 03/01/05                                         29,082      29,082
                                                                      --------
                                                                        31,082
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $53,582)                                  53,582
--------------------------------------------------------------------------------

Total Investments -- 123.9% (Cost $275,773)                            274,596
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (23.9)%                                  (52,955)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                            $221,641
--------------------------------------------------------------------------------
* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $222,191.
     GROSS UNREALIZED APPRECIATION (000)           $    41
     GROSS UNREALIZED DEPRECIATION (000)            (1,218)
                                                   -------
     NET UNREALIZED DEPRECIATION (000)             $(1,177)
                                                   =======

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $52,482.
+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON FEBRUARY 28, 2005, AND THE DATE REPORTED IS THE FINAL MATURITY DATE NOT THE NEXT RESET OR PUT DATE.
(B) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
CL -- CLASS

SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA TAX FREE BOND FUNDS
SCHEDULE OF INVESTMENTS


ARMADA INTERMEDIATE TAX EXEMPT BOND FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                              Par      Value
                                                             (000)     (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.4%
ALASKA -- 0.8%
  Anchorage (GO) (MBIA)
   5.000%, 07/01/14                                         $1,100    $  1,210
--------------------------------------------------------------------------------
ARIZONA -- 1.9%
  Maricopa County Industrial Development
   Authority, Madera Pointe Apartments
   Project (RB) (FSA) Series A
   5.300%, 06/01/06                                          1,000       1,020
  Tucson Street & Highway User Authority
   (RB) (MBIA) Series A
   7.000%, 07/01/11                                          1,500       1,814
                                                                      --------
                                                                         2,834
--------------------------------------------------------------------------------
CALIFORNIA -- 0.2%
  Foothill/Eastern Corridor Capital Appreciation
   (RB) (ETM) (FSA) (A)
   4.894%, 01/01/29                                          1,000         315
--------------------------------------------------------------------------------
COLORADO -- 0.0%
  Colorado Water Resource Power Development
   Authority (RB) Series A
   6.300%, 09/01/14                                             35          35
--------------------------------------------------------------------------------
CONNECTICUT -- 3.2%
  Connecticut (GO) Series B
   5.500%, 03/15/11                                          1,000       1,119
  Connecticut Clean Water Fund (RB)
   6.375%, 06/01/05                                          1,770       1,788
  Connecticut State Transportation
   Infrastructure (RB)
   5.375%, 09/01/08                                          1,700       1,838
                                                                      --------
                                                                         4,745
--------------------------------------------------------------------------------
DELAWARE -- 0.9%
  Delaware State Transportation System
   Authority (RB) (AMBAC)
   6.000%, 07/01/06                                          1,250       1,307
--------------------------------------------------------------------------------
FLORIDA -- 4.1%
  Dade County School District (GO) (MBIA)
   6.500%, 02/15/06                                          1,630       1,693
  Florida Board of Education (GO) (ETM)
   9.125%, 06/01/14                                            135         182
  Florida Board of Education Capital Outlay
   (GO) Series D
   5.750%, 06/01/22                                          1,000       1,113
  Florida Department of Transportation,
   Right of Way Project (GO)
   6.000%, 07/01/07                                          1,000       1,074
  Gulf Breeze Capital Funding (RB) (MBIA)
   Series B (A)
   4.447%, 12/01/17                                          1,000       1,074
  Tampa Sports Authority, Stadium Project
   (RB) (MBIA)
   6.000%, 01/01/06                                          1,000       1,030
                                                                      --------
                                                                         6,166
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                             Par       Value
                                                            (000)      (000)
--------------------------------------------------------------------------------
GEORGIA -- 6.8%
  Atlanta Water & Waste Water Authority
   (RB) (FGIC) Series A
   5.500%, 11/01/13                                         $2,000    $  2,276
  Fulton County Development Authority,
   Georgia Tech Athletic Association
   (RB) (AMBAC)
   5.500%, 10/01/17                                          1,750       1,965
  Fulton County Housing Authority,
   Single-Family Housing Mortgage Project
   (RB) (AMT) (GNMA) Series A
   5.300%, 03/01/05                                              5           5
  Georgia Municipal Electric Authority
   (RB) (MBIA) Series X
   6.500%, 01/01/12                                          2,000       2,280
  Georgia State (GO) Series B
   6.650%, 03/01/09                                          1,000       1,140
  Georgia State (GO) Series C
   6.250%, 08/01/06                                          1,000       1,052
  Metropolitan Atlanta Rapid Transportation
   Authority Second Indenture Project
   (RB) (MBIA) Series A
   5.625%, 07/01/20                                          1,500       1,588
                                                                      --------
                                                                        10,306
--------------------------------------------------------------------------------
ILLINOIS -- 4.4%
  Chicago (GO) (MBIA)
   5.500%, 01/01/14                                          1,000       1,107
  Chicago Board of Education, Capital
   Appreciation School Reform Project
   (GO) (FGIC) (A)
   5.222%, 12/01/28                                          2,175         655
  Illinios State (GO)
   5.500%, 02/01/16                                          1,000       1,111
  Illinois Highway Toll Authority (RB) (FSA)
   Series A
   5.500%, 01/01/13                                          1,000       1,128
  Illinois Sales Tax Program (RB) Series Q
   6.000%, 06/15/12                                          1,000       1,140
  Lake County Community School District
   No. 50 (GO) (FGIC) Series A
   6.000%, 12/01/20                                          1,000       1,113
  Metropolitan Pier & Exposition Authority
   (RB) (MBIA) Series A (A)
   4.988%, 06/15/22                                          1,000         441
                                                                      --------
                                                                         6,695
--------------------------------------------------------------------------------
INDIANA -- 3.4%
  East Chicago Elementary School Building
   Corporation, First Mortgage (RB)
   6.250%, 01/05/16                                          1,750       2,029
  Fort Wayne South Side School Building
   Corporation, First Mortgage (RB) (FSA)
   4.750%, 07/15/11                                            500         520

ARMADA TAX FREE BOND FUNDS
SCHEDULE OF INVESTMENTS


ARMADA INTERMEDIATE TAX EXEMPT BOND FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                              Par      Value
                                                             (000)     (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
INDIANA -- CONTINUED
  Hammond Multi-School Building
   Corporation, First Mortgage (RB) (ETM)
   Series B
   6.000%, 01/15/18                                         $1,000    $  1,178
  Indianapolis Local Improvement Project
   (RB) (AMBAC) Series D
   5.375%, 02/01/17                                          1,250       1,350
                                                                      --------
                                                                         5,077
--------------------------------------------------------------------------------
KENTUCKY -- 2.2%
  Kentucky Turnpike Authority, Economic
   Revitalization Projects (RB) (AMBAC)
   6.500%, 07/01/07                                          3,000       3,261
--------------------------------------------------------------------------------
MARYLAND -- 0.7%
  Montgomery County (GO) Series A
   5.700%, 07/01/05                                          1,000       1,012
--------------------------------------------------------------------------------
MASSACHUSETTS -- 6.9%
  Lawrence (GO) (AMBAC)
   5.500%, 02/01/14                                          1,355       1,496
   5.500%, 02/01/17                                          1,765       1,937
  Massachusetts (GO) (FGIC) Series A
   5.750%, 08/01/08                                          1,000       1,094
  Massachusetts Bay Transportation Authority,
   General Transportation Systems Project
   (RB) Series A
   5.800%, 03/01/11                                          1,000       1,131
   5.750%, 03/01/18                                            655         671
  Massachusetts Bay Transportation Authority,
   General Transportation Systems Project,
   Prerefunded 03/01/05 @ 102 (RB) Series A
   5.750%, 03/01/18                                          2,385       2,433
  Massachusetts Bay Transportation Authority,
   General Transportation Systems Project,
   Prerefunded 03/01/09 @ 101 (RB) (FGIC)
   Series A
   5.500%, 03/01/15                                          1,500       1,661
                                                                      --------
                                                                        10,423
--------------------------------------------------------------------------------
MICHIGAN -- 1.4%
  Michigan Municipal Bond Authority,
   Revolving Fund (RB)
   6.000%, 10/01/07                                          2,000       2,161
--------------------------------------------------------------------------------
MINNESOTA -- 0.7%
  Minnesota (GO)
   6.000%, 05/01/06                                          1,000       1,040
--------------------------------------------------------------------------------
MISSOURI -- 1.9%
  Missouri Environmental Improvement
   Authority, Revolving Fund Program (RB)
   Series A
   6.000%, 01/01/07                                          1,545       1,638
  Missouri Environmental Improvement
   Water Authority, Revolving Fund Program
   (RB) Series B
   5.500%, 07/01/16                                          1,000       1,157
                                                                      --------
                                                                         2,795
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                              Par      Value
                                                             (000)     (000)
--------------------------------------------------------------------------------
NEVADA -- 3.7%
  Clark County School District (GO) (FSA)
   Series F
   5.500%, 06/15/17                                         $1,000    $  1,110
  Clark County Transportation Authority
   (GO) Series B
   5.750%, 12/01/16                                          2,000       2,288
  Henderson (GO) (MBIA) Series A
   6.500%, 06/01/07                                          1,000       1,080
  Nevada (GO) Series A-1
   6.000%, 05/15/09                                          1,000       1,116
                                                                      --------
                                                                         5,594
--------------------------------------------------------------------------------
NEW JERSEY -- 1.3%
  New Jersey Transportation Trust Fund
   (RB) (AMBAC) Series B
   6.000%, 06/15/05                                          2,000       2,022
--------------------------------------------------------------------------------
NEW MEXICO -- 1.4%
  Albuquerque Joint Water & Sewer Systems
   Project (RB)
   6.000%, 07/01/05                                          1,000       1,013
   6.000%, 07/01/07                                          1,000       1,072
                                                                      --------
                                                                         2,085
--------------------------------------------------------------------------------
NEW YORK -- 1.8%
  Buffalo Sewer Authority (RB) (FGIC) Series F
   6.000%, 07/01/13                                          1,300       1,526
  New York State Power Authority,
   Prerefunded 01/01/10 @100
   7.000%, 01/01/18                                          1,000       1,179
                                                                      --------
                                                                         2,705
--------------------------------------------------------------------------------
NORTH CAROLINA -- 1.2%
  Charlotte Water and Sewer System (RB)
   5.500%, 06/01/14                                          1,675       1,863
--------------------------------------------------------------------------------
OHIO -- 15.8%
  Butler County Transportation Improvement
   (RB) (FSA) Series A
   6.000%, 04/01/10                                          1,000       1,106
   5.500%, 04/01/09                                          1,150       1,259
  Clermont County Water Works, Sewer
   District Project (RB) (AMBAC)
   5.250%, 08/01/15                                          1,830       2,035
  Cleveland Public Power Systems, First
   Mortgage (RB) (MBIA) Series 1
   6.000%, 11/15/10                                            995       1,134
  Cleveland Water Works, First Mortgage
   (RB) (MBIA) Series G
   5.500%, 01/01/09                                          1,000       1,093
  Delaware County Capital Facilities (GO)
   6.000%, 12/01/12                                            545         631
  Hamilton County (GO)
   5.200%, 12/01/14                                          1,545       1,641
  Hamilton County Hospital Facilities
   Authority, Children's Hospital Medical
   Center (RB) (MBIA) Series G
   5.375%, 05/15/13                                          1,100       1,200

ARMADA TAX FREE BOND FUNDS
SCHEDULE OF INVESTMENTS


ARMADA INTERMEDIATE TAX EXEMPT BOND FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                              Par      Value
                                                             (000)     (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Lakota Local School District (GO) (FGIC)
   5.500%, 12/01/15                                         $1,245    $  1,437
   5.500%, 12/01/16                                            500         579
  Massillon Parks & Recreation (GO) (AMBAC)
   5.500%, 12/01/18                                          1,405       1,569
  Miami University General Receipts
   (RB) (AMBAC)
   5.500%, 12/01/13                                          1,125       1,285
  Ohio Housing Finance Agency, Single-Family
   Housing Mortgage, Prerefunded 01/15/13
   @ 81.88 (RB) (FGIC) (A)
   6.399%, 01/15/15                                          1,920       1,135
  Ohio State Higher Education (GO) Series A
   5.375%, 08/01/18                                          1,000       1,109
  Ohio State Higher Education (GO) Series B
   5.250%, 11/01/12                                          1,000       1,117
  Ohio Turnpike Commission Authority
   (RB) (FGIC) Series A
   5.500%, 02/15/17                                            500         576
   5.500%, 02/15/18                                          1,000       1,162
  Ohio Turnpike Commission Authority
   (RB) (FSA) Series B
   5.500%, 02/15/13                                          1,000       1,135
  Ohio Turnpike Commission Authority,
   Prerefunded 02/15/06 @ 102
   (RB) (FSA) Series A
   6.000%, 02/15/07                                          1,500       1,581
  Perrysburg Exempted Village School
   District (GO)
   5.350%, 12/01/25                                          1,000       1,071
                                                                      --------
                                                                        23,855
--------------------------------------------------------------------------------
OKLAHOMA -- 1.9%
  Grand River Dam Authority (RB) (AMBAC)
   6.250%, 06/01/11                                          2,500       2,910
--------------------------------------------------------------------------------
PENNSYLVANIA -- 4.5%
  Lackawanna County (GO) (FGIC) Series A
   4.800%, 01/01/13                                            500         522
  Pennsylvania Convention Center Authority
   (RB) (ETM) (FGIC) Series A
   6.000%, 09/01/19                                          1,000       1,200
  Pennsylvania State Intergovernmental
   Cooperative Authority, Special Tax,
   City of Philadelphia Funding Program
   (RB) (FGIC)
   5.250%, 06/15/12                                          1,000       1,082
  Pittsburgh School District, Prerefunded
   09/01/06 @100 (GO) (AMBAC) Series A
   5.500%, 09/01/12                                          3,050       3,190
  State Public School Building Authority,
   Montgomery County Community
   College Project (RB)
   4.600%, 05/01/12                                            160         171
  Westmoreland County Capital Appreciation
   (RB) (MBIA) Series A (A) 5.041%, 08/15/23                 1,345         562
                                                                      --------
                                                                         6,727
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                              Par      Value
                                                             (000)     (000)
--------------------------------------------------------------------------------
SOUTH CAROLINA -- 2.1%
  Charleston County Public Improvement (GO)
   6.000%, 09/01/09                                         $1,000    $  1,124
  South Carolina Public Service Authority
   (RB) (FGIC) Series B
   5.875%, 01/01/23                                          2,000       2,097
                                                                      --------
                                                                         3,221
--------------------------------------------------------------------------------
TENNESSEE -- 3.9%
  Nashville & Davidson County Metropolitan
   Government (GO)
   6.000%, 12/01/10                                          1,500       1,715
  Shelby County (GO) Series B
   5.200%, 12/01/09                                          2,000       2,110
  Tennessee (GO) Series B
   6.000%, 05/01/05                                          2,000       2,013
                                                                      --------
                                                                         5,838
--------------------------------------------------------------------------------
TEXAS -- 9.1%
  Austin Water & Wastewater System
   (RB) (AMBAC) Series A
   5.500%, 11/15/14                                          1,000       1,146
  Comal Independent School District (GO)
   5.500%, 02/01/19                                            500         548
  Conroe Independent School District (GO)
   5.500%, 02/15/15                                          2,500       2,710
  El Paso County Colonial Falcon School
   District #49 (GO) (FGIC)
   5.750%, 12/01/15                                          1,665       1,883
  Houston Texas Water & Sewer System
   (RB) (FSA) Series A
   5.500%, 12/01/13                                            800         891
  Houston Texas Water & Sewer System,
   Prerefunded 12/01/11 @ 100
   (RB) (FSA) Series A
   5.500%, 12/01/13                                            700         792
  Plano Independent School District (GO)
   6.000%, 02/15/06                                          1,000       1,033
  Robinson Independent School District (GO)
   5.750%, 08/15/12                                            575         636
  Texas State Water Financial Assistance (GO)
   5.500%, 08/01/17                                          1,125       1,238
  United Independent School District (GO)
   5.375%, 08/15/16                                          1,585       1,763
  Williamson County (GO) (FSA)
   5.500%, 02/15/16                                          1,000       1,117
                                                                      --------
                                                                        13,757
--------------------------------------------------------------------------------
UTAH -- 1.5%
  Intermountain Power Agency
   (RB) (FSA) Series E
   6.250%, 07/01/09                                          2,000       2,252
--------------------------------------------------------------------------------
VERMONT -- 3.8%
  Burlington Electric (RB) (MBIA)
   6.000%, 07/01/07                                          1,355       1,452

ARMADA TAX FREE BOND FUNDS
SCHEDULE OF INVESTMENTS


ARMADA INTERMEDIATE TAX EXEMPT BOND FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                    Number of Shares/   Value
                                                        Par (000)       (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
VERMONT -- CONTINUED
  Vermont Educational & Health Buildings
   Financing Authority, Middlebury
   College Project (RB)
   5.500%, 11/01/16                                         $2,000    $  2,130
  Vermont Municipal Bond Bank
   (RB) (AMBAC) Series 2
   5.500%, 12/01/10                                          2,000       2,085
                                                                      --------
                                                                         5,667
--------------------------------------------------------------------------------
WASHINGTON -- 2.5%
  Seattle Municipal Light & Power (RB)
   5.625%, 12/01/18                                          3,500       3,817
--------------------------------------------------------------------------------
WISCONSIN -- 2.2%
  Fond du Lac School District (GO)
   5.750%, 04/01/17                                          1,000       1,127
  Milwaukee (GO)
   6.000%, 02/01/07                                          2,000       2,125
                                                                      --------
                                                                         3,252
--------------------------------------------------------------------------------
PUERTO RICO -- 2.2%
  Commonwealth of Puerto Rico (GO) (MBIA)
   6.250%, 07/01/09                                          2,000       2,263
  University of Puerto Rico (RB) (MBIA)
   Series N
   6.250%, 06/01/07                                          1,000       1,079
                                                                      --------
                                                                         3,342
--------------------------------------------------------------------------------

Total Municipal Bonds (Cost $140,716)                                  148,289
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 0.8%
  Armada Tax-Exempt Money Market,
   Class I+                                              1,256,343       1,256
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund
  (Cost $1,256)                                                          1,256
--------------------------------------------------------------------------------

Total Investments -- 99.2% (Cost $ 141,972)*                           149,545
--------------------------------------------------------------------------------

Other Assets & Liabilities -- 0.8%                                       1,197
--------------------------------------------------------------------------------

TOTAL NET ASSET -- 100.0%                                             $150,742
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $141,972.
     GROSS UNREALIZED APPRECIATION (000)            $7,689
     GROSS UNREALIZED DEPRECIATION (000)              (116)
                                                    ------
     NET UNREALIZED APPRECIATION (000)              $7,573
                                                    ======

+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
(A) ZERO COUPON BOND. RATES SHOWN ARE THE EFFECTIVE YIELDS AT PURCHASE DATE. AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT -- ALTERNATIVE MINIMUM TAX
ETM -- ESCROWED TO MATURITY
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FSA -- FEDERAL SECURITY ASSURANCE
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND

SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA TAX FREE BOND FUNDS
SCHEDULE OF INVESTMENTS


ARMADA MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                              Par       Value
                                                             (000)      (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.0%
MICHIGAN -- 91.7%
  Anchor Bay School District (GO) (FGIC)
   Series II
   6.125%, 05/01/11                                         $  350    $    404
  Byron Center Public School (GO) (MBIA)
   8.250%, 05/01/08                                          1,380       1,600
   8.250%, 05/01/09                                          1,380       1,658
  Central Michigan University (RB) (FGIC)
   5.000%, 10/01/18                                          1,000       1,041
  Chippewa Valley School District (GO)
   5.500%, 05/01/16                                          1,000       1,118
  Clarkeston State Community Schools
   (GO) (FGIC)
   6.250%, 05/01/05                                          1,000       1,007
  Detroit Distributable State Aid
   (GO) (AMBAC)
   5.250%, 05/01/08                                          2,000       2,146
  Detroit Downtown Development
   (GO) (AMBAC) Series A
   6.250%, 07/15/11                                          1,600       1,864
  Detroit School District (GO) (FGIC)
   Series B
   5.000%, 05/01/17                                          1,000       1,053
  Detroit Sewer Disposal System (RB) (MBIA)
   Series A
   6.000%, 07/01/07                                          2,500       2,682
  Detroit Sewer Disposal System (RB) (MBIA)
   Series B
   6.000%, 07/01/09                                          1,000       1,118
   6.000%, 07/01/10                                          1,380       1,569
  Detroit Water Supply System (RB) (FGIC)
   6.500%, 07/01/15                                          1,000       1,225
  Detroit Water Supply System (RB) (MBIA)
   Series A
   6.000%, 07/01/13                                          1,000       1,168
  Detroit Water Supply System (RB) (MBIA)
   Series B
   5.550%, 07/01/12                                          2,000       2,268
  Ecorse Public School District (GO) (FGIC)
   6.500%, 05/01/07                                          1,350       1,456
  Forest Hills Public Schools (GO)
   5.000%, 05/01/12                                          1,000       1,095
  Goodrich Area School District (GO) (FSA)
   Series A
   5.750%, 05/01/12                                          1,020       1,170
  Goodrich Area School District, Prerefunded
   05/01/05 @ 102 (GO) (AMBAC)
   7.650%, 05/01/11                                          1,125       1,158
  Grand Haven Area Public Schools
   (GO) (MBIA)
   7.000%, 05/01/07                                          1,235       1,345
  Grand Ledge Public School District
   (GO) (MBIA)
   5.450%, 05/01/11                                          1,250       1,399
  Grand Rapids Building Authority (RB)
   5.000%, 04/01/15                                          1,570       1,738


--------------------------------------------------------------------------------
                                                              Par       Value
                                                             (000)      (000)
--------------------------------------------------------------------------------
  Grand Rapids Sanitation & Sewer Systems
   (RB) (FGIC) Series A
   5.375%, 01/01/16                                         $1,535    $  1,745
  Grand Valley Michigan State University
   (RB) (FGIC)
   5.750%, 12/01/14                                          1,405       1,581
  Greater Detroit Resource Recovery Authority
   (RB) (AMBAC) Series B
   6.250%, 12/13/08                                          1,500       1,677
  Hartland School District (GO)
   5.050%, 05/01/18                                          1,000       1,070
  Hartland School District, Prerefunded
   05/01/10 @ 100 (GO) (FGIC)
   6.000%, 05/01/12                                          1,325       1,512
  Holt Public Schools (GO) (FGIC) Series A
   5.625%, 05/01/15                                          1,275       1,432
  Jenison Public Schools (GO) (FGIC)
   5.250%, 05/01/12                                          1,000       1,116
  Kalamazoo Hospital Finance Authority,
   Borgess Medical Center (RB) (ETM)
   (FGIC) Series A
   6.125%, 07/01/07                                          1,520       1,540
  Kalamazoo Hospital Finance Authority,
   Bronson Methodist (RB) (MBIA)
   5.500%, 05/15/08                                            350         369
  Kalamazoo Public Library (GO) (MBIA)
   5.200%, 05/01/11                                          1,000       1,105
  Kent County Hospital Finance Authority,
   Butterworth Hospital Project (RB) Series A
   7.250%, 01/15/13                                          5,000       5,917
  Lake Orion Community School District,
   Prerefunded 05/01/05 @ 101
   (GO) (AMBAC)
   7.000%, 05/01/20                                          2,000       2,036
  Lansing (GO)
   6.000%, 01/01/07                                          1,335       1,415
  Lansing School District, Prerefunded
   05/01/05 @ 100 (GO) Series III
   6.875%, 05/01/09                                          2,000       2,016
  Michigan Municipal Bond Authority,
   School Loan, Prerefunded 12-01-08
   @101 (RB)
   5.250%, 12/01/12                                            750         822
  Michigan State Building Authority
   (RB) (FSA) Series I
   5.250%, 10/15/12                                            600         671
  Michigan State Building Facilities Authority,
   Prefunded 10/15/07 @ 101 (RB) Series II
   5.000%, 10/15/14                                          1,000       1,070
  Michigan State Environmental Protection
   Program (GO)
   6.250%, 11/01/12                                          3,250       3,749
  Michigan State Environmental Protection
   Program (GO) Series A
   5.000%, 05/01/11                                          1,000       1,094
  Michigan State Hospital Finance Authority
   (RB) (ETM) (MBIA)
   5.375%, 08/15/14                                            285         305

ARMADA TAX FREE BOND FUNDS
SCHEDULE OF INVESTMENTS


ARMADA MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                              Par       Value
                                                             (000)      (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
MICHIGAN -- CONTINUED
  Michigan State Hospital Finance Authority,
   Genesys Health Systems, Prerefunded
   10/01/05 @ 102 (RB) Series A
   8.100%, 10/01/13                                         $3,500    $  3,689
  Michigan State Hospital Finance Authority,
   Harper-Grace Hospitals (RB) (ETM)
   7.125%, 05/01/09                                            665         724
  Michigan State Hospital Finance Authority,
   Henry Ford Health System (RB) (AMBAC)
   6.000%, 09/01/11                                            500         574
   6.000%, 09/01/12                                          2,000       2,311
  Michigan State South Central Power Agency
   System (RB) (MBIA)
   5.800%, 11/01/05                                             60          61
   5.800%, 11/01/05                                          1,940       1,985
  Michigan State Strategic Fund Limited
   Obligation, Detroit Edison Project
   (RB) (FGIC)
   6.950%, 05/01/11                                          2,000       2,391
  Michigan State Strategic Fund Limited
   Obligation, Detroit Edison Project
   (RB) (MBIA)
   7.000%, 07/15/08                                          3,000       3,390
  Michigan State Strategic Fund Limited
   Obligation, Ford Motor Project (RB)
   Series A
   7.100%, 02/01/06                                          5,000       5,182
  Michigan State Strategic Fund Limited
   Obligation, Pollution Control General
   Motors Project (RB)
   6.200%, 09/01/20                                          1,000       1,038
  Michigan State Trunk Line (RB) (MBIA)
   Series A
   5.250%, 11/01/15                                          2,000       2,263
  Michigan State Underground Storage Tank
   (RB) (AMBAC) Series I
   6.000%, 05/01/05                                          1,000       1,007
  Mona Shores School District (GO) (FGIC)
   6.750%, 05/01/09                                          2,075       2,372
  Oakland County Economic Development
   Authority, Cranbrook Community
   Project (RB)
   5.000%, 11/01/17                                          5,000       5,245
  Paw Paw Public School District (GO) (FGIC)
   6.500%, 05/01/09                                          1,000       1,133
  Rochester Community School District (GO)
   Series II
   5.500%, 05/01/14                                          1,500       1,664
  Southgate Community School District
   (GO) (FGIC)
   5.750%, 05/01/11                                          1,665       1,852
  Tecumseh Public Schools (GO)
   5.450%, 05/01/18                                          1,165       1,277
  University of Michigan, Student Fee
   (RB) Series A
   6.000%, 04/01/05                                            500         501
   6.000%, 04/01/06                                          1,315       1,365


--------------------------------------------------------------------------------
                                                    Number of Shares/   Value
                                                        Par (000)       (000)
--------------------------------------------------------------------------------
  Wayne County Building Authority,
   Capital Improvements (RB) (MBIA)
   Series A
   6.000%, 06/01/07                                         $2,000    $  2,123
  Western School District (GO) (MBIA)
   5.900%, 05/01/10                                          1,680       1,899
  Wyandotte Electric Authority (RB) (MBIA)
   6.250%, 10/01/08                                          2,470       2,635
  Ypsilanti School District (GO) (FGIC)
   6.500%, 05/01/06                                          1,175       1,228
                                                                      --------
                                                                       111,433
--------------------------------------------------------------------------------
PUERTO RICO -- 6.3%
  Commonwealth of Puerto Rico (GO) (MBIA)
   6.250%, 07/01/09                                          1,000       1,131
   6.250%, 07/01/10                                          2,000       2,300
  Commonwealth of Puerto Rico, Public
   Buildings Authority (RB) (FSA) Series L
   5.500%, 07/01/07                                          3,000       3,196
  University of Puerto Rico (RB) (MBIA)
   Series N
   6.250%, 06/01/07                                          1,000       1,079
                                                                      --------
                                                                         7,706
--------------------------------------------------------------------------------

Total Municipal Bonds (Cost $110,647)                                  119,139
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 0.8%
  Federated Michigan Tax Free Money
   Market Fund                                                 657           1
  Fidelity Michigan Municipal Money
   Market Fund                                              969,148        969
--------------------------------------------------------------------------------

Total Money Market Funds (Cost $970)                                       970
--------------------------------------------------------------------------------

Total Investments -- 98.8% (Cost $ 111,617)*                           120,109
--------------------------------------------------------------------------------

Other Assets & Liabilities -- 1.2%                                       1,407
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                            $121,516
--------------------------------------------------------------------------------
* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $111,617.
     GROSS UNREALIZED APPRECIATION (000)            $8,608
     GROSS UNREALIZED DEPRECIATION (000)              (116)
                                                    ------
     NET UNREALIZED APPRECIATION (000)              $8,492
                                                    ======

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
ETM -- ESCROWED TO MATURITY
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND

SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA TAX FREE BOND FUNDS
SCHEDULE OF INVESTMENTS


ARMADA OHIO INTERMEDIATE TAX EXEMPT BOND FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                              Par       Value
                                                             (000)      (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.8%
OHIO -- 96.3%
  Akron (GO)
   6.000%, 12/01/12                                         $1,000    $  1,155
  Akron Economic Development (RB) (MBIA)
   6.000%, 12/01/12                                            935       1,092
   5.750%, 12/01/09                                          1,680       1,840
  Akron Sewer System (RB) (MBIA)
   5.650%, 12/01/08                                            560         594
  Ashland City School District, Elementary
   Schools Facilities Project (COP) (AMBAC)
   5.100%, 12/01/09                                            245         267
   5.000%, 12/01/08                                            250         269
   4.950%, 12/01/07                                            345         365
  Avon Local School District (GO) (AMBAC)
   5.800%, 12/01/12                                          1,000       1,067
  Beavercreek Local School District
   (GO) (FGIC)
   5.250%, 12/01/07                                          1,130       1,193
  BelleFontaine City School District
   (GO) (MBIA)
   5.750%, 12/01/18                                            505         567
  Bowling Green State University (RB) (FGIC)
   5.750%, 06/01/12                                          1,000       1,122
   5.750%, 06/01/14                                          1,040       1,171
  Brecksville-Broadview Heights City School
   District (GO) (FGIC)
   6.500%, 12/01/16                                          1,750       1,898
  Centerville Capital Facilities (GO) (MBIA)
   5.650%, 12/01/18                                             45          47
  Centerville Capital Facilities, Prerefunded
   12/01/05 @101 (GO) (MBIA)
   5.650%, 12/01/05                                            455         471
  Centerville City School District (GO) (FGIC)
   5.500%, 12/01/07                                            500         530
  Chesapeake-Union Exempted Village School
   District (GO) (AMBAC)
   6.250%, 12/01/22                                          1,000       1,155
  Cincinnati City School District (GO) (MBIA)
   5.375%, 12/01/16                                          1,000       1,102
  Cincinnati Water System (RB)
   5.500%, 12/01/10                                          2,000       2,234
  Clermont County Water Works, Sewer
   District Project (RB) (AMBAC)
   5.250%, 08/01/15                                          1,000       1,112
  Cleveland Waterworks, Refunding &
   Improvement Project (RB) (MBIA)
   Series H
   6.000%, 01/01/06                                          2,000       2,060
  Clevelend Waterworks, Refunding &
   Improvement Project (RB) (MBIA)
   Series H
   5.625%, 01/01/13                                          1,965       2,057
   5.625%, 01/01/13                                             35          37
  Columbus (GO) Series 2
   5.000%, 06/15/16                                          1,000       1,079
  Copley Fairlawn City School District
   (GO) (TAN)
   4.150%, 12/01/05                                            675         682


--------------------------------------------------------------------------------
                                                              Par       Value
                                                             (000)      (000)
--------------------------------------------------------------------------------
  Cuyahoga County (GO)
   5.650%, 05/15/18                                         $  600    $    715
  Cuyahoga County Economic Development
   Authority (RB) (LOC - Key Bank)
   2.750%, 12/01/29                                          1,000       1,004
  Cuyahoga County Economic Development
   Authority, University School Project (RB)
   Series B (B)
   5.300%, 12/01/29                                          2,500       2,676
  Cuyahoga County Hospital Facilities
   Authority, University Hospital Systems
   Health Project (RB) (MBIA) Series A
   5.250%, 01/15/08                                          2,000       2,082
  Delaware County (GO)
   6.000%, 12/01/13                                            575         665
  Erie County Garbage & Refuse Landfill
   Improvement (GO)
   5.500%, 12/01/20                                          1,305       1,485
  Fairfield City School District Improvement
   (GO) (FGIC)
   5.500%, 12/01/15                                          1,000       1,112
  Field Local School District (RAN)
   2.900%, 06/23/05                                            700         701
  Forest Hills Local School District
   (GO) (MBIA)
   6.000%, 12/01/08                                          1,210       1,341
   6.000%, 12/01/09                                            830         935
  Franklin County Hospital Facilities Authority,
   Children's Hospital Project (RB) Series A
   6.000%, 11/01/06                                          1,035       1,086
  Greater Cleveland Regional Transportation
   Authority (GO) (MBIA) Series A
   5.000%, 12/01/18                                            570         605
   5.000%, 12/01/19                                            495         525
  Greene County Sewer System Limited Tax
   Authority (GO)
   2.000%, 12/01/05                                          1,000         997
  Groveport-Madison Local School District
   (GO)
   2.200%, 12/01/06                                          1,008         986
  Hamilton City School District (GO) Series A
   6.150%, 12/01/13                                          1,000       1,185
  Hamilton County Sewer System, Metro
   Sewer District (RB) (MBIA) Series B
   5.000%, 12/01/05                                          1,965       2,004
  Hamilton County Water System, West Phase
   Project (GO)
   5.500%, 12/01/07                                            240         251
  Indian Hill Exempted Village School District
   (GO)
   5.500%, 12/01/16                                          1,300       1,460
  Lakota Local School District (GO) (AMBAC)
   5.700%, 12/01/05                                            250         256
  Lakota Local School District (GO) (FGIC)
   5.500%, 12/01/16                                            880       1,019
   5.000%, 12/01/12                                          1,000       1,073
  Lebanon City School District (GO) (FSA)
   5.500%, 12/01/16                                          2,000       2,223

ARMADA TAX FREE BOND FUNDS
SCHEDULE OF INVESTMENTS


ARMADA OHIO INTERMEDIATE TAX EXEMPT BOND FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                              Par       Value
                                                             (000)      (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Licking County Joint Vocational School
   District (GO)
   5.375%, 12/01/17                                         $1,670    $  1,859
  Lima City School District (GO) (AMBAC)
   5.500%, 12/01/22                                          1,000       1,108
  Lorain County Hospital Facilities Authority,
   Catholic Healthcare (RB) Series C3
   (A) (B)
   1.950%, 04/01/19                                          1,000       1,000
  Mad River Local School District
   (GO) (FGIC)
   5.750%, 12/01/14                                          1,060       1,242
   5.750%, 12/01/19                                          1,020       1,153
  Mansfield City School District (GO)
   6.250%, 12/01/07                                          1,000       1,090
   6.250%, 12/01/09                                          1,000       1,135
  Mason City School District (GO) (FGIC)
   5.200%, 12/01/08                                            865         884
  Mentor (GO)
   5.250%, 12/01/17                                          1,000       1,062
  Miami University General Receipts
   (RB) (AMBAC)
   5.500%, 12/01/13                                          1,000       1,142
  Middleberg Heights Hospital Authority,
   Southwest General Health Care Center
   Project (RB) (FSA)
   6.750%, 08/15/06                                          1,400       1,478
  Middletown (GO) (FGIC)
   5.750%, 12/01/12                                            650         725
   5.750%, 12/01/13                                            640         719
  Montgomery County (GO)
   5.500%, 12/01/20                                          1,515       1,690
   5.375%, 12/01/16                                          1,250       1,383
  Montgomery County Solid Waste Authority
   (RB) (MBIA)
   5.350%, 11/01/10                                            900         935
   5.300%, 11/01/07                                          1,000       1,039
   5.125%, 11/01/08                                            500         519
  Montgomery County Water Authority,
   Greater Moraine, Beavercreek Project
   (RB) (AMBAC)
   5.250%, 11/15/06                                            500         522
  Napoleon City School District
   (GO) (AMBAC)
   5.375%, 12/01/18                                          1,000       1,058
  North Canton City School District
   (GO) (AMBAC)
   5.750%, 12/01/06                                            250         257
  North Royalton City School District
   (GO) (MBIA)
   6.625%, 12/01/06                                          1,885       2,014
  Oak Hills Local School District
   (GO) (MBIA)
   5.650%, 12/01/07                                            350         377


--------------------------------------------------------------------------------
                                                              Par       Value
                                                             (000)      (000)
--------------------------------------------------------------------------------
  Ohio Building Authority, Adult
   Correctional Building Fund
   (RB) (AMBAC) Series A
   6.000%, 04/01/06                                         $1,930    $  2,003
  Ohio Building Authority, Adult Correctional
   Building Fund, Prerefunded 04/01/07
   @101 (RB) (AMBAC) Series A
   5.500%, 04/01/14                                          1,500       1,604
  Ohio Building Authority, Arts Facility Project
   (RB) Series A
   5.500%, 04/01/16                                          1,000       1,101
  Ohio Capital Corporation for Housing,
   Housing & Urban Development
   (RB) (FHA) Series D
   5.350%, 02/01/09                                            650         685
  Ohio Common School Capital Facility
   (GO) Series B
   5.500%, 09/15/13                                          2,640       3,012
  Ohio Conservation Projects (GO) Series A
   5.250%, 09/01/16                                          2,100       2,295
  Ohio Department of Administrative Services
   Office Project (COP) (AMBAC)
   5.000%, 12/15/12                                          1,210       1,300
  Ohio Housing Finance Agency, Single
   Family Mortgage (RB) Series A
   6.375%, 04/01/17                                             15          15
  Ohio Infrastructure Improvement,
   Prerefunded 02/01/10 @101 (GO) Series A
   5.750%, 02/01/12                                          1,000       1,132
  Ohio State Higher Education Facility
   Authority, University of Dayton
   (RB) (AMBAC)
   5.500%, 12/01/11                                          2,500       2,784
  Ohio State Higher Educational Capital
   Facility, Prerefunded 05/01/10 @100
   (GO) Series B
   5.750%, 05/01/11                                          2,820       3,184
  Ohio State Higher Educational Facility
   Commission, Case Western University
   Project (RB) Series C
   5.000%, 10/01/10                                            905         963
  Ohio State Higher Educational Facility
   Commission, Oberlin College Project (RB)
   5.250%, 10/01/14                                          1,045       1,173
  Ohio State Higher Educational Facility
   Commission, Wittenberg University
   Project (RB)
   5.500%, 12/01/18                                          1,870       2,059
  Ohio State Higher Educational Facility
   Commission, Xavier University (RB) (MBIA)
   5.300%, 05/15/17                                          2,000       2,142
  Ohio State Higher Educational Facility,
   Kenyon College Project (RB) (A) (B)
   5.050%, 07/01/37                                          1,500       1,573
  Ohio State University General Receipts
   (RB) Series A
   5.750%, 12/01/13                                            615         691

ARMADA TAX FREE BOND FUNDS
SCHEDULE OF INVESTMENTS


ARMADA OHIO INTERMEDIATE TAX EXEMPT BOND FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                              Par       Value
                                                             (000)      (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Ohio State, Prerefunded 08/01/05 @102 (GO)
   6.200%, 08/01/12                                         $  860    $    892
  Ohio Turnpike Commission Authority
   (RB) (FGIC) Series A
   5.500%, 02/15/17                                          1,500       1,729
  Ohio Turnpike Commission Authority,
   Prerefunded 02/15/06 @ 102 (RB) (FSA)
   Series A
   6.000%, 02/15/07                                          2,600       2,740
  Ohio Water & Pollution Control
   Development Authority, Water Quality
   Loan Funding Project (RB) (MBIA)
   5.000%, 12/01/14                                          1,700       1,822
  Ohio Water Development Authority
   (RB) (AMBAC)
   6.000%, 12/01/06                                          1,075       1,137
  Ohio Water Development Authority, Fresh
   Water Project (RB) (ETM) (AMBAC)
   5.600%, 06/01/07                                          1,500       1,542
  Ohio Water Development Authority, Fresh
   Water Project (RB) (FSA) Series B
   5.500%, 12/01/20                                          1,835       2,154
  Ohio Water Development Authority, Pure
   Water Project (RB) (ETM) (AMBAC)
   Series I
   7.250%, 12/01/08                                            270         293
  Ohio Water Development Authority, Pure
   Water Project (RB) (MBIA)
   5.750%, 12/01/05                                             95          95
  Ohio Water Development Authority, Safe
   Water Project (RB) (AMBAC)
   6.000%, 06/01/07                                          1,715       1,838
  Olentangy Local School District (GO) (FSA)
   5.500%, 12/01/19                                          1,245       1,389
  Ottawa County (GO) (MBIA)
   5.400%, 09/01/11                                            500         547
  Parma City School District (GO)
   5.550%, 12/01/05                                            290         295
   5.550%, 12/01/06                                            305         316
  Perrysburg Exempted Village School District
   (GO) (FSA) Series B
   5.750%, 12/01/12                                          1,225       1,414
  Portage County (GO) (MBIA)
   5.100%, 12/01/12                                          2,500       2,691
  Portage County Hospital Facility Authority,
   Robinson Memorial Hospital Project
   (RB) (MBIA)
   5.800%, 11/15/15                                            500         521
   5.625%, 11/15/07                                          1,000       1,026
  Richland County (GO) (AMBAC)
   5.200%, 12/01/08                                            515         536
  Sharonville (GO) (FGIC)
   5.250%, 06/01/13                                          1,000       1,121
  Southwest Licking Local School District
   (GO) (FGIC)
   5.750%, 12/01/15                                            550         647
   5.750%, 12/01/16                                            400         472


--------------------------------------------------------------------------------
                                                              Par       Value
                                                             (000)      (000)
--------------------------------------------------------------------------------
  Springboro Sewerage System (RB) (MBIA)
   5.700%, 06/01/18                                         $1,260    $  1,353
  Stow City School District (GO)
   9.125%, 12/01/06                                            580         641
  Strongsville City School District (GO)
   5.900%, 12/01/15                                            175         188
  Strongsville City School District
   (GO) (MBIA)
   5.200%, 12/01/09                                            670         733
   5.150%, 12/01/08                                          1,000       1,080
  Strongsville, Prerefunded 12/01/06
   @102 (GO)
   5.900%, 12/01/15                                          1,400       1,510
  Summit County (GO) (FGIC)
   6.000%, 12/01/09                                            790         888
  Summit County, Prerefunded 12/01/10
   @101 (GO) (FGIC)
   6.250%, 12/01/11                                          1,235       1,445
  Teays Valley Local School District, Facilities
   Construction & Improvement (GO) (FGIC)
   5.375%, 12/01/20                                          1,000       1,092
  University of Akron General Receipts
   (RB) (AMBAC)
   6.000%, 01/01/07                                            800         848
  University of Cincinnati General Receipts
   (RB) Series T
   5.500%, 06/01/11                                          1,110       1,236
  Upper Arlington City School District
   (GO) (MBIA)
   6.000%, 12/01/05                                          1,170       1,202
  Upper Arlington City School District
   (GO)(FSA)
   5.000%, 12/01/15                                          2,000       2,213
  Valley View Village Street Improvement
   (GO) (AMBAC)
   5.550%, 12/01/20                                            450         497
  Vandalia (GO)
   5.350%, 12/01/09                                            505         535
  Warrensville Height City School District
   (GO) (FGIC)
   5.625%, 12/01/20                                          1,400       1,557
  Washington County Hospital Facility
   Authority, Marietta Area Health Care
   Project (RB) (FSA)
   5.375%, 09/01/18                                          1,500       1,613
  West Chester Township (GO) (AMBAC)
   5.750%, 12/01/15                                          2,145       2,523
  West Clermont Local School District,
   Prerefunded 12/01/05 @100 (GO)
   (AMBAC)
   5.650%, 12/01/08                                          1,030       1,077
  West Geauga Local School District (GO)
   (AMBAC)
   8.250%, 11/01/12                                            710         932
  Westerville (GO)
   5.250%, 12/01/12                                          1,205       1,320
  Westlake City School District (GO) Series A
   6.200%, 12/01/06                                          1,635       1,736

ARMADA TAX FREE BOND FUNDS
SCHEDULE OF INVESTMENTS


ARMADA OHIO INTERMEDIATE TAX EXEMPT BOND FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                    Number of Shares/   Value
                                                        Par (000)       (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Wyoming City School District (GO) (FGIC)
   Series B
   5.750%, 12/01/13                                         $  135    $    157
   5.750%, 12/01/14                                            690         809
   5.750%, 12/01/15                                            740         871
   5.750%, 12/01/16                                            800         945
   5.750%, 12/01/17                                            400         474
                                                                      --------
                                                                       158,351
--------------------------------------------------------------------------------
PUERTO RICO -- 1.5%
  Commonwealth of Puerto Rico (GO) (MBIA)
   6.250%, 07/01/09                                          1,000       1,132
  Puerto Rico Electric Power Authority (RB)
   (MBIA) Series W
   6.500%, 07/01/05                                          1,250       1,268
                                                                      --------
                                                                         2,400
--------------------------------------------------------------------------------

Total Municipal Bonds (Cost $153,262)                                  160,751
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 1.3%
  Armada Ohio Municipal Money Market,
   Class I+                                              2,138,119       2,138
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund
  (Cost $2,138)                                                          2,138
--------------------------------------------------------------------------------

Total Investments -- 99.1% (Cost $ 155,400)*                           162,889
--------------------------------------------------------------------------------

Other Assets & Liabilities -- 0.9%                                       1,510
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                            $164,399
--------------------------------------------------------------------------------
* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $155,400.
     GROSS UNREALIZED APPRECIATION (000)            $7,676
     GROSS UNREALIZED DEPRECIATION (000)              (187)
                                                    ------
     NET UNREALIZED APPRECIATION (000)              $7,489
                                                    ======

+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON FEBRUARY 28, 2005, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(B) PUT & DEMAND FEATURE -- THE DATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
LOC -- LETTER OF CREDIT
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RAN -- REVENUE ANTICIPATION NOTE
RB -- REVENUE BOND
TAN -- TAX ANTICIPATION NOTE

SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA TAX FREE BOND FUNDS
SCHEDULE OF INVESTMENTS


ARMADA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                              Par       Value
                                                             (000)      (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 96.1%
PENNSYLVANIA -- 92.5%
  Allegheny County Higher Education
   Authority, Duquesne University Project
   (RB) (AMBAC)
   6.500%, 03/01/10                                         $  380    $    438
  Allegheny County Higher Education
   Authority, Duquesne University Project
   (RB) (AMBAC) Series A
   5.000%, 04/01/19                                            500         530
  Allegheny County Port Authority (RB) (FGIC)
   5.500%, 03/01/13                                            500         555
  Allegheny County Port Authority,
   Prerefunded 03/01/09 @ 101 (RB) (MBIA)
   6.250%, 03/01/17                                            685         778
  Allegheny County Sewer Sanitation
   Authority (RB) (MBIA)
   5.750%, 12/01/09                                            225         252
  Allegheny Valley School District (GO) (MBIA)
   Series A
   5.000%, 11/01/19                                          1,500       1,625
  Bethlehem Area School District (GO) (FGIC)
   5.000%, 09/01/11                                            250         263
  Blair County (GO) (AMBAC) Series A
   5.000%, 08/01/12                                            500         550
  Blair County (GO) Series A
   5.375%, 08/01/13                                            270         305
  Blair County Hospital Authority, Altoona
   Hospital Project (RB) (AMBAC)
   5.250%, 07/01/09                                            500         541
  Bradford County School District (GO) (FGIC)
   5.250%, 10/01/07                                          1,000       1,017
  Bucks County (GO)
   5.250%, 12/01/17                                          1,200       1,274
  Bucks County Community College Authority,
   College Building (RB)
   5.300%, 06/15/10                                            100         105
  Chester County (GO)
   5.100%, 06/15/18                                          1,000       1,049
  Danville Area School District (GO) (FGIC)
   5.000%, 05/15/11                                            545         597
  Delaware County (GO)
   5.125%, 10/01/14                                            275         295
  Delaware River Port Authority, Pennsylvania
   & New Jersey Bridges Project (RB) (ETM)
   6.000%, 01/15/10                                            340         371
  Delaware River Port Authority, Pennsylvania
   & New Jersey Bridges Project (RB) (FSA)
   5.500%, 01/01/10                                            500         556
  Delaware Valley Regional Finance Authority
   (RB) (AMBAC) Series A
   5.900%, 04/15/16                                          1,000       1,037
  Fairview School District (GO) (FGIC)
   6.000%, 02/15/07                                            605         643
  Garnet Valley School District (GO) (FGIC)
   5.375%, 04/01/13                                            500         559
  Gettysburg College Municipal Authority
   (RB) (MBIA)
   5.375%, 08/15/13                                          1,000       1,129


--------------------------------------------------------------------------------
                                                              Par       Value
                                                             (000)      (000)
--------------------------------------------------------------------------------
  Indiana County Industrial Development
   Authority, New York State Electric & Gas
   (RB) (MBIA) Series A
   6.000%, 06/01/06                                         $1,000    $  1,042
  Montgomery County Higher Education &
   Health Authority, Foulkeways at Gwynedd
   Project (RB)
   6.000%, 11/15/07                                            105         107
   5.900%, 11/15/06                                            190         192
  Moon Area School District (GO) (FGIC)
   Series A (A)
   5.202%, 11/15/11                                          1,520       1,176
  North Huntingdon Township (RB) (AMBAC)
   5.500%, 04/01/15                                          1,025       1,132
  North Wales Water Authority (RB) (FGIC)
   5.000%, 11/01/13                                            400         421
  Northampton County (GO)
   5.125%, 08/15/17                                            735         780
  Northampton County, General Purpose
   Authority (GO)
   5.250%, 10/01/15                                          1,000       1,126
  Oxford Area School District (GO) (FGIC)
   Series A
   5.500%, 02/15/13                                            690         775
  Parkland School District (GO) (FGIC)
   5.375%, 09/01/14                                          1,000       1,138
  Pennsylvania Convention Center Authority
   (RB) (ETM) (FGIC) Series A
   6.000%, 09/01/19                                          2,000       2,401
  Pennsylvania State (GO) (AMBAC)
   5.125%, 09/15/08                                            500         531
  Pennsylvania State (GO) Second Series
   5.000%, 08/01/15                                          1,000       1,081
  Pennsylvania State Higher Educational
   Facilities Authority (RB) (AMBAC)
   5.000%, 06/15/10                                          1,000       1,090
  Pennsylvania State Higher Educational
   Facilities Authority, La Salle University
   Project (RB) (MBIA)
   5.625%, 05/01/17                                            500         522
  Pennsylvania State Higher Educational
   Facilities Authority, University of
   Pennsylvania Project (RB) Series A
   5.550%, 09/01/09                                          1,300       1,322
  Pennsylvania State Housing Finance Agency,
   Residential Development Section 8
   Project (RB)
   2.950%, 07/01/05                                          1,000       1,001
  Pennsylvania State Industrial Development
   Authority, Economic Development Project
   (RB) (AMBAC)
   5.800%, 07/01/09                                            700         779
  Pennsylvania State Infrastructure Investment
   Authority, Pennvest Lane Pool Project
   (RB) (MBIA)
   5.625%, 09/01/13                                            725         771

ARMADA TAX FREE BOND FUNDS
SCHEDULE OF INVESTMENTS


ARMADA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
FEBRUARY 28, 2005 (UNAUDITED)


--------------------------------------------------------------------------------
                                                              Par       Value
                                                             (000)      (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Pennsylvania State Intergovernmental
   Cooperative Authority, Special Tax, City of
   Philadelphia Funding Program
   (RB) (FGIC)
   5.250%, 06/15/12                                         $  500    $    541
   5.250%, 06/15/14                                          1,100       1,184
   5.250%, 06/15/17                                            500         537
  Pennsylvania State University (GO)
   5.000%, 03/01/13                                          1,000       1,100
  Pennsylvania State University (RB)
   5.250%, 08/15/11                                            475         528
   5.250%, 08/15/13                                          1,000       1,119
  Pennsylvania State University (RB) Series A
   4.900%, 08/15/10                                            200         213
  Perkiomen Valley School District (GO) (FSA)
   5.000%, 02/01/17                                            100         104
  Philadelphia Hospital Authority, Graduate
   Hospital Project (RB) (ETM)
   7.000%, 07/01/10                                            235         260
  Philadelphia Hospital Authority, Thomas
   Jefferson University Hospital Project
   (RB) (ETM)
   7.000%, 07/01/08                                            130         140
  Philadelphia Parking Authority (RB)
   (AMBAC)
   5.125%, 02/01/09                                            250         270
  Philadelphia Redevelopment Authority,
   Neighborhood Tranformation Project
   (RB) (FGIC) Series A
   5.000%, 04/15/09                                            320         345
  Philadelphia Water & Waste Water Authority
   (RB) (MBIA)
   6.250%, 08/01/08                                            500         555
   6.250%, 08/01/11                                            200         233
   5.500%, 06/15/07                                          1,500       1,594
  Pittsburgh & Allegheny County Public
   Auditorium, Regional Asset District Sales
   Tax (RB) (AMBAC)
   5.250%, 02/01/14                                            500         541
  Pittsburgh Area School District (GO) (FSA)
   Series A
   5.250%, 09/01/12                                          2,000       2,235
  Pittsburgh Public Parking Authority
   (RB) (AMBAC)
   6.000%, 12/01/09                                            945       1,070
  Pittsburgh Water & Sewer Authority
   (RB) (AMBAC)
   5.000%, 12/01/14                                            185         201
  Pittsburgh Water & Sewer Authority
   (RB) (FGIC) Series A
   5.000%, 09/01/18                                            570         596
  Scranton-Lackawanna Health & Welfare
   Authority (RB) (ETM)
   6.625%, 07/01/09                                            275         297
  Southeastern Transportation Authority
   (RB) (FGIC) Series A
   5.250%, 03/01/17                                          1,070       1,143


--------------------------------------------------------------------------------
                                                    Number of Shares/   Value
                                                        Par (000)       (000)
--------------------------------------------------------------------------------
  State Public School Building Authority,
   Delaware County Community College
   Project (RB) (MBIA)
   5.750%, 10/01/16                                         $  150    $    168
  Washington County Lease Authority,
   Special Sub-Series (RB) (ETM)
   7.875%, 12/15/18                                          1,000       1,393
  West Mifflin Sewer Authority (RB) (MBIA)
   5.000%, 08/01/14                                            250         264
  West Whiteland Municipal Sewer Authority
   (RB) (ETM)
   6.400%, 09/15/13                                            240         277
                                                                      --------
                                                                        48,764
--------------------------------------------------------------------------------
PUERTO RICO -- 3.6%
  Commonwealth of Puerto Rico (GO) (MBIA)
   6.250%, 07/01/12                                            500         590
  Commonwealth of Puerto Rico Aqueduct &
   Sewer Authority (RB) (MBIA)
   6.000%, 07/01/07                                          1,000       1,076
  Puerto Rico Housing Finance Authority,
   Multi-Family Housing Mortgage Project
   (RB) (FHA)
   7.400%, 04/01/07                                            105         105
   7.300%, 10/01/06                                            100          99
                                                                      --------
                                                                         1,870
--------------------------------------------------------------------------------

Total Municipal Bonds (Cost $48,319)                                    50,634
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 3.1%
  Armada Pennsylvania Tax-Exempt Money
   Market, Class I+                                      1,646,284       1,646
--------------------------------------------------------------------------------
Total Affiliated Money Market Fund (Cost $1,646)                         1,646
--------------------------------------------------------------------------------

Total Investments -- 99.2% (Cost $ 49,965)*                             52,280
--------------------------------------------------------------------------------

Other Assets & Liabilities -- 0.8%                                         422
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                             $52,702
--------------------------------------------------------------------------------
* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $49,965.
     GROSS UNREALIZED APPRECIATION (000)        $2,390
     GROSS UNREALIZED DEPRECIATION (000)           (75)
                                                ------
     NET UNREALIZED APPRECIATION (000)          $2,315
                                                ======

+ PURSUANT TO AN EXEMPTIVE ORDER ISSUED BY THE SEC, THE FUND MAY INVEST IN AFFILIATED MONEY MARKET FUNDS, PROVIDED THAT INVESTMENTS IN THE MONEY MARKET FUNDS DO NOT EXCEED 25% OF THE INVESTING FUND'S TOTAL ASSETS.
(A) ZERO COUPON BOND. RATE SHOWN IS THE EFFECTIVE YIELD AT PURCHASE DATE.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
ETM -- ESCROWED TO MATURITY
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FHA -- FEDERAL HOUSING AUTHORITY
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND

SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS


ARMADA GOVERNMENT MONEY MARKET FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                              Par       Value
                                                             (000)      (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 72.7%
FEDERAL FARM CREDIT BANK -- 13.5%
  Federal Farm Credit Bank (DN)+
   2.450%, 04/08/05                                       $ 13,000    $ 12,966
  Federal Farm Credit Bank (FRN)
   2.540%, 04/25/05                                         25,000      25,000
   2.490%, 06/01/05                                         25,000      25,000
   2.520%, 06/10/05                                         25,000      25,000
   2.540%, 06/15/05                                         25,000      25,000
   2.498%, 10/20/05                                         20,000      19,996
  Federal Farm Credit Bank (MTN)
   1.300%, 03/01/05                                         10,000      10,000
   1.125%, 03/15/05                                         20,000      20,000
   1.450%, 04/22/05                                          4,850       4,850
                                                                      --------
                                                                       167,812
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK -- 17.6%
  Federal Home Loan Bank (DN)+
   2.290%, 03/02/05                                         11,980      11,979
   2.050%, 03/15/05                                         20,000      19,984
   1.940%, 03/18/05                                         20,000      19,982
  Federal Home Loan Bank (FRN)
   2.450%, 03/21/05                                         20,000      20,000
   2.550%, 04/07/05                                         25,000      25,000
   2.570%, 04/25/05                                         20,855      20,856
   2.485%, 10/05/05                                         15,000      14,997
   2.680%, 05/16/06                                         15,000      14,988
  Federal Home Loan Bank (MTN)
   1.600%, 03/01/05                                         10,000      10,000
   1.305%, 04/22/05                                         10,000      10,000
   1.300%, 04/27/05                                         10,000      10,000
   1.625%, 06/15/05                                         16,950      16,895
   1.520%, 07/14/05                                          7,100       7,064
   1.450%, 07/22/05                                          8,000       7,955
   3.000%, 08/15/05                                         10,000      10,003
                                                                      --------
                                                                       219,703
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 20.5%
  Federal Home Loan Mortgage Corporation (DN)+
   2.230%, 03/01/05                                         20,000      20,000
   2.045%, 03/07/05                                         15,000      14,995
   2.350%, 03/08/05                                         25,000      24,988
   2.350%, 03/14/05                                          4,600       4,596
   2.313%, 03/21/05                                         10,000       9,987
   2.420%, 03/22/05                                         25,000      24,965
   2.448%, 03/29/05                                         35,000      34,934
   2.480%, 04/05/05                                         30,000      29,928
   2.409%, 04/12/05                                         45,850      45,721
   2.480%, 04/26/05                                         15,000      14,942
   2.515%, 05/09/05                                         15,000      14,928
   2.710%, 06/17/05                                         15,000      14,878
                                                                      --------
                                                                       254,862
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                    Number of Shares/   Value
                                                        Par (000)       (000)
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 21.1%
  Federal National Mortgage Association (DN)+
   2.262%, 03/02/05                                       $ 25,786    $ 25,784
   2.050%, 03/09/05                                         27,000      26,988
   2.458%, 03/30/05                                         20,000      19,960
   2.352%, 04/06/05                                         25,658      25,598
   2.525%, 04/13/05                                         15,000      14,955
   2.560%, 04/20/05                                         15,000      14,947
   2.582%, 04/27/05                                         20,000      19,918
   2.520%, 05/04/05                                         20,000      19,910
   2.690%, 05/18/05                                         20,000      19,883
   2.600%, 05/27/05                                          2,700       2,683
   2.702%, 06/01/05                                         11,800      11,718
   2.680%, 06/02/05                                         10,000       9,931
   2.790%, 07/13/05                                         20,000      19,792
  Federal National Mortgage Association (FRN)
   2.553%, 08/29/05                                         15,000      14,996
   2.745%, 05/22/06                                         10,000       9,995
  Federal National Mortgage Association (MTN)
   1.550%, 05/04/05                                          5,000       5,000
                                                                      --------
                                                                       262,058
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations
  (Cost $904,435)                                                      904,435
--------------------------------------------------------------------------------
MONEY MARKET FUND -- 0.7%
  Goldman Sachs Financial Square
   Government Money Market Fund                          8,513,728       8,514
--------------------------------------------------------------------------------

Total Money Market Fund (Cost $8,514)                                    8,514
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 26.7%
  Bank of America
   2.63% (dated 2/28/05,
   matures 3/1/05,
   repurchase price $131,009,570,
   collateralized by various
   government obligations:
   market value $133,620,001)                             $131,000     131,000
  Goldman Sachs
   2.62% (dated 2/28/05,
   matures 3/1/05,
   repurchase price $50,003,639,
   collateralized by various
   government obligations:
   market value $51,001,111)                                50,000      50,000
  Greenwich Capital
   2.65% (dated 2/28/05,
   matures 3/1/05,
   repurchase price $103,007,582,
   collateralized by various
   government obligations:
   market value $105,061,933)                              103,000     103,000

ARMADA MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS


ARMADA GOVERNMENT MONEY MARKET FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                              Par       Value
                                                             (000)      (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- CONTINUED
REPURCHASE AGREEMENTS -- CONTINUED
  JP Morgan Chase
   2.61% (dated 2/28/05,
   matures 3/1/05,
   repurchase price $48,003,480,
   collateralized by various
   government obligations:
   market value $48,960,885)                              $ 48,000    $ 48,000
--------------------------------------------------------------------------------

Total Repurchase Agreements (Cost $332,000)                            332,000
--------------------------------------------------------------------------------

Total Investments -- 100.1% (Cost $ 1,244,948)*                      1,244,949
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (0.1)%                                      (905)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                          $1,244,044
--------------------------------------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
+ EFFECTIVE YIELD AT PURCHASE DATE.
DN -- DISCOUNT NOTE
FRN -- FLOATING RATE NOTE: THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS
       THE RATE IN EFFECT ON FEBRUARY 28, 2005, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE. THE RATE FLOATS ON A PREDETERMINED INDEX.
MTN -- MEDIUM TERM NOTE

SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS


ARMADA MONEY MARKET FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                             Par       Value
                                                            (000)      (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 37.9%
BANKS -- 8.0%
  ANZ
   2.420%, 04/07/05                                       $ 25,000   $  24,938
   2.740%, 06/08/05                                         30,000      29,774
  Danske Corp.
   2.440%, 03/23/05                                         25,000      24,963
   2.630%, 04/18/05                                          3,000       2,989
   2.740%, 06/06/05                                         30,000      29,779
  Lloyds Bank
   2.610%, 05/13/05                                         30,000      29,841
  Rabobank USA Financial Corp.
   2.560%, 04/18/05                                         30,000      29,898
  Societe Generale North America
   2.560%, 05/05/05                                         30,000      29,861
  Svenska Handelsbanken
   2.480%, 04/05/05                                         30,000      29,928
   2.785%, 06/17/05                                         30,000      29,749
                                                                     ---------
                                                                       261,720
--------------------------------------------------------------------------------
FINANCE-AUTOMOTIVE -- 2.8%
  DaimlerChrysler Revolving Auto Conduit
   2.730%, 05/16/05                                         33,000      32,810
  FCAR Owner Trust
   2.360%, 03/04/05                                         30,000      29,994
   2.620%, 04/04/05                                         18,000      17,955
   2.750%, 06/03/05                                         12,000      11,914
                                                                     ---------
                                                                        92,673
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKING/BROKERAGE -- 0.9%
  Goldman Sachs
   2.830%, 05/26/05                                         30,000      29,797
--------------------------------------------------------------------------------
FINANCIAL CONDUITS -- 16.7%
  Amstel Funding
   2.380%, 03/07/05                                         30,000      29,988
   2.670%, 05/02/05                                         20,000      19,908
   2.850%, 06/17/05                                         17,719      17,568
  Blue Ridge Asset Funding
   2.600%, 04/20/05                                         30,000      29,892
  Edison Asset Securitization
   2.660%, 05/02/05                                         16,200      16,126
  Galaxy Funding
   2.480%, 03/28/05                                         15,000      14,972
   2.570%, 04/13/05                                         14,000      13,957
   2.790%, 05/24/05                                          9,000       8,941
   2.790%, 05/26/05                                         21,000      20,860
  Gemini Securitization
   2.410%, 03/01/05                                         30,000      30,000
   2.620%, 04/25/05                                         25,000      24,900
  Giro Funding
   2.430%, 03/15/05                                         30,000      29,972
  Market Street Funding
   2.530%, 03/18/05                                         30,000      29,964
   2.550%, 03/23/05                                         30,000      29,953
  Moat Funding
   2.530%, 04/04/05                                         30,000      29,928


--------------------------------------------------------------------------------
                                                             Par       Value
                                                            (000)      (000)
--------------------------------------------------------------------------------
  Old Line Funding
   2.470%, 03/07/05                                       $ 15,761   $  15,755
   2.630%, 04/08/05                                         20,460      20,403
  Public Square Funding
   2.610%, 03/01/05                                         72,000      72,000
  Sheffield Receivables Corp.
   2.600%, 04/21/05                                          9,060       9,027
   2.620%, 04/26/05                                         20,000      19,918
  Three Pillars Funding
   2.570%, 04/14/05                                         15,099      15,052
   2.670%, 04/29/05                                         15,000      14,934
  Three Rivers Funding
   2.530%, 03/16/05                                         30,000      29,968
                                                                     ---------
                                                                       543,986
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 8.9%
  Allianz Finance Corp.
   2.390%, 03/07/05                                         30,000      29,988
   2.590%, 04/05/05                                         30,000      29,924
  Dexia Delaware LLC
   2.345%, 03/03/05                                         30,000      29,996
   2.670%, 05/09/05                                         30,000      29,847
  HBOS Treasury Services
   2.430%, 03/15/05                                         30,000      29,972
   2.770%, 07/29/05                                         25,000      25,007
  ING Funding LLC
   2.455%, 04/01/05                                         20,000      19,958
   2.670%, 05/04/05                                         20,000      19,905
   2.690%, 05/27/05                                         10,000       9,935
  Perry Global LLC
   2.610%, 04/18/05                                         30,000      29,896
  Siemens Capital Corp.
   2.650%, 05/05/05                                         30,000      29,856
  UBS Finance
   2.620%, 05/05/05                                          7,400       7,365
                                                                     ---------
                                                                       291,649
--------------------------------------------------------------------------------
INDUSTRIAL -- 0.6%
  3M
   2.640%, 05/25/05                                         20,000      19,875
--------------------------------------------------------------------------------

Total Commercial Paper (Cost $1,239,700)                             1,239,700
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 4.3%
  ABN AMRO Bank Chicago (FRN)
   2.515%, 03/18/05                                         10,000      10,000
  Barclays PLC (FRN)
   2.518%, 03/14/05                                         25,000      25,000
   2.518%, 03/24/05                                         15,000      15,000
  Credit Suisse First Boston (FRN)
   2.540%, 04/05/05                                         40,000      39,999
  HSBC Bank
   2.710%, 05/09/05                                         20,000      20,001
  Toronto Dominion Bank
   2.510%, 04/04/05                                         30,000      30,000
--------------------------------------------------------------------------------

Total Certificates of Deposit (Cost $140,000)                          140,000
--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS


ARMADA MONEY MARKET FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                             Par       Value
                                                            (000)      (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 29.4%
FEDERAL HOME LOAN BANK -- 5.3%
  Federal Home Loan Bank (DN)+
   1.940%, 03/18/05                                       $ 35,000   $  34,968
   1.400%, 04/01/05                                         10,300      10,300
   1.625%, 04/15/05                                         21,000      20,979
   2.570%, 04/20/05                                         10,000       9,964
   2.565%, 04/27/05                                         25,000      24,898
  Federal Home Loan Bank (MTN)
   1.300%, 04/27/05                                         20,000      20,000
   1.350%, 04/29/05                                         20,000      20,000
   1.500%, 05/04/05                                         10,000      10,000
   3.000%, 08/15/05                                         21,200      21,206
                                                                     ---------
                                                                       172,315
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 13.1%
  Federal Home Loan Mortgage Corporation (DN)+
   2.300%, 03/01/05                                         25,000      25,000
   2.045%, 03/07/05                                         25,000      24,991
   2.384%, 03/22/05                                         60,000      59,917
   2.460%, 03/29/05                                         50,000      49,904
   2.453%, 04/05/05                                         60,000      59,857
   2.446%, 04/12/05                                         63,248      63,068
   2.560%, 04/19/05                                         30,786      30,679
   2.615%, 05/16/05                                         25,000      24,862
   2.625%, 05/23/05                                         25,000      24,849
   2.665%, 06/06/05                                         21,274      21,121
   2.710%, 06/17/05                                         20,000      19,837
   2.720%, 06/30/05                                         23,000      22,790
                                                                     ---------
                                                                       426,875
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 11.0%
  Federal National Mortgage Association (DN)+
   2.321%, 03/02/05                                         60,000      59,996
   2.050%, 03/09/05                                         58,559      58,532
   2.475%, 04/01/05                                         30,000      29,936
   2.490%, 04/06/05                                         30,000      29,925
   2.530%, 04/13/05                                         22,000      21,934
   2.582%, 04/27/05                                         20,000      19,918
   2.510%, 05/04/05                                         30,000      29,866
   2.550%, 05/18/05                                         35,000      34,807
   2.660%, 06/01/05                                         25,000      24,830
  Federal National Mortgage Association (MTN)
   1.400%, 03/29/05                                         20,000      20,000
   1.400%, 05/03/05                                         20,000      20,000
   1.550%, 05/04/05                                         10,000      10,000
                                                                     ---------
                                                                       359,744
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations
  (Cost $958,934)                                                      958,934
--------------------------------------------------------------------------------
CORPORATE BONDS -- 11.2%
BANKS -- 3.3%
  Bank of Nova Scotia (FRN)
   2.550%, 06/24/05                                         31,300      31,298


--------------------------------------------------------------------------------
                                                    Number of Shares/   Value
                                                        Par (000)       (000)
--------------------------------------------------------------------------------
  Bayerische Landesbank (FRN)
   2.690%, 07/25/05                                       $ 25,000   $  25,010
  Fifth Third Bank (FRN)
   2.603%, 07/26/05                                         25,000      25,001
  Royal Bank of Canada (FRN)
   2.600%, 06/27/05                                         25,000      24,998
                                                                     ---------
                                                                       106,307
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 4.9%
  Bear Stearns (FRN)
   2.560%, 06/02/05                                         20,000      20,011
  General Electric Capital
   2.615%, 03/15/05                                         24,355      24,356
  Greenwich Capital (FRN)
   2.550%, 06/07/05                                         30,000      30,000
  Merrill Lynch (MTN) (FRN)
   2.990%, 03/08/05                                         42,000      42,004
  UBS AG Stamford (FRN)
   2.470%, 07/05/05                                         20,000      19,994
  Wells Fargo
   2.570%, 03/24/05                                         25,000      25,002
                                                                     ---------
                                                                       161,367
--------------------------------------------------------------------------------
INSURANCE -- 3.0%
  Allstate Financial Global Funding (FRN)
   2.880%, 03/22/05                                         42,000      42,007
   2.880%, 05/20/05                                         10,200      10,206
  ASIF Global (FRN)
   2.600%, 09/02/05                                          6,000       6,007
  Travelers Life & Annuity Funding
   Agreement (FRN) (A)
   2.591%, 09/16/05                                         40,000      40,000
                                                                     ---------
                                                                        98,220
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $365,894)                                  365,894
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 0.2%
GEORGIA -- 0.2%
  Savannah College Art & Design (RB) (VRDN)
   2.655%, 04/01/24                                          7,800       7,800
--------------------------------------------------------------------------------

Total Municipal Securities (Cost $7,800)                                 7,800
--------------------------------------------------------------------------------
MONEY MARKET FUND -- 0.3%
  Goldman Sachs Financial Square Prime
   Obligation Money Market Fund                          9,700,088       9,700
--------------------------------------------------------------------------------

Total Money Market Fund (Cost $9,700)                                    9,700
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 16.8%
  Bank of America
   2.63% (dated 2/28/05,
   matures 3/01/05,
   repurchase price $228,016,657,
   collateralized by various
   government obligations:
   total market value $232,560,001)                       $228,000     228,000

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SCHEDULE OF INVESTMENTS


ARMADA MONEY MARKET FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                        Par            Value
                                                       (000)           (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
  Goldman Sachs
   2.62% (dated 2/28/05,
   matures 3/01/05,
   repurchase price $150,010,917,
   collateralized by various
   government obligations:
   total market value $153,000,430)                  $150,000       $  150,000
  Greenwich Capital
   2.65% (dated 2/28/05,
   matures 3/01/05,
   repurchase price $53,003,901,
   collateralized by various
   government obligations:
   total market value $54,061,119)                     53,000           53,000
  Morgan Stanley
   2.62% (dated 2/28/05,
   matures 3/01/05,
   repurchase price $117,008,515,
   collateralized by various
   government obligations:
   total market value $119,763,276)                   117,000          117,000
--------------------------------------------------------------------------------

Total Repurchase Agreements (Cost $548,000)                            548,000
--------------------------------------------------------------------------------

Total Investments -- 100.1% (Cost $ 3,270,028)*                      3,270,028
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (0.1)%                                    (2,806)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                          $3,267,222
--------------------------------------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
+ EFFECTIVE YIELD AT PURCHASE DATE.
(A) ILLIQUID SECURITY
DN -- DISCOUNT NOTE
FRN -- FLOATING RATE NOTE: THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS
       THE RATE IN EFFECT ON FEBRUARY 28, 2005, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE. THE RATE FLOATS ON A PREDETERMINED INDEX.
LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE
PLC -- PUBLIC LIABILITY COMPANY
RB -- REVENUE BOND
VRDN -- VARIABLE RATE DEMAND NOTE: THE RATE REFLECTED ON THE SCHEDULE OF
        INVESTMENTS IS THE RATE IN EFFECT ON FEBRUARY 28, 2005, AND THE DATE REPORTED IS THE FINAL MATURITY DATE NOT THE NEXT RESET OR PUT DATE.

SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

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SCHEDULE OF INVESTMENTS


ARMADA OHIO MUNICIPAL MONEY MARKET FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                             Par       Value
                                                            (000)      (000)
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 100.2%
OHIO -- 100.2%
  Akron (BAN) (GO)
   2.750%, 11/03/05                                        $ 3,500    $  3,520
  Allen County (BAN) (GO)
   1.950%, 09/07/05                                          1,300       1,301
  Allen County Health Care Facilities,
   Mennonite Memorial Home Project
   (RB) (LOC - Wells Fargo Bank) (VRDN)
   1.870%, 02/01/18                                          2,675       2,675
  Blue Ash, Reed Hartman Highway Project
   (BAN) (GO)
   2.350%, 11/15/05                                          1,000       1,000
  Butler County (BAN) (GO) Series A
   2.000%, 03/11/05                                          2,060       2,061
  Butler County (BAN) (GO) Series D
   2.750%, 09/22/05                                          1,000       1,006
  Butler County (BAN) (GO) Series F
   2.250%, 09/22/05                                          1,700       1,704
  Butler County Waterworks Improvement
   (BAN) (GO)
   2.500%, 03/11/05                                          1,750       1,751
  Cleveland Cuyahoga County Port
   Authority, Education Facility Laurel
   School Project (RB) (LOC - Key Bank)
   (VRDN)
   1.940%, 06/01/24                                          4,500       4,500
  Cleveland Waterworks (RB) Series L
   (FGIC) (VRDN)
   1.860%, 01/01/33                                          7,625       7,625
  Columbus (GO) Series 1 (VRDN)
   1.830%, 06/01/16                                          3,400       3,400
  Columbus Public Facilites, Valorem
   Property Project, Series 1 (VRDN)
   1.830%, 12/01/17                                          2,265       2,265
  Columbus Sewer & Water Improvement
   Authority (RB) (VRDN)
   1.860%, 06/01/11                                          7,500       7,500
  Coshocton County Hospital Facilities
   Authority, Memorial Hospital Project
   (RB) (LOC - Bank of Chicago) (VRDN)
   1.870%, 03/01/19                                          1,100       1,100
  Cuyahoga County Civic Facility, Oriana
   Services Project (RB) (LOC - Bank One)
   (VRDN)
   1.970%, 04/01/16                                          1,735       1,735
  Cuyahoga County Economic Development
   Authority, Cleveland Animal League
   Project (RB) (LOC-Fifth Third Bank)
   (VRDN)
   1.880%, 10/01/22                                          1,870       1,870
  Cuyahoga County Economic Development
   Authority, Gilmour Academy Project
   (RB) (LOC - Fifth Third Bank) (VRDN)
   1.880%, 02/01/22                                          2,100       2,100


--------------------------------------------------------------------------------
                                                             Par       Value
                                                            (000)      (000)
--------------------------------------------------------------------------------
  Cuyahoga County Economic Development
   Authority, Magnificat High School
   Project (RB) (LOC - Fifth Third Bank)
   (VRDN)
   1.870%, 06/01/30                                        $ 1,900    $  1,900
  Cuyahoga County Economic Development
   Authority, Positive Education Program
   (RB) (LOC - Key Bank) (VRDN)
   1.940%, 08/01/20                                          2,695       2,695
  Cuyahoga County Port Authority, Euclid
   Garage Office Project (RB) (LOC - Fifth
   Third Bank) (VRDN)
   1.870%, 01/01/34                                          8,360       8,360
  Dublin City School District (BAN) (GO)
   2.120%, 10/13/05                                          2,000       2,004
  Fairfield Township Road Improvement
   Notes (GO)
   2.250%, 07/14/05                                          1,500       1,502
  Franklin County Health Care Facility,
   Creekside At The Village Project (RB)
   (LOC - Key Bank) (VRDN)
   1.890%, 05/01/34                                          2,435       2,435
  Franklin County Health Care Facility,
   Friendship Village of Dublin Project
   (RB) Series B (LOC - Lasalle Bank)
   (VRDN)
   1.870%, 11/01/34                                          7,120       7,120
  Franklin County Hospital Authority, Holy
   Cross Health Systems Project (RB)
   (VRDN)
   1.880%, 06/01/16                                          3,195       3,195
  Franklin County Industrial Development
   Revenue Authority, Bricker & Eckler
   Project (RB) (LOC - Bank One) (VRDN)
   1.950%, 11/01/14                                          1,800       1,800
  Franklin County, Trinity Health Credit
   Group Project (RB) Series F (VRDN)
   1.880%, 12/01/30                                          3,350       3,350
  Gates Mills (BAN) (GO)
   2.250%, 06/16/05                                          2,000       2,003
  Geauga County (BAN) (GO)
   2.000%, 03/03/05                                          1,000       1,000
   2.500%, 12/08/05                                          1,800       1,804
  Geauga County Health Care Facilities,
   Montefiore Housing Corporation Project
   (RB) (LOC - Key Bank) (VRDN)
   1.940%, 01/01/26                                          1,940       1,940
  Green County (BAN) (GO) Series C
   2.250%, 05/27/05                                          2,655       2,658
  Hamilton County Economic Development
   Authority, Cincinnati Arts Association
   Project (RB) (LOC - Fifth Third Bank)
   (VRDN)
   1.880%, 11/01/23                                          1,000       1,000
  Hamilton County Economic Development
   Authority, Cincinnati-Hamilton Project
   (RB) (LOC - Fifth Third Bank) (VRDN)
   1.880%, 09/01/25                                            835         835

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SCHEDULE OF INVESTMENTS


ARMADA OHIO MUNICIPAL MONEY MARKET FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                             Par       Value
                                                            (000)      (000)
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- CONTINUED
OHIO -- CONTINUED
  Hamilton County Economic Development
   Authority, Taft Museum Project (RB)
   (LOC - Fifth Third Bank) (VRDN)
   1.880%, 05/01/27                                        $ 4,900    $  4,900
  Hamilton County Economic Development,
   Jordon Complex Project (RB)
   (LOC - Fifth Third Bank) (VRDN)
   1.880%, 12/01/24                                          1,000       1,000
  Hamilton County Economic Development,
   Saint Xavier High School Project (RB)
   (LOC - Fifth Third Bank) (VRDN)
   1.860%, 04/01/28                                          4,000       4,000
  Hamilton County Health Care Facilities
   Authority, Twin Towers & Twin Lakes
   Project (RB) (LOC - U.S. Bank) (VRDN)
   1.890%, 07/01/23                                          3,000       3,000
  Hunting Valley (BAN) (GO)
   2.250%, 10/06/05                                          1,000       1,003
  Independence County (BAN) (GO)
   2.250%, 05/11/05                                          1,500       1,503
  Jefferson Local School District Madison
   County (BAN) (GO)
   2.590%, 11/29/05                                          2,300       2,308
  Lake County (BAN) (GO)
   1.118%, 04/14/05                                          2,000       2,002
  Lakewood City School District
   (BAN) (GO)
   2.000%, 09/14/05                                          5,000       5,009
  Licking Heights Local School District
   (BAN) (GO)
   3.000%, 08/30/05                                          2,250       2,260
  Lima Hospital Facilities Authority, Lima
   Memorial Hospital Project (RB)
   (LOC - Bank One) (VRDN)
   1.940%, 12/01/10                                          1,215       1,215
   1.970%, 06/01/33                                          2,400       2,400
  Ohio State (GO) (VRDN)
   1.860%, 02/01/19                                          4,700       4,700
  Ohio State (GO) Series B (VRDN)
   1.860%, 08/01/17                                          8,515       8,515
  Ohio State Air Quality Development
   Authority, Ohio Edison Project (RB)
   Series A (LOC- Wachovia Bank) (VRDN)
   1.870%, 02/01/14                                          1,100       1,100
  Ohio State Air Quality Pollution Control
   Development Authority, Sohio Air
   Project (RB) (VRDN)
   1.790%, 05/01/22                                          5,400       5,400
  Ohio State Air Quality Pollution Control
   Development Authority, Sohio Water
   Project (RB) (VRDN)
   1.810%, 05/01/22                                          2,110       2,110


--------------------------------------------------------------------------------
                                                             Par       Value
                                                            (000)      (000)
--------------------------------------------------------------------------------
  Ohio State Air Quality Pollution Control
   Development Authority, Timken
   Company Project (RB)
   (LOC - Key Bank) (VRDN)
   1.870%, 06/01/33                                        $ 6,000    $  6,000
  Ohio State Air Quality Pollution Control
   Development Authority, Toledo Edison
   Project (RB) Series A
   (LOC - Wachovia Bank) (VRDN)
   1.830%, 06/01/23                                         20,700      20,700
  Ohio State Economic Development
   Authority, YMCA Greater Cincinnati
   Project (RB) (LOC - Bank One) (VRDN)
   1.870%, 11/01/21                                          4,600       4,600
  Ohio State Higher Education (TECP)
   1.900%, 04/04/05                                          5,000       5,000
  Ohio State Higher Educational Facilities
   Authority, Ashland University Project
   (RB) (LOC - Key Bank) (VRDN)
   1.900%, 09/01/24                                          4,300       4,300
  Ohio State Higher Educational Facilities
   Authority, Case Western Reserve
   University Project (RB) Series A (VRDN)
   1.860%, 10/01/31                                         13,600      13,600
   1.830%, 10/01/31                                          6,450       6,450
  Ohio State Higher Educational Facilities
   Authority, Kenyon College Project (RB)
   Series K (LOC - Bank One) (VRDN)
   1.920%, 08/01/33                                          1,100       1,100
  Ohio State Higher Educational Facilities
   Authority, Pooled Financing Program
   (RB) Series A (LOC - Fifth Third Bank)
   (VRDN)
   1.870%, 09/01/24                                          3,760       3,760
   1.920%, 09/01/26                                          4,515       4,515
  Ohio State Higher Educational Facilities
   Authority, Pooled Financing Program
   Project (RB) Series A
   (LOC - Fifth Third Bank) (VRDN)
   1.870%, 09/01/27                                            505         505
  Ohio State Higher Educational Facilities
   Authority, Xavier University Project (RB)
   (LOC - U.S. Bank) (VRDN)
   1.820%, 05/01/15                                          5,400       5,400
  Ohio State Higher Educational Facilities
   Authority, Xavier University Project
   (RB) Series B (LOC - U.S. Bank) (VRDN)
   1.820%, 11/01/30                                         11,100      11,100
  Ohio State Infrastructure (GO) Series A
   1.860%, 02/01/23                                          8,200       8,200
  Ohio State University (TECP) Series C
   1.880%, 03/09/05                                          2,000       2,000
  Ohio State University General Receipts
   (RB) (VRDN)
   1.860%, 12/01/21                                          2,000       2,000
   1.870%, 12/01/27                                          6,775       6,775
   1.860%, 12/01/31                                          3,745       3,745

ARMADA MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS


ARMADA OHIO MUNICIPAL MONEY MARKET FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                             Par       Value
                                                            (000)      (000)
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- CONTINUED
OHIO -- CONTINUED
  Ohio State University General Receipts
   (TECP) Series F
   1.800%, 04/07/05                                        $ 4,500    $  4,500
  Ohio State Universtiy General Receipts
   (RB) Series B
   2.000%, 06/01/05                                          1,140       1,140
  Ohio State Water Development Authority,
   Pollution Control Facilities,  Cleveland
   Electric Illuminating Project (RB)
   Series B (LOC - Barclays Bank) (VRDN)
   1.870%, 08/01/20                                          6,900       6,900
  Ohio State Water Development Authority,
   Pollution Control Facilities, Water
   Control Quality Project (RB) (MBIA)
   5.250%, 06/01/05                                          1,025       1,033
  Ohio State Water Development Authority,
   Timken Company Project (RB)
   (LOC - Northern Trust Company)
   (VRDN)
   1.870%, 11/01/25                                          2,000       2,000
  Ohio State Water Development Authority,
   Timken Company Project (RB)
   (LOC - Wachovia Bank) (VRDN)
   1.870%, 05/01/07                                          3,900       3,900
  Ohio University General Receipts (RB)
   (FSA) (VRDN)
   1.870%, 12/01/26                                          1,000       1,000
  Ottawa County (BAN) (GO)
   1.500%, 04/19/05                                          1,250       1,250
  Portage County Health Care Facility,
   Hattie Larham Project (RB)
   (LOC - Bank One) (VRDN)
   2.020%, 02/01/17                                          2,185       2,185
  Richland Heights (BAN) (GO)
   1.760%, 05/05/05                                          2,085       2,086
  Rocky River, Lutheran West High School
   Project (RB) (LOC - Fifth Third Bank)
   (VRDN)
   1.880%, 12/01/22                                          2,500       2,500
  Scioto County Hospital Facilities
   Authority, Central Capital Asset Project
   (RB) Series C (AMBAC) (VRDN)
   1.850%, 12/01/25                                          1,550       1,550
  Scioto County Hospital Facilities
   Authority, Central Capital Asset Project
   (RB) Series E (AMBAC) (VRDN)
   1.850%, 12/01/25                                          1,065       1,065
  Scioto County Hospital Facilities
   Authority, VHA Central Capital Asset
   Financing Program (RB) Series 1985
   (VRDN)
   1.850%, 12/01/25                                            650         650
  Scioto County Hospital Facilities
   Authority, VHA Central Capital Asset
   Financing Program (RB) Series G
   (AMBAC) (VRDN)
   1.850%, 12/01/25                                          1,175       1,175


--------------------------------------------------------------------------------
                                                             Par       Value
                                                            (000)      (000)
--------------------------------------------------------------------------------
  Sharonville Industrial Development
   Authority, Edgecomb Metals Project
   (RB) (LOC - Wells Fargo Bank) (VRDN)
   1.870%, 11/01/09                                        $ 2,760    $  2,760
  Sidney City School District (BAN) (GO)
   2.920%, 12/14/05                                            794         798
   2.670%, 12/14/05                                          1,500       1,505
  Solon (BAN) (GO)
   2.750%, 12/01/05                                          2,325       2,337
  Toledo City Services Special Assessment
   Notes (RB) (LOC - Bank One) (VRDN)
   1.860%, 12/01/05                                          4,000       4,000
  Toledo-Lucas County Port Authority
   (RB) Series C (LOC - Sovereign Bank)
   (VRDN)
   1.870%, 05/15/38                                          5,000       5,000
  Troy City School District (BAN) (GO)
   2.750%, 06/28/05                                          2,800       2,807
  University of Toledo General Receipts
   (RB) (FGIC) (VRDN)
   1.800%, 06/01/32                                         26,080      26,080
  Upper Valley Joint Vocational School
   District (BAN) (GO)
   2.620%, 11/29/05                                          2,000       2,005
  Walnut Hills High School Alumni
   Foundation, School Improvements
   Fund (RB) (LOC - Fifth Third Bank)
   (VRDN)
   1.920%, 12/01/06                                          1,530       1,530
  Warren County Healthcare Facilities
   Authority, Otterbein Homes Project
   (RB) Series A (LOC - Fifth Third Bank)
   (VRDN)
   1.870%, 07/01/21                                          3,020       3,020
  Warren County Healthcare Facilities
   Authority, Otterbein Homes Project
   (RB) Series B (LOC - Fifth Third Bank)
   (VRDN)
   1.960%, 07/01/23                                          3,028       3,028
  Warren County Industrial Development
   Authority, Cincinnati Electric
   Illuminating Project (RB)
   (LOC - Scotia Bank) (VRDN)
   2.130%, 09/01/15                                          4,690       4,690
  Warren County Industrial Development
   Authority, Liquid Container Project
   (RB) (LOC - Bank of America) (VRDN)
   1.890%, 03/01/15                                          1,670       1,670
  Wooster Industrial Development
   Authority, Allen Group Project (RB)
   (LOC - Wachovia Bank ) (VRDN)
   1.860%, 12/01/10                                          5,200       5,200
--------------------------------------------------------------------------------

Total Municipal Securities (Cost $354,253)                             354,253
--------------------------------------------------------------------------------

ARMADA MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS


ARMADA OHIO MUNICIPAL MONEY MARKET FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                           Number      Value
                                                         of Shares     (000)
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 0.3%
  BlackRock Ohio Municipal Money
   Market Portfolio                                        162,111    $    162
  Fidelity Ohio Money Market Fund                          908,770         909
--------------------------------------------------------------------------------

Total Money Market Funds (Cost $1,071)                                   1,071
--------------------------------------------------------------------------------

Total Investments -- 100.5% (Cost $ 355,324)*                          355,324
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (0.5)%                                    (1,621)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                            $353,703
--------------------------------------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
AMBAC -- AMERICAN  MUNICIPAL BOND ASSURANCE CORPORATION
BAN -- BOND ANTICIPATION NOTE
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
LOC -- LETTER OF CREDIT
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
TECP -- TAX EXEMPT COMMERCIAL PAPER
VRDN -- VARIABLE RATE DEMAND NOTE: THE RATE REFLECTED ON THE SCHEDULE OF
        INVESTMENTS IS THE RATE IN EFFECT ON FEBRUARY 28, 2005, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.

SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS


ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                             Par       Value
                                                            (000)      (000)
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 98.5%
PENNSYLVANIA -- 98.5%
  Allegheny County Higher Education
   Building Authority, Carnegie Mellon
   University Project (RB) (VRDN)
   1.800%, 12/01/33                                         $3,800    $  3,800
  Allegheny County Hospital Development
   Authority, Health Care Dialysis Clinic
   (RB) (VRDN)
   1.870%, 12/01/19                                          3,000       3,000
  Allegheny County Industrial Development
   Authority, Carnegie Museums of
   Pittsburgh (RB) (LOC - Citizens Bank)
   (VRDN)
   1.950%, 08/01/32                                          2,000       2,000
  Beaver County Industrial Development
   Authority Pollution Control, Atlantic
   Richfield (RB) (VRDN)
   1.870%, 12/01/20                                          4,300       4,300
  Beaver County Industrial Development
   Authority Pollution Control, Toledo
   Edison Company Project (RB)
   (LOC - Barclays Bank PLC) (VRDN)
   1.860%, 06/01/30                                          6,000       6,000
  Bucks County (GO)
   7.000%, 05/01/05                                          1,500       1,513
  Butler County Industrial Development
   Authority, Concordia Lutheran Project
   (RB) Series A (LOC - Fleet Bank)
   (VRDN)
   2.500%, 05/01/05                                          1,500       1,502
  Central Bucks County School District
   Authority (GO) Series A (VRDN)
   1.900%, 02/01/20                                          1,700       1,700
  Chester County Industrial Development
   Authority, Archdiocese of Philadelphia
   (RB) (LOC - Wachovia Bank) (VRDN)
   1.800%, 07/01/31                                          1,000       1,000
  Delaware County (TECP)
   2.050%, 05/17/05                                          4,000       4,000
  Delaware County Industrial Development
   Authority, Airport Facilities United
   Parcel Service Project (RB) (VRDN)
   1.730%, 12/01/15                                          1,800       1,800
  Delaware County Industrial Development
   Authority, BP Oil Project (RB) (VRDN)
   1.790%, 12/01/09                                          2,800       2,800
   1.790%, 10/01/19                                            800         800
  Delaware County Industrial Development
   Authority, Exelon Generation Company
   Project (TECP)
   1.970%, 04/06/05                                          3,000       3,000
  Delaware County Industrial Development
   Authority, Resource Recovery, General
   Electric Capital Corporation (RB)
   Series G (VRDN)
   1.850%, 12/01/31                                          1,500       1,500


--------------------------------------------------------------------------------
                                                             Par       Value
                                                            (000)      (000)
--------------------------------------------------------------------------------
  Delaware County Regional Water Quality
   Authority (RB) (FGIC)
   3.600%, 05/01/05                                         $1,000    $  1,003
  Geisinger Health System Authority,
   Geisinger Health System (RB) (VRDN)
   1.800%, 08/01/28                                          1,650       1,650
  Harrisburg Authority, Haverford School
   District (RB) Sub-Series A (FSA) (VRDN)
   1.910%, 03/01/34                                          2,110       2,110
  Lancaster County Hospital Authority,
   Lancaster General Hospital Project (RB)
   (LOC - Fulton Bank) (VRDN)
   2.010%, 06/01/18                                          5,200       5,200
  Lancaster Industrial Development
   Authority, Student Lodging
   Incorporated (RB) (LOC - Fulton Bank)
   (VRDN)
   2.010%, 12/01/26                                          2,410       2,410
  Lebanon County Health Facilities, ECC
   Retirement Village Project (RB)
   (LOC - Northern Trust Company)
   (VRDN)
   1.900%, 10/15/25                                          3,900       3,900
  Lehigh County General Purpose Authority,
   Lehigh Valley Hospital Project (RB)
   Series A (VRDN)
   1.790%, 07/01/28                                          1,700       1,700
  Lehigh County General Purpose
   Authority, St. Lukes Hospital Project
   (RB) (LOC - Wachovia Bank) (VRDN)
   1.790%, 07/01/31                                          2,000       2,000
  Montgomery County Industrial
   Development Authority, Friends Central
   School Project (RB)
   (LOC - Wachovia Bank) (VRDN)
   1.910%, 03/01/32                                          1,130       1,130
  Montgomery County Industrial
   Development Authority, PECO Exelon
   Project (TECP)
   2.000%, 07/06/05                                          2,000       2,000
  Montgomery County Industrial
   Development Authority, PECO Exelon
   Project (TECP) Series A
   1.770%, 05/05/05                                          1,995       1,995
  New Garden General Authority, Municipal
   Pooled Financing Program (RB) Series I
   (AMBAC) (VRDN)
   1.950%, 11/01/29                                          4,400       4,400
  New Garden General Authority, Municipal
   Pooled Financing Program (RB) Series II
   (FSA) (VRDN)
   1.950%, 12/01/33                                          3,150       3,150
  Northampton County Higher Education
   Authority, Lafayette College Project (RB)
   Series B (VRDN)
   1.820%, 11/01/28                                          2,000       2,000

ARMADA MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS


ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                             Par       Value
                                                            (000)      (000)
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Pennsylvania Infrastructure Investment
   Authority, Pennvest Lane Pool Program
   (RB) (MBIA)
   6.000%, 09/01/05                                         $1,050    $  1,071
  Pennsylvania Intergovernmental
   Cooperation Authority, Philadelphia
   Funding Program, Prerefunded 6/15/05
   @100 (FGIC)
   6.750%, 06/15/05                                          1,500       1,521
  Pennsylvania State (GO)
   5.000%, 07/01/05                                          2,500       2,525
   5.125%, 09/15/05                                          2,000       2,035
  Pennsylvania State Higher Education
   Facilities Authority (RB) (AMBAC)
   Series X
   6.000%, 06/15/05                                          2,000       2,024
  Pennsylvania State Higher Education
   Facilities Authority, University of
   Pennsylvania (RB) Series B
   7.000%, 09/01/05                                          2,000       2,050
  Pennsylvania State Public School Building
   Authority, Parkland School District (RB)
   Series D (VRDN)
   1.900%, 03/01/19                                          1,135       1,135
  Pennsylvania State Turnpike Commission
   (RB) (VRDN)
   1.800%, 06/01/27                                          4,050       4,050
  Pennsylvania State Turnpike Commission
   (RB) Series A-3 (VRDN)
   1.860%, 12/01/30                                          2,000       2,000
  Pennsylvania State Turnpike Commission
   (RB) Series Q (VRDN)
   1.800%, 06/01/28                                          3,100       3,100
  Pennsylvania State University (RB)
   Series A (VRDN)
   1.870%, 04/01/31                                          2,000       2,000
  Philadelphia Hospital & Higher Education
   Facilities Authority, Childrens Hospital
   Project (RB) (VRDN)
   1.800%, 02/15/21                                          3,500       3,500
  Philadelphia Hospital & Higher Education
   Facilities Authority, Childrens Hospital
   Project (RB) Series B (VRDN)
   1.800%, 07/01/25                                          5,000       5,000
  Philadelphia Hospital & Higher Education
   Facilities Authority, Childrens Hospital
   Project (RB) Series D (VRDN)
   1.800%, 07/01/31                                          1,900       1,900
  Philadelphia Industrial Development
   Authority, 1100 Walnut Commercial
   Development (RB) (LOC - PNC Bank)
   (VRDN)
   1.900%, 12/01/14                                          3,400       3,400


--------------------------------------------------------------------------------
                                                    Number of Shares/   Value
                                                        Par (000)       (000)
--------------------------------------------------------------------------------
Philadelphia Industrial Development
 Authority, Newcourtland Elder Services
 Project (RB) (LOC - PNC Bank) (VRDN)
 1.800%, 03/01/27                                           $7,300    $  7,300
Philadelphia Industrial Development
 Authority, Pennsylvania School for the
 Deaf (RB) (LOC - Citizens Bank)
 (VRDN)
 1.900%, 11/01/32                                            4,400       4,400
Sayre Health Care Facilities Authority,
 Capital Financing Program (RB) Series I
 (VRDN)
 1.880%, 12/01/20                                            2,750       2,750
Scranton-Lackawanna Health & Welfare
 Authority, University of Scranton Project
 (RB) (LOC - PNC Bank)
 1.800%, 05/01/05                                            1,265       1,265
University of Pittsburgh, University Capital
 Project (RB) Series A (VRDN)
 1.880%, 09/15/29                                            1,100       1,100
University of Pittsburgh, University Capital
 Project (RB) Series C (VRDN)
 1.880%, 09/15/24                                            2,900       2,900
Washington County Authority, University
 of Pennsylvania Project (RB) (VRDN)
 1.830%, 07/01/34                                            2,000       2,000
York County (TRAN) (GO)
 2.750%, 06/30/05                                            2,000       2,005
--------------------------------------------------------------------------------

Total Municipal Securities (Cost $134,394)                             134,394
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 0.6%
  BlackRock Pennsylvania Municipal Money
   Market Portfolio                                          9,726          10
  Fidelity Pennsylvania Municipal Money
   Market Fund                                             798,705         799
--------------------------------------------------------------------------------

Total Money Market Funds (Cost $809)                                       809
--------------------------------------------------------------------------------

Total Investments -- 99.1% (Cost $ 135,203)*                            135,203
--------------------------------------------------------------------------------

Other Assets & Liabilities -- 0.9%                                       1,277
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                            $136,480
--------------------------------------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
LOC -- LETTER OF CREDIT
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
PLC -- PUBLIC LIABILITY COMPANY
RB -- REVENUE BOND
TECP -- TAX EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE
VRDN -- VARIABLE RATE DEMAND NOTE: THE RATE REFLECTED ON THE SCHEDULE OF
        INVESTMENTS IS THE RATE IN EFFECT ON FEBRUARY 28, 2005, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.

SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS


ARMADA TAX EXEMPT MONEY MARKET FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                              Par       Value
                                                             (000)      (000)
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 100.4%
ALABAMA -- 1.5%
  Montgomery Industrial Developmental
   Authority, General Electric Company
   Project (TECP)
   2.000%, 03/01/05                                         $10,000   $ 10,000
--------------------------------------------------------------------------------
ALASKA -- 2.0%
  Valdez Marine Terminal BP Pipeline
   Project (RB) Series A (VRDN)
   1.810%, 06/01/37                                          4,060       4,060
  Valdez Marine Terminal BP Pipeline
   Project (RB) Series B (VRDN)
   1.810%, 07/01/37                                          5,600       5,600
  Valdez Marine Terminal BP Pipeline
   Project (RB) Series C (VRDN)
   1.810%, 07/01/37                                          3,115       3,115
                                                                      --------
                                                                        12,775
--------------------------------------------------------------------------------
COLORADO -- 1.2%
  Westminster Industrial Development
   Authority, Ball Corporation Project
   (RB) (LOC - Bank One) (VRDN)
   1.870%, 06/01/05                                          8,000       8,000
--------------------------------------------------------------------------------
DELAWARE -- 0.4%
  Delaware Economic Development
   Authority, Andrews School Project
   (RB) (VRDN)
   1.870%, 09/01/32                                          2,450       2,450
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 0.6%
  District of Columbia, Field School Project
   (RB) Series B (LOC - Wachovia Bank)
   (VRDN)
   1.910%, 07/01/31                                          3,880       3,880
--------------------------------------------------------------------------------
FLORIDA -- 1.5%
  Gainesville Utilities System (TECP)
   1.910%, 03/14/05                                          9,659       9,659
--------------------------------------------------------------------------------
GEORGIA -- 3.1%
  Burke County Pollution Control (TECP)
   2.020%, 07/05/05                                          4,600       4,600
  Burke County Pollution Control,
   Oglethorpe Power Project (RB)
   (AMBAC) (VRDN)
   1.830%, 01/01/22                                          2,500       2,500
  Gainesville Redevelopment Authority,
   Riverside Military Project (RB)
   (LOC - Suntrust Bank) (VRDN)
   1.870%, 12/01/25                                          5,000       5,000
  Georgia State (GO) Series C
   6.600%, 04/01/05                                          2,000       2,009
  Monroe County Development Authority,
   Pollution Control Oglethorpe Power
   Scherer Project (RB) Series A (AMBAC)
   (VRDN)
   1.830%, 01/01/20                                          2,425       2,425


--------------------------------------------------------------------------------
                                                              Par       Value
                                                             (000)      (000)
--------------------------------------------------------------------------------
  Municipal Electric Authority, General
   Resolution Project (RB) Series B (MBIA)
   (VRDN)
   1.820%, 01/01/20                                         $3,575    $  3,575
                                                                      --------
                                                                        20,109
--------------------------------------------------------------------------------
ILLINOIS -- 5.5%
  Ilinois Finance Authority, Northwestern
   Memorial Hospital Project (RB) Series B
   (VRDN)
   1.790%, 08/15/38                                          1,500       1,500
  Illinois State (GO)
   3.000%, 06/03/05                                          5,000       5,012
  Illinois State Development Finance
   Authority, Jewish Federation Project
   (RB) (AMBAC) (VRDN)
   1.870%, 09/01/24                                          1,360       1,360
  Illinois State Development Finance
   Authority, Loyola Academy Project (RB)
   Series A (LOC - Northern Trust
   Company) (VRDN)
   1.890%, 10/01/27                                          5,000       5,000
  Illinois State Educational Facilities
   Authority, Lake Forest Open Lands
   Project (RB) (LOC - Northern Trust
   Company) (VRDN)
   1.870%, 08/01/33                                          6,100       6,100
  Illinois State Educational Facilities
   Authority, Xavier University Project
   (RB) Series A (LOC - Lasalle Bank)
   (VRDN)
   1.880%, 10/01/32                                          6,700       6,700
  Illinois State Health Facilities Authority,
   Resurrection Health System Project (RB)
   Series B (FSA) (VRDN)
   1.870%, 05/15/29                                          5,590       5,590
  Naperville, Dupage Children's Museum
   (RB) (LOC - American National B & T)
   (VRDN)
   1.870%, 06/01/30                                          2,500       2,500
  Normal County (GO) (VRDN)
   1.870%, 06/01/23                                          1,750       1,750
                                                                      --------
                                                                        35,512
--------------------------------------------------------------------------------
INDIANA -- 6.2%
  Evansville Industrial Economic
   Development Authority, Ball
   Corporation Project (RB)
   (LOC - Bank One) (VRDN)
   1.870%, 12/01/08                                          2,500       2,500
  Indiana State Development Finance
   Authority, Eitteljorg Museum Project
   (TECP)
   1.870%, 02/01/24                                          4,100       4,100

ARMADA MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS


ARMADA TAX EXEMPT MONEY MARKET FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                              Par       Value
                                                             (000)      (000)
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- CONTINUED
INDIANA -- CONTINUED
  Indiana State Development Finance
   Authority, University High School
   Project (RB) (LOC - KeyCorp) (VRDN)
   1.970%, 10/01/30                                         $4,500    $  4,500
  Indiana State Educational Facilities
   Authority, Depauw University Project
   (RB) (LOC - Northern Trust Company)
   (VRDN)
   1.800%, 07/01/32                                          3,300       3,300
  Indiana State Educational Facilities
   Authority, University of Indianapolis
   Project (RB) (LOC - Fifth Third Bank)
   (VRDN)
   1.850%, 10/01/30                                         10,000      10,000
  Indiana State Educational Facilities
   Authority, Wesleyan University Project
   (RB) (LOC - Bank of America) (VRDN)
   1.870%, 12/01/15                                          1,620       1,620
  Indiana State Health Facilities Financing
   Authority, Capital Access Program (RB)
   (LOC - Comerica Bank) (VRDN)
   1.880%, 01/01/12                                            550         550
  Marion Industrial Economic Development
   Authority, Wesleyan University Project
   (RB) (LOC - Bank One) (VRDN)
   1.870%, 06/01/30                                          5,400       5,400
  Sullivan Pollution Control Revenue,
   Hoosier Energy (TECP)
   1.860%, 04/06/05                                          4,700       4,700
  Sullivan Pollution Control Revenue,
   Hoosier Energy (TECP)
   1.860%, 04/06/05                                          3,000       3,000
                                                                      --------
                                                                        39,670
--------------------------------------------------------------------------------
IOWA -- 2.9%
  Iowa State (TRAN)
   3.000%, 06/30/05                                          4,000       4,015
  Iowa State Higher Educational Loan
   Authority, Dubuque University Project
   (RAN) Series C (LOC - Bank of America)
   3.000%, 05/24/05                                          4,000       4,012
  Iowa State Higher Educational Loan
   Authority, Graceland College Project
   (RB) (LOC - Bank of America) (VRDN)
   1.920%, 02/01/33                                          3,890       3,890
  Iowa State Higher Educational Loan
   Authority, Morningside College Project
   (RAN) Series G (LOC - U.S. Bank)
   3.000%, 05/24/05                                          6,500       6,520
                                                                      --------
                                                                        18,437
--------------------------------------------------------------------------------
KANSAS -- 1.1%
  Burlington County Pollution Control
   (TECP)
   1.880%, 03/09/05                                          6,800       6,800
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                              Par       Value
                                                             (000)      (000)
--------------------------------------------------------------------------------
KENTUCKY -- 0.8%
  Shelby County Lease Program (RB)
   Series A (LOC - U.S. Bank) (VRDN)
   1.800%, 09/01/34                                         $5,000    $  5,000
--------------------------------------------------------------------------------
LOUISIANA -- 2.2%
  Plaquemines Port Harbor & Terminal
   District Facilities, Chevron Pipe Line
   Project (RB) (VRDN)
   1.750%, 09/01/05                                          6,000       6,000
  St. James Parish Pollution Control, Texaco
   Project (RB) Series A (VRDN)
   2.030%, 03/17/05                                          8,000       8,000
                                                                      --------
                                                                        14,000
--------------------------------------------------------------------------------
MARYLAND -- 1.6%
  Montgomery County (TECP)
   1.950%, 04/01/05                                          3,500       3,500
   1.950%, 04/07/05                                          7,000       7,000
                                                                      --------
                                                                        10,500
--------------------------------------------------------------------------------
MICHIGAN -- 4.5%
  Michigan State Building Authority (TECP)
   Series A2
   1.950%, 04/27/05                                         15,000      15,000
  University of Michigan Hospital (RB)
   Series A (VRDN)
   1.830%, 12/01/21                                          2,000       2,000
  University of Michigan Hospital (RB)
   Series A-2 (VRDN)
   1.830%, 12/01/24                                          3,742       3,742
  Woodhaven Brownstown School District,
   School Building & Site Project (GO)
   Series B
   1.860%, 05/01/34                                          8,000       8,000
                                                                      --------
                                                                        28,742
--------------------------------------------------------------------------------
MINNESOTA -- 0.3%
  Minneapolis Revenue Authority,
   University Gateway Project (RB)
   Series B (VRDN)
   1.770%, 12/01/27                                          2,050       2,050
--------------------------------------------------------------------------------
MISSISSIPPI -- 1.0%
  Jackson County Port Facilities, Chevron
   USA Incorporated Project (RB) (VRDN)
   1.810%, 06/01/23                                          2,360       2,360
  Jackson County Water System (GO)
   (VRDN)
   2.150%, 08/01/05                                          4,400       4,400
                                                                      --------
                                                                         6,760
--------------------------------------------------------------------------------
MISSOURI -- 0.3%
  Missouri Health and Education Facilities
   Authority, Washington University
   Project (RB) Series D (VRDN)
   1.800%, 09/01/30                                          2,000       2,000
--------------------------------------------------------------------------------

ARMADA MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS


ARMADA TAX EXEMPT MONEY MARKET FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                              Par       Value
                                                             (000)      (000)
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- CONTINUED
NEVADA -- 1.8%
  Las Vegas Valley Water District (TECP)
   2.000%, 05/16/05                                        $ 2,000    $  2,000
   2.100%, 07/20/05                                          6,000       6,000
  Las Vegas Valley Water District (TECP)
   Series A2
   1.750%, 03/08/05                                          3,600       3,600
                                                                      --------
                                                                        11,600
--------------------------------------------------------------------------------
NEW HAMPSHIRE -- 0.7%
  New Hampshire Higher Educational &
   Health Facilities Authority, New
   England Incorporated Project (RB)
   Series B (AMBAC) (VRDN)
   1.900%, 12/01/25                                          4,300       4,300
--------------------------------------------------------------------------------
NORTH CAROLINA -- 6.9%
  Charlotte Water and Sewer System (RB)
   (BAN)
   2.120%, 08/15/05                                         10,000      10,000
  Guilford County Recreational Facilities
   Authority, YMCA Project (RB)
   (LOC - Branch Banking & Trust)
   (VRDN)
   1.900%, 02/01/23                                          2,300       2,300
  Mecklenburg County (GO) Series C
   (VRDN)
   1.900%, 02/01/21                                          7,400       7,400
   1.900%, 02/01/22                                          1,500       1,500
  Mecklenburg County (GO) Series E
   (VRDN)
   1.900%, 04/01/18                                          8,200       8,200
  North Carolina Capital Facilities Financing
   Authority, Greensboro Day School
   Project (RB) (LOC - Bank of America)
   (VRDN)
   1.890%, 07/01/21                                          5,675       5,675
  North Carolina Capital Facilities Financing
   Authority, Mars Hill College Project
   (RB) (LOC - Branch Banking & Trust)
   (VRDN)
   1.900%, 07/01/21                                          3,450       3,450
  North Carolina Educational Facilities
   Finance Agency, Belmont Abbey College
   Project (RB) (LOC - Wachovia Bank)
   (VRDN)
   1.860%, 06/01/18                                          1,100       1,100
  North Carolina Medical Care Commission,
   Rutherford Hospital Project (RB)
   (LOC - Branch Banking & Trust)
   (VRDN)
   1.900%, 09/01/21                                          1,900       1,900
  University of North Carolina, Chapel Hill
   Hospital Project (RB) Series B (VRDN)
   1.800%, 02/15/31                                          2,500       2,500
                                                                      --------
                                                                        44,025
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                              Par       Value
                                                             (000)      (000)
--------------------------------------------------------------------------------
OHIO -- 9.4%
  Clark County (BAN) (GO)
   1.400%, 03/18/05                                         $2,060    $  2,060
  Cuyahoga County Port Authority, Euclid
   Garage Office Project (RB)
   (LOC - Fifth Third Bank) (VRDN)
   1.870%, 01/01/34                                          4,050       4,050
  Hunting Valley (BAN) (GO)
   1.750%, 10/06/05                                          3,750       3,761
  Ohio State (GO) Series B (VRDN)
   1.860%, 08/01/17                                          7,000       7,000
  Ohio State Air Quality Pollution Control
   Development Authority, Toledo Edison
   Project (RB) Series A
   (LOC - Wachovia Bank) (VRDN)
   1.830%, 06/01/23                                          1,850       1,850
  Ohio State Higher Educational Facilities
   Authority, Case Western Reserve
   University Project (RB) Series A (VRDN)
   1.860%, 10/01/31                                         12,500      12,500
   1.830%, 10/01/31                                          1,000       1,000
  Ohio State Higher Educational Facilities
   Authority, Pooled Financing Program
   (RB) Series A (LOC - Fifth Third Bank)
   (VRDN)
   1.870%, 09/01/24                                            505         505
  Ohio State University (GO)
   1.950%, 04/04/05                                         10,000      10,000
  Ohio State University General Receipts
   (TECP) Series F
   1.800%, 04/07/05                                          7,500       7,500
  Toledo-Lucas County Port Authority (RB)
   Series C (LOC - Sovereign Bank)
   (VRDN)
   1.870%, 05/15/38                                          3,500       3,500
  University of Toledo General Receipts (RB)
   (FGIC) (VRDN)
   1.800%, 06/01/32                                            550         550
  Washington County Hospital, Marietta
   Area Health Facilities (RB)
   (LOC - Fifth Third Bank) (VRDN)
   1.880%, 12/01/26                                          1,690       1,690
   1.880%, 06/01/27                                          4,105       4,105
                                                                      --------
                                                                        60,071
--------------------------------------------------------------------------------
PENNSYLVANIA -- 22.8%
  Allegheny County Higher Education
   Building Authority, Carnegie Mellon
   University Project (RB) (VRDN)
   1.800%, 12/01/33                                          3,500       3,500
  Berks County Industrial Development
   Authority, Kutztown Resource Recovery
   Management Project (RB)
   (LOC - Wachovia Bank) (VRDN)
   1.960%, 12/01/30                                          4,120       4,120

ARMADA MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS


ARMADA TAX EXEMPT MONEY MARKET FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                              Par       Value
                                                             (000)      (000)
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Chester County Industrial Development
   Authority, Archdiocese of Philadelphia
   (RB) (LOC - Wachovia Bank) (VRDN)
   1.800%, 07/01/31                                        $ 6,100    $  6,100
  Dallastown Area School District
   (GO) (FGIC) (VRDN)
   1.900%, 02/01/18                                          3,905       3,905
   1.900%, 05/01/20                                          2,925       2,925
  Delaware County Industrial Development
   Authority, BP Oil Project (RB) (VRDN)
   1.790%, 12/01/09                                          1,100       1,100
  Delaware County Industrial Development
   Authority, Exelon Generation Company
   Project (TECP)
   1.970%, 04/06/05                                          3,925       3,925
  Delaware County Industrial Development
   Authority, Scott Paper Company Project
   (RB) Series A (VRDN)
   1.900%, 12/01/18                                          3,800       3,800
  Delaware County Industrial Development
   Authority, Scott Paper Company Project
   (RB) Series B (VRDN)
   1.900%, 12/01/18                                          5,000       5,000
  Delaware County Industrial Development
   Authority, Scott Paper Company Project
   (RB) Series C (VRDN)
   1.900%, 12/01/18                                          2,000       2,000
  Delaware County Industrial Development
   Authority, Scott Paper Company Project
   (RB) Series D (VRDN)
   1.900%, 12/01/18                                          4,000       4,000
  Delaware County Industrial Development
   Authority, Sunoco Project (RB)
   (LOC - Bank of America) (VRDN)
   1.900%, 11/01/33                                          4,000       4,000
  Geisinger Health System Authority,
   Geisinger Health System (RB) (VRDN)
   1.790%, 11/15/32                                          1,600       1,600
  Gettysburg Area Industrial Development
   Authority, Brethren Home Community
   Project (RB) Series A
   (LOC - Wachovia Bank) (VRDN)
   1.860%, 06/01/24                                          2,590       2,590
  Harrisburg Authority, Cumberland Valley
   School District Project (RB) Sub-Series B
   (FSA) (VRDN)
   1.910%, 03/01/34                                          8,900       8,900
  Harrisburg Authority, West Brandywine
   (RB) Sub-Series D (FSA) (VRDN)
   1.910%, 03/01/34                                          2,900       2,900
  Harrisburg Water Authority (RB) (FGIC)
   (VRDN)
   1.900%, 07/15/29                                          2,650       2,650


--------------------------------------------------------------------------------
                                                              Par       Value
                                                             (000)      (000)
--------------------------------------------------------------------------------
  Lehigh County General Purpose Authority,
   Lehigh Valley Hospital Project (RB)
   Series A (VRDN)
   1.790%, 07/01/28                                        $ 1,000    $  1,000
  Lehigh County General Purpose
   Authority, St. Lukes Hospital Project
   (RB) (LOC - Wachovia Bank) (VRDN)
   1.790%, 07/01/31                                          8,800       8,800
  Manheim Township School District
   (GO) (FSA) (VRDN)
   1.900%, 06/01/16                                          2,000       2,000
  Montgomery County Higher Educational
   Facilities Authority, William Penn
   Charter School Project (RB)
   (LOC - PNC Bank) (VRDN)
   1.910%, 09/15/31                                          4,900       4,900
  New Castle Hospital Authority, Jameson
   Memorial Hospital Project
   (RB) (FSA) (VRDN)
   1.910%, 07/01/26                                          5,790       5,790
  New Garden General Authority, Municipal
   Pooled Financing Program (RB) Series II
   (FSA) (VRDN)
   1.950%, 12/01/33                                          5,000       5,000
  Pennsylvania State Higher Education
   Facilities Authority, Association of
   Independent Colleges & Universities
   (RB) Series J-2 (LOC - PNC Bank)
   (VRDN)
   1.890%, 05/01/27                                          2,300       2,300
  Pennsylvania State Turnpike Commission
   (RB) (VRDN)
   1.800%, 06/01/27                                          4,650       4,650
  Pennsylvania State Turnpike Commission
   (RB) Series A-3 (VRDN)
   1.860%, 12/01/30                                          6,000       6,000
  Pennsylvania State Turnpike Commission
   (RB) Series Q (VRDN)
   1.800%, 06/01/28                                          1,300       1,300
  Pennsylvania State University (RB)
   Series A (VRDN)
   1.870%, 04/01/31                                          8,000       8,000
  Philadelphia Industrial Development
   Authority, Newcourtland Elder Services
   Project (RB) (LOC - PNC Bank) (VRDN)
   1.800%, 03/01/27                                          6,950       6,950
  Philadelphia Industrial Development
   Authority, Girard Estate Facilities Project
   (RB) (LOC - Morgan Guaranty Trust)
   (VRDN)
   1.850%, 11/30/31                                         17,600      17,600
  Quakertown Hospital Authority, Hospital
   Group Pooled Financing Project (RB)
   (LOC - PNC Bank) (VRDN)
   1.930%, 07/01/05                                            100         100

ARMADA MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS


ARMADA TAX EXEMPT MONEY MARKET FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                              Par       Value
                                                             (000)      (000)
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Sayre Health Care Facilities Authority,
   Capital Financing Project (RB) Series A
   (AMBAC) (VRDN)
   1.900%, 12/01/20                                        $ 4,500    $  4,500
  Sayre Health Care Facilities Authority,
   Capital Financing Project (RB) Series M
   (AMBAC) (VRDN)
   1.900%, 12/01/20                                          4,000       4,000
                                                                      --------
                                                                       145,905
--------------------------------------------------------------------------------
SOUTH CAROLINA -- 2.9%
  Lexington & Richland County School
   District #005 Project (GO)
   2.500%, 03/01/05                                          5,000       5,000
  South Carolina Public Service (TECP)
   1.970%, 04/04/05                                          8,591       8,591
   2.070%, 06/16/05                                          5,000       5,000
                                                                      --------
                                                                        18,591
--------------------------------------------------------------------------------
TENNESSEE -- 3.4%
  Blount County Health Educational &
   Housing Facilities Authority,
   Presbyterian Homes Project (RB)
   (LOC - Suntrust Bank) (VRDN)
   1.870%, 01/01/19                                          6,575       6,575
  Tennessee (GO) (TECP)
   1.970%, 04/05/05                                          2,600       2,600
  Tennessee (GO) (TECP) Series A
   1.860%, 05/12/05                                          7,900       7,900
  Tennessee (TECP)
   2.010%, 06/08/05                                          5,000       5,000
                                                                      --------
                                                                        22,075
--------------------------------------------------------------------------------
TEXAS -- 8.3%
  Brownsville Utilities System, Subordinate
   Lien Project (RB) Series A (TECP)
   2.050%, 06/21/05                                          4,200       4,200
  Denton Independent School District
   (GO) (VRDN)
   1.550%, 08/15/21                                          4,700       4,700
  Gulf Coast Industrial Development
   Authority, Amoco Oil Corporation
   Project (RB) (VRDN)
   2.100%, 06/01/05                                          4,000       4,000
  Harris County (TECP) Series A2
   1.820%, 04/05/05                                          4,298       4,298
  San Antonio Health Facilities Authority,
   Clinical Foundation Project (RB)
   (LOC - Wells Fargo Bank) (VRDN)
   1.870%, 06/01/20                                          2,200       2,200
  San Antonio Higher Education Authority,
   Trinity University Project (RB)
   (LOC - Bank of America) (VRDN)
   1.800%, 06/01/33                                          1,300       1,300


--------------------------------------------------------------------------------
                                                              Par       Value
                                                             (000)      (000)
--------------------------------------------------------------------------------
  San Antonio Water Authority, Series A
   (RB) (VRDN)
   1.850%, 05/15/33                                        $ 5,000    $  5,000
  Texas State (TRAN)
   3.000%, 08/31/05                                         17,500      17,616
  University of Texas (TECP) Series A
   3.500%, 10/05/05                                         10,000      10,084
                                                                      --------
                                                                        53,398
--------------------------------------------------------------------------------
UTAH -- 2.8%
  Eagle Mountain Gas & Electric (RB)
   (LOC - BNP Paribas) (VRDN)
   1.880%, 12/01/25                                          4,500       4,500
  Intermountain Power Agency (TECP)
   1.400%, 03/15/05                                          7,250       7,250
  Intermountain Power Agency, Power
   Supply (RB) Series F (VRDN)
   2.020%, 06/01/05                                          6,000       6,000
                                                                      --------
                                                                        17,750
--------------------------------------------------------------------------------
VERMONT -- 1.2%
  Vermont Education and Health Building
   Finance Agency, Middlebury College
   Project (RB) Series A (VRDN)
   1.960%, 11/01/27                                          7,520       7,520
--------------------------------------------------------------------------------
VIRGINIA -- 1.9%
  Lynchburg Industrial Development
   Authority, Mid Atlantic Hospital (RB)
   Series C (AMBAC) (VRDN)
   1.900%, 12/01/25                                          2,100       2,100
  Lynchburg Industrial Development
   Authority, Mid Atlantic Hospital (RB)
   Series F (AMBAC) (VRDN)
   1.900%, 12/01/25                                          9,100       9,100
  Roanoke Health Care Facilities Authority,
   Carillion Health Care Project
   (RB) (VRDN)
   1.790%, 07/01/27                                          1,015       1,015
                                                                      --------
                                                                        12,215
--------------------------------------------------------------------------------
WASHINGTON -- 0.8%
  Washington Health Care Facilities
   Authority, National Healthcare Research
   & Educational Project (RB)
   (LOC - BNP Paribas) (VRDN)
   1.870%, 01/01/32                                          4,900       4,900
--------------------------------------------------------------------------------
WISCONSIN -- 0.8%
  Wisconsin Health & Educational Facilities
   Authority, Divine Savior Healthcare (RB)
   Series B (LOC - Bank One) (VRDN)
   1.900%, 05/01/32                                          4,900       4,900
--------------------------------------------------------------------------------

Total Municipal Securities (Cost $643,594)                             643,594
--------------------------------------------------------------------------------

ARMADA MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS


ARMADA TAX EXEMPT MONEY MARKET FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                           Number      Value
                                                         of Shares     (000)
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 0.2%
  AIM Tax Free Cash Reserve Money
   Market Fund                                             772,640    $    773
  Goldman Sachs Financial Square
   Tax-Exempt Money Market Fund                            327,305         327
--------------------------------------------------------------------------------

Total Money Market Funds (Cost $1,100)                                   1,100
--------------------------------------------------------------------------------

Total Investments -- 100.6% (Cost $ 644,694)*                          644,694
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (0.6)%                                    (3,949)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                            $640,745
--------------------------------------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
BAN -- BOND ANTICIPATION NOTE
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
LOC -- LETTER OF CREDIT
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RAN -- REVENUE ANTICIPATION NOTE
RB -- REVENUE BOND
TECP -- TAX EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE
VRDN -- VARIABLE RATE DEMAND NOTE: THE RATE REFLECTED ON THE SCHEDULE OF
        INVESTMENTS IS THE RATE IN EFFECT ON FEBRUARY 28, 2005, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.

SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS


ARMADA TREASURY MONEY MARKET FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                    Number of Shares/   Value
                                                        Par (000)       (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 98.8%
U.S. TREASURY BILLS+ -- 98.8%
   1.997%, 03/03/05                                        $26,900    $ 26,897
   2.110%, 03/10/05                                         32,000      31,983
   2.161%, 03/17/05                                         22,000      21,979
   2.334%, 03/24/05                                         22,000      21,967
   2.240%, 03/31/05                                         15,000      14,972
   2.288%, 04/07/05                                         16,000      15,962
   2.271%, 04/14/05                                         15,000      14,958
   2.293%, 04/21/05                                         14,000      13,955
   2.350%, 04/28/05                                         13,000      12,951
   2.399%, 05/12/05                                          9,000       8,957
   2.534%, 05/19/05                                         12,000      11,933
   2.625%, 05/26/05                                          4,000       3,975
   2.512%, 06/02/05                                          4,000       3,974
   2.432%, 06/09/05                                         11,000      10,926
   2.595%, 07/14/05                                          3,000       2,971
   2.780%, 08/18/05                                          2,000       1,974
   2.840%, 08/25/05                                          2,000       1,972
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $222,306)                        222,306
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 1.4%
  Federated U.S. Treasury Cash Reserve
   Money Market Fund                                       184,973         185
  Goldman Sachs Financial Square
   Treasury Money Market Fund                            2,862,589       2,863
--------------------------------------------------------------------------------

Total Money Market Funds (Cost $3,048)                                   3,048
--------------------------------------------------------------------------------

Total Investments -- 100.2% (Cost $ 225,354)*                          225,354
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (0.2)%                                      (455)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                            $224,899
--------------------------------------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
+ EFFECTIVE YIELD AT PURCHASE DATE.

SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS


ARMADA TREASURY PLUS MONEY MARKET FUND
FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                    Number of Shares/   Value
                                                        Par (000)       (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 14.9%
U.S. TREASURY BILLS+ -- 14.9%
   2.047%, 03/03/05                                        $ 2,000    $  1,999
   2.271%, 04/21/05                                          2,000       1,994
   2.331%, 05/19/05                                          2,000       1,990
   2.472%, 06/02/05                                          2,000       1,987
   2.494%, 06/16/05                                          4,000       3,971
   2.505%, 06/23/05                                          2,000       1,984
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $13,925)                          13,925
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 1.4%
  Federated Treasury Obligation Money
   Market Fund                                             610,738         611
  Financial Square Treasury Obligation
   Money Market Fund                                       746,226         746
--------------------------------------------------------------------------------

Total Money Market Funds (Cost $1,357)                                   1,357
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 83.9%
  Bank of America
   2.57% (dated 2/28/05,
   matures 3/1/05,
   repurchase price $11,000,785,
   collateralized by various
   government obligations:
   market value $11,220,602)                               $11,000      11,000
  Credit Suisse First Boston
   2.60% (dated 2/28/05,
   matures 3/1/05,
   repurchase price $23,251,679,
   collateralized by various
   government obligations:
   market value $23,715,964)                                23,250      23,250
  Greenwich Capital
   2.60% (dated 2/28/05,
   matures 3/1/05,
   repurchase price $11,000,794,
   collateralized by various
   government obligations:
   market value $11,221,482)                                11,000      11,000
  Morgan Stanley
   2.56% (dated 2/28/05,
   matures 3/1/05,
   repurchase price $10,000,711,
   collateralized by various
   government obligations:
   market value $10,200,168)                                10,000      10,000


--------------------------------------------------------------------------------
                                                              Par       Value
                                                             (000)      (000)
--------------------------------------------------------------------------------
  UBS Securities
   2.60% (dated 2/28/05,
   matures 3/1/05,
   repurchase price $23,251,679,
   collateralized by various
   government obligations:
   market value $23,716,882)                               $23,250    $ 23,250
--------------------------------------------------------------------------------

Total Repurchase Agreements (Cost $78,500)                              78,500
--------------------------------------------------------------------------------

Total Investments -- 100.2% (Cost $ 93,782)*                            93,782
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (0.2)%                                      (198)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                            $ 93,584
--------------------------------------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
+ EFFECTIVE YIELD AT PURCHASE DATE.

SEE NOTES FOLLOWING THE SCHEDULES OF INVESTMENTS.

ARMADA FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)


1. INVESTMENT VALUATION

Investment securities of the Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities quoted on the NASD National Markets system are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. If, in the case of a security that is valued at last sale, there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available, are valued at the mean between the most recent bid and asked prices. However, certain fixed income prices furnished by pricing services may be based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems to determine value. Short-term obligations with maturities of 60 days or less held by the non-Money Market Funds may be valued at amortized cost, which approximates market value.

The investment portfolios of the Money Market Funds are valued at amortized cost. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its securities at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Futures contracts are valued at the daily quoted settlement prices.

Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

The Aggressive Allocation and Conservative Allocation Funds invest in underlying Armada Funds. The investments in underlying Armada Funds or in any other Mutual Funds are valued at their respective net asset values as determined by those Funds each business day.

Total  return  swaps  are   marked-to-market   daily  based  on  dealer-supplied
valuations and changes in value are recorded as unrealized appreciation (depreciation).

The Board of Trustees has approved fair value pricing methods to be used in determining the good faith value of the investment securities of the Funds in the event that market quotations are not readily available or if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates it net asset value "NAV" (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information furnished by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

2. INVESTMENT TRANSACTIONS

Investment transactions are recorded on trade date.

ARMADA FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)


3. AFFILIATED PARTY TRANSACTIONS

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the Armada Money Market Funds or Armada Advantage Institutional Money Market Fund, provided that investments in such Funds do not exceed 25% of the investing Fund's total assets.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Armada Funds
            --------------------------------------------------------------

By (Signature and Title)*  /s/ Herbert Martens
                         -------------------------------------------------
                               Herbert Martens, President & Trustee
                               (principal executive officer)

Date            April 18, 2005
    ----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Herbert Martens
                         -------------------------------------------------
                              Herbert Martens, President & Trustee
                              (principal executive officer)

Date            April 18, 2005
    ----------------------------------------------------------------------




By (Signature and Title)*  /s/ Dennis J. Westley
                         -------------------------------------------------
                               Dennis J. Westley, Treasurer
                               (principal financial officer)

Date            April 18, 2005
    ----------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.